                                            Registration No.33-52310

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ______________________

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 12
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF l933


                             SEPARATE ACCOUNT THREE
                                       OF
                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                             (Exact name of trust)

                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                              (Name of depositor)
                             ______________________

                             500 N. Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of depositor's principal executive offices)


                               JAMES D. GALLAGHER
                         Secretary and General Counsel
                        The Manufacturers Life Insurance
                               Company of America
                             500 N. Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                    (Name and Address of Agent for Service)


     It is proposed that this filing will become effective:
     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on May 1, 1998 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on      , 1998 pursuant to paragraph (a)(1) of Rule 485
     _____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

SEPARATE ACCOUNT THREE
OF
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

Registration Statement on Form S-6

Cross-Reference Sheet


Form
N-8B-2
Item No.                    Caption in Prospectus


   1 ----- Cover Page; General Information About Manufacturers Life of America, Separate Account Three, and Manufacturers Investment Trust (Manufacturers Life of America's Separate Account Three)


   2 ----- Cover Page; General Information About Manufacturers Life of America, Separate Account Three, and Manufacturers Investment Trust (Manufacturers Life Of America And Manufacturers Life)

   3 -----  *
   4 -----  Miscellaneous Matters (Distribution of the Policy)

   5 ----- General Information About Manufacturers Life Of America, Separate Account Three, and Manufacturers Investment Trust (Manufacturers Life of America's Separate Account Three)


   6 ----- General Information About Manufacturers Life of America, Separate Account Three, and Manufacturers Investment Trust (Manufacturers Life of America's Separate Account Three)

   7 -----  *
   8 -----  *
   9 -----  Miscellaneous Matters (Pending Litigation)
  10 ----   Detailed Information About The Policies

  11 ----- General Information About Manufacturers Life Of America, Separate Account Three, and Manufacturers Investment Trust (Manufacturers Investment Trust)


  12 ----- General Information About Manufacturers Life Of America, Separate Account Three, and Manufacturers Investment Trust (Manufacturers Investment Trust)

  13 -----  Detailed Information About The Policies (Charges and Deductions)

  14 ----- Detailed Information About the Policies (Premium Provisions -- Policy Issue and Initial Premium); Miscellaneous Matters (Responsibilities Assumed By Manufacturers Life)

  15 ----- Detailed Information About The Policies (Premium Provisions -- Policy Issue and Initial Premium)
  16 -----  **
  17 ----- Detailed Information About The Policies (Policy Values -- Partial Withdrawals and Surrenders); Other Provisions -- Payment of Proceeds)
_____________
*   Omitted since answer is negative or item is not applicable.
**  Omitted.

Form
N-8B-2
Item No.                     Caption in Prospectus


  18 ----- General Information About Manufacturers Life Of America, Separate Account Three, and Manufacturers Investment Trust

  19 ----- Detailed Information About The Policies (Other Provisions -- Reports To Policyowners); Miscellaneous Matters (Responsibilities Assumed By Manufacturers Life)
  20 -----  *
  21 -----  Detailed Information About The Policies
  22 -----  *
  23 -----  **
  24 ----- Detailed Information About the Policies (Other General Policy Provisions)

  25 ----- General Information About Manufacturers Life Of America, Separate Account Three, and Manufacturers Investment Trust (Manufacturers Life Of America And Manufacturers Life)

  26 -----  *
  27 -----  **
  28 ----- Miscellaneous Matters (The Directors And Officers Of Manufacturers Life Of America)

  29 ----- General Information About Manufacturers Life Of America, Separate Account Three, and Manufacturers Investment Trust (Manufacturers Life Of America And Manufacturers Life)

  30 -----  *
  31 -----  *
  32 -----  *
  33 -----  *
  34 -----  *
  35 -----  **
  36 -----  *
  37 -----  *
  38 ----- Miscellaneous Matters (Distribution of the Policy; Responsibilities Assumed By Manufacturers Life)
  39 -----  Miscellaneous Matters (Distribution of the Policy)
  40 -----  *
  41 -----  **
  42 -----  *
  43 -----  *

  44 -----  Detailed Information About The Policies (Policy Values -- Policy
            Value)

  45 -----  *
  46 ----- Detailed Information About The Policies (Policy Values -- Partial Withdrawals and Surrenders; Other Provisions -- Payment of Proceeds)

  47 ----- General Information About Manufacturers Life Of America, Separate Account Three, and Manufacturers Investment Trust (Manufacturers Investment Trust)

_____________
*   Omitted since answer is negative or item is not applicable.
**  Omitted.

Form
N-8B-2
Item No.                       Caption in Prospectus

  48 -----  *
  49 -----  *

  50 ----- General Information About Manufacturers Life Of America, Separate Account Three, and Manufacturers Investment Trust (Manufacturers Life Of America's Separate Account Three)

  51 -----  Detailed Information About The Policies
  52 ----- Detailed Information About The Policies (Miscellaneous Matters -- Portfolio Share Substitution)
  53 -----  **
  54 -----  *
  55 -----  *
  56 -----  *
  57 -----  *
  58 -----  *
  59 -----  Financial Statements
______________
*    Omitted since answer is negative or item is not applicable.
**   Omitted.

                                     PART I

                                   PROSPECTUS

                               PROSPECTUSES FOR





                                 VENTURE VUL




                               A FLEXIBLE PREMIUM
                         VARIABLE LIFE INSURANCE POLICY


                                   Issued by


              The Manufacturers Life Insurance Company of America


                                    And for



                         Manufacturers Investment Trust






                              Printed May 1, 1998



                          [MANULIFE FINANCIAL LOGO]

                                    [LOGO]

              PROSPECTUS

              THE MANUFACTURERS LIFE INSURANCE
              COMPANY OF AMERICA
              SEPARATE ACCOUNT THREE
              VENTURE VUL
              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes the flexible premium variable life insurance policy (the "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America" or the "Company"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"). The Policies are designed to provide lifetime insurance protection together with flexibility as to the timing and amount of premium payments, the investments underlying the Policy Value and the amount of insurance coverage. This flexibility allows the policyowner to pay premiums and adjust insurance coverage in light of his or her current financial circumstances and insurance needs. The Policies provide for: (1) a Net Cash Surrender Value that can be obtained by partial withdrawals or surrender of the Policy; (2) policy loans; and (3) an insurance benefit payable at the life insured's death.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account Three (the "Separate Account") to which the policyowner allocates net premiums.


The assets of each sub-account will be used to purchase shares of a particular investment portfolio ("Portfolio") of Manufacturers Investment Trust. The accompanying prospectus for Manufacturers Investment Trust, and the corresponding statement of additional information, describes the investment objectives of the Portfolios in which net premiums may be invested. The Portfolios available for allocation of net premiums are the: Pacific Rim Emerging Markets Trust, Science & Technology Trust, International Small Cap Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust, Small/Mid Cap Trust, International Stock Trust, Worldwide Growth Trust, Global Equity Trust, Small Company Value Trust, Equity Trust, Growth Trust, Quantitative Equity Trust (formerly the Common Stock Fund), Equity Index Trust, Blue Chip Growth Trust, Real Estate Securities Trust, Value Trust, International Growth and Income Trust, Growth and Income Trust, Equity-Income Trust, Balanced Trust, Aggressive Asset Allocation Trust, Moderate Asset Allocation Trust, Conservative Asset Allocation Trust, High Yield Trust, Strategic Bond Trust, Global Government Bond Trust, Capital Growth Bond Trust, Investment Quality Bond Trust, U.S. Government Securities Trust, Money Market Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust and Lifestyle Conservative 280 Trust (collectively the "Manufacturers Trusts"). Other sub-accounts and Portfolios may be added in the future.


Prospective purchasers should ask a Manulife Financial representative if changing, or adding to, existing insurance coverage would be advantageous. Prospective purchasers should note that it may not be advisable to purchase a Policy as a replacement for existing insurance.

BECAUSE OF THE SUBSTANTIAL NATURE OF THE SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. A POLICYOWNER CONTEMPLATING SURRENDER OF A POLICY SHOULD PAY SPECIAL ATTENTION TO THE

SALES CHARGE LIMITATION PROVISIONS DESCRIBED IN THIS PROSPECTUS, WHICH APPLY ONLY DURING THE FIRST TWO YEARS FOLLOWING ISSUANCE OF THE POLICY OR FOLLOWING AN INCREASE IN FACE AMOUNT.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR MANUFACTURERS INVESTMENT TRUST.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Manufacturers Life Insurance
Company of America
500 N. Woodward Avenue
Bloomfield Hills, Michigan 48304

Service Office:
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5
TELEPHONE: 1-800-827-4546
             (1-800-VARILIN[E])


THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                              PROSPECTUS CONTENTS


                                                                PAGE
                                                                ----
INTRODUCTION TO POLICIES....................................       1
GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA
  SEPARATE ACCOUNT THREE AND MANUFACTURERS INVESTMENT
     TRUST..................................................       8
     Manufacturers Life of America And Manufacturers Life...       8
     Manufacturers Life of America's Separate Account
      Three.................................................       9
     Manufacturers Investment Trust.........................       9
     Investment Objectives and Certain Policies Of The
      Portfolios............................................      11
DETAILED INFORMATION ABOUT THE POLICIES.....................      15
  PREMIUM PROVISIONS........................................      15
     Policy Issue And Initial Premium.......................      15
     Premium Allocation.....................................      15
     Premium Limitations....................................      16
     Short-Term Cancellation Right And "Free Look"
      Provisions............................................      16
  INSURANCE BENEFIT.........................................      16
     The Insurance Benefit..................................      16
     No Lapse Guarantee.....................................      17
     No Lapse Guarantee Cumulative Premium Test.............      17
     Death Benefit Guarantee................................      17
     Death Benefit Options..................................      19
     Death Benefit Option Changes...........................      19
     Face Amount Changes....................................      20
  POLICY VALUES.............................................      21
     Policy Value...........................................      21
     Transfers Of Policy Value..............................      22
     Policy Loans...........................................      23
     Partial Withdrawals And Surrenders.....................      26
     Charges and Deductions.................................      27
     Deductions From Premiums...............................      27
     Surrender Charges......................................      27
     Monthly Deductions.....................................      33
     Administration Charge..................................      33
     Cost Of Insurance Charge...............................      33
     Mortality And Expense Risks Charge.....................      34
     Other Charges..........................................      35
     Special Provisions For Group Or Sponsored
      Arrangements..........................................      36
     Special Provisions For Exchanges.......................      36
     The General Account....................................      36
  OTHER GENERAL POLICY PROVISIONS...........................      37
     Policy Default.........................................      37
     Policy Reinstatement...................................      37
     Miscellaneous Policy Provisions........................      38
  OTHER PROVISIONS..........................................      38
     Supplementary Benefits.................................      38
     Payment Of Proceeds....................................      39
     Reports To Policyowners................................      39
  MISCELLANEOUS MATTERS.....................................      39
     Portfolio Share Substitution...........................      39
     Federal Income Tax Considerations......................      39
     Tax Status Of The Policy...............................      40

                                                                PAGE
                                                                ----
     Tax Treatment Of Policy Benefits.......................      41
     The Company's Taxes....................................      43
     Distribution Of The Policy.............................      43
     Responsibilities Assumed By Manufacturers Life.........      43
     Voting Rights..........................................      44
     Directors And Officers Of Manufacturers Life of
      America...............................................      45
     State Regulations......................................      46
     Pending Litigation.....................................      46
     Additional Information.................................      46
     Legal Matters..........................................      46
     Experts................................................      46
     Year 2000 Issues.......................................      47
Financial Statements........................................      48
Appendices..................................................      70
A.  Sample Illustrations Of Policy Values, Cash Surrender
  Values And Death Benefits.................................      70
B.  Definitions.............................................      79
C.  Deferred Sales Charge Tables............................      82



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANUFACTURERS INVESTMENT TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST.


You are urged to examine this prospectus carefully. The INTRODUCTION TO POLICIES will briefly describe the Flexible Premium Variable Life Insurance Policy. More detailed information will be found within.

INTRODUCTION TO POLICIES

The following summary is intended to provide a general description of the most important features of the Policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the corridor percentage test (see "Death Benefit Options").

GENERAL

The Policy provides a death benefit in the event of the death of the life insured.

Premium payments may be made at any time and in any amount, subject to certain limitations.


After certain deductions, premiums will be allocated, according to the policyowner's instructions, to one or more of the general account and the sub-accounts of Manufacturers Life of America's Separate Account Three. Assets of the sub-accounts of Separate Account Three are invested in shares of a particular Portfolio of Manufacturers Investment Trust. Allocation instructions may be changed at any time and transfers among the accounts may be made subject to certain restrictions (see "Transfers of Policy Value").



The Portfolios currently offered are the: Pacific Rim Emerging Markets Trust, Science & Technology Trust, International Small Cap Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust, Small/Mid Cap Trust, International Stock Trust, Worldwide Growth Trust, Global Equity Trust, Small Company Value Trust, Equity Trust, Growth Trust, Quantitative Equity Trust (formerly the Common Stock
Fund), Equity Index Trust, Blue Chip Growth Trust, Real Estate Securities Trust, Value Trust, International Growth and Income Trust, Growth and Income Trust, Equity-Income Trust, Balanced Trust, Aggressive Asset Allocation Trust, Moderate Asset Allocation Trust, Conservative Asset Allocation Trust, High Yield Trust, Strategic Bond Trust, Global Government Bond Trust, Capital Growth Bond Trust, Investment Quality Bond Trust, U.S. Government Securities Trust, Money Market Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust and Lifestyle Conservative 280 Trust (collectively the "Manufacturers Trusts"). Other sub-accounts and Portfolios may be added in the future.


The Policy has a Policy Value reflecting premiums paid, the investment performance of the accounts to which the policyowner has allocated premiums, and certain charges for expenses and cost of insurance. The policyowner may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal, or by full surrender of the Policy.

DEATH BENEFIT

DEATH BENEFIT OPTIONS. The policyowner elects to have the Policy's death benefit determined under one of two options:

     -  death benefit equal to the face amount of the Policy, or

     -  death benefit equal to the face amount of the Policy plus the Policy
       Value.

Under either option, the death benefit may have to be increased to a multiple of the Policy Value to satisfy the corridor percentage test under the definition of life insurance in the Internal Revenue Code. See DETAILED INFORMATION ABOUT THE
POLICIES: INSURANCE BENEFIT -- "The Insurance Benefit" and "Death Benefit Options."

THE POLICYOWNER MAY CHANGE THE DEATH BENEFIT OPTION. A change in the death benefit option may be requested after the Policy has been in force for two years. See Detailed Information About The Policies; Insurance Benefit -- "Death Benefit Option Changes."

THE POLICYOWNER MAY INCREASE THE FACE AMOUNT. After the Policy has been in force for two years, an increase in the face amount of the Policy may be requested once per policy year. An increase in the face amount is subject to satisfactory evidence of insurability and will usually result in the Policy's being subject to new surrender charges. See DETAILED INFORMATION ABOUT THE POLICIES; INSURANCE BENEFIT -- "Face Amount Changes."

THE POLICYOWNER MAY DECREASE THE FACE AMOUNT. A decrease in the face amount may be requested once per policy year after the Policy has been in force for two years, except during the two-year period following any increase in face amount. In addition, during the two-year period following an increase in face amount, the policyowner may choose to decrease the increased face amount which will result in certain surrender charges being deducted from the policy value. During the two-year period following an increase, the deferred sales charge for the increase is subject to the Policy's sales charge limitation provisions. A decrease in face amount may result in certain surrender charges being deducted from the Policy Value. See DETAILED INFORMATION ABOUT THE POLICIES; INSURANCE BENEFIT -- "Face Amount Changes."

PREMIUM PAYMENTS ARE FLEXIBLE

The policyowner may pay premiums at any time and in any amount, subject to certain limitations. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Policy Issue" and "Premium Limitations."

The policyowner must pay at least the Initial Premium to put the Policy in force. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Policy Limitations" and "Death Benefit Guarantee."

After the Initial Premium is paid there is no minimum premium required. However, by complying with the Cumulative Premium Test the policyowner can ensure the Policy will not go into default for the first three policy years. For Policies with a face amount of at least $250,000, the policyowner can ensure the Policy will not go into default (i) prior to the life insured reaching age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and (ii) prior to the life insured reaching age 85 if Death Benefit Option 2 is selected at any time, by satisfying the Cumulative Premium Test or the Fund Value Test. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Death Benefit Guarantee."

Certain maximum premium limitations apply to the Policy to ensure the Policy qualifies as life insurance under rules defined in the Internal Revenue Code. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Premium Limitations."

SUMMARY OF CHARGES AND DEDUCTIONS

Charges under the Policy are assessed as:

     (1)  deductions from premiums


        - the Company reserves the right to make a charge for state, local and federal taxes in an amount not to exceed 3.60% (in Oregon no state premium tax is deducted)


     (2) surrender charges upon surrender, partial withdrawal in excess of the Withdrawal Tier Amount, decrease in face amount or lapse

        -  deferred underwriting charge of $6 for each $1,000 of face amount

        - deferred sales charge of a maximum of 50% of premiums paid up to a maximum of 3.031 Target Premiums

     (3)  monthly deductions

        - administration charge of $35 per month until the first policy anniversary; thereafter, $10 per month (the right is reserved to increase the administration charge by an additional amount of up to $.01 per $1,000 of face amount per month)

        -  cost of insurance charge

        - mortality and expense risks charge of .90% per annum through the later of the tenth policy anniversary and the policyowner's attained age 60 and, thereafter, .45% per annum

        -  supplementary benefit(s) charge(s)

     (4)  Other Charges

        Investment Management Fees and Expenses


        Investment management fees paid by Manufacturers Investment Trust (excluding the Lifestyle Trusts) range from .25% to 1.10% of the assets of the Portfolios. Maximum expenses range from .15% to .75% of the assets of the Portfolios (excluding the Lifestyle Trusts). Because each Lifestyle Trust will invest in shares of Underlying Portfolios (all of the Portfolios except the Lifestyle Trusts) each will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios.


     (5)  Certain Transfers

        - transfer fee of $25 per transfer in excess of twelve transfers in any policy year.

        - transfer fee of $5 for each transfer under the Dollar Cost Averaging program when Policy Value does not exceed $15,000

For a complete discussion of charges and deductions see the heading Charges And Deductions in this Introduction and the references therein, and see also the heading Transfers Are Permitted in this Introduction and the references therein.

INVESTMENT OPTIONS

Premiums will be allocated, according to the policyowner's instructions, to any combination of the general account or one or more of the sub-accounts of Manufacturers Life of America's Separate Account Three.

Each sub-account of Separate Account Three invests its assets in the shares of one of the following portfolios:

     -  Pacific Rim Emerging Markets Trust

     -  Science & Technology Trust

     -  International Small Cap Trust

     -  Emerging Growth Trust

     -  Pilgrim Baxter Growth Trust

     -  Small/Mid Cap Trust

     -  International Stock Trust

     -  Worldwide Growth Trust

     -  Global Equity Trust


     -  Small Company Value Trust



     -  Equity Trust



     -  Growth Trust


     -  Quantitative Equity Trust

     -  Equity Index Trust

     -  Blue Chip Growth Trust

     -  Real Estate Securities Trust

     -  Value Trust

     -  International Growth and Income Trust

     -  Growth and Income Trust

     -  Equity-Income Trust

     -  Balanced Trust

     -  Aggressive Asset Allocation Trust

     -  Moderate Asset Allocation Trust

     -  Conservative Asset Allocation Trust

     -  High Yield Trust

     -  Strategic Bond Trust

     -  Global Government Bond Trust

     -  Capital Growth Bond Trust

     -  Investment Quality Bond Trust

     -  U.S. Government Securities Trust

     -  Money Market Trust

     -  Lifestyle Aggressive 1000 Trust

     -  Lifestyle Growth 820 Trust

     -  Lifestyle Balanced 640 Trust

     -  Lifestyle Moderate 460 Trust

     -  Lifestyle Conservative 280 Trust

The policyowner may change the allocation of net premiums among the general account and the sub-accounts at any time. See GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA, SEPARATE

ACCOUNT THREE, AND MANUFACTURERS INVESTMENT TRUST AND DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Premium Allocation" and Policy Values -- "Policy Value."


THE POLICY VALUE

The Policy has a Policy Value which reflects the following: premium payments made; investment performance of the sub-accounts to which amounts have been allocated; interest credited by the Company to amounts allocated to the general account; partial withdrawals; and deduction of charges described under "Charges And Deductions" below.

The Policy Value is the sum of the values in the Investment Accounts, the Guaranteed Interest Account and the Loan Account.

INVESTMENT ACCOUNT. An Investment Account is established under the Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. An Investment Account measures the interest of the Policy in the corresponding sub-account.

The value of each Investment Account under the Policy varies each Business Day and reflects the investment performance of the Portfolio shares held in the corresponding sub-account. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Value."

GUARANTEED INTEREST ACCOUNT. The Guaranteed Interest Account consists of that portion of the Policy Value based on net premiums allocated to, and amounts transferred to, the general account of the Company.

Manufacturers Life of America credits interest on amounts in the Guaranteed Interest Account at an effective annual rate guaranteed to be at least 4%. See DETAILED INFORMATION ABOUT THE POLICIES and The General Account.

LOAN ACCOUNT. When a policy loan is made, Manufacturers Life of America will establish a Loan Account under the Policy and will transfer an amount from the Investment Accounts and the Guaranteed Interest Account to the Loan Account.

The Company will credit interest to amounts in the Loan Account at an effective annual rate of at least 4%. The actual rate credited on loan amounts will be the rate charged on loan amounts less an interest rate differential, currently 1.75%, except on Select Loan Amounts where the interest rate differential, subject to change in certain circumstances, is currently 0%. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Loans."

TRANSFERS ARE PERMITTED. A policyowner may make transfers among the sub-accounts of Separate Account Three and the Company's general account, subject to certain restrictions.

Twelve transfers per policy year may be made at no cost to the policyowner; excess transfers will be permitted at a cost of $25 per transfer. All transfer requests received at the same time are treated as a single transfer request.

Certain restrictions may apply to transfer requests. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Value."

USING THE POLICY VALUE

BORROWING AGAINST THE POLICY VALUE. The policyowner may borrow against the Policy Value. The minimum loan amount is $500.

Loan interest will be charged on a fixed basis at an effective annual rate of 5.75%. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Policy Loans."

A POLICYOWNER MAY MAKE A PARTIAL WITHDRAWAL OF THE POLICY VALUE. After a Policy has been in force for two years the policyowner may make a partial withdrawal of the Policy Value. The minimum withdrawal amount is $500. The policyowner may specify that the withdrawal is to be made from a specific Investment Account or the Guaranteed Interest Account.

A partial withdrawal may result in a reduction in the face amount of the Policy and may also result in the assessment of a portion of the surrender charges to which the Policy is subject. See DETAILED INFORMATION ABOUT THE POLICIES; Policy Values -- "Partial Withdrawals and Surrenders" and Charges and Deductions -- "Surrender Charges."

THE POLICY MAY BE SURRENDERED FOR ITS NET CASH SURRENDER VALUE. The Net Cash Surrender Value is equal to the Policy Value less surrender charges, outstanding monthly deductions due and the value of the Loan Account. Surrender of a Policy during the Surrender Charge Period will usually result in assessment of surrender charges. See Detailed Information About the Policies; Policy Values -- "Partial Withdrawals and Surrenders" and Charges and Deductions -- "Surrender Charges."

CHARGES AND DEDUCTIONS

1)  DEDUCTIONS FROM PREMIUMS.


     - the Company reserves the right to make a charge for state, local and federal taxes in an amount not to exceed 3.60% (in Oregon no state premium tax is deducted)


2) SURRENDER CHARGES. Manufacturers Life of America will usually deduct a deferred underwriting charge and a deferred sales charge if, during the Surrender Charge Period:

     -  the Policy is surrendered for its Net Cash Surrender Value,

     -  a partial withdrawal in excess of the Withdrawal Tier Amount is made,

     -  a decrease in face amount is requested, or

     -  the Policy lapses.

The deferred underwriting charge is $6 for each $1,000 of face amount of life insurance coverage initially or added by increase. In effect, the charge applies only to the first $500,000 of face amount initially purchased or the first $500,000 of each subsequent increase in face amount. Thus, the charge made in connection with any one underwriting will not exceed $3,000.

The full amount of the deferred underwriting charge will be in effect for five years following Policy issue. Beginning in the sixth year these charges grade downward over a maximum ten-year period. See DETAILED INFORMATION ABOUT THE POLICIES; Charges And Deductions -- "Surrender Charges."

The maximum deferred sales charge is 50% of premiums paid up to a maximum number of Target Premiums that varies (from -0.180 to 3.031) according to the issue age of the life insured, the face amount at issue and the amount of any increase. Subject to compliance with the sales charge limitation provisions described below, the maximum deferred sales charge will be in effect for at least the first two years of the Surrender Charge Period. After that, the portion of the deferred sales charge that remains in effect will grade down at a rate that also varies according to the issue age of the life insured until, at the end of the Surrender Charge Period there is no deferred sales charge. See DETAILED INFORMATION ABOUT THE POLICIES -- "Charges And Deductions" -- Surrender Charges. Because of the sales charge limitation described below, the deferred sales charge assessable under the Policy may increase at the beginning of the third policy year. In the event of a face amount increase, the surrender charges applicable to the increase will be those rates that would apply if a Policy were issued to the life insured at his or her then attained age and based on the amount of the increase.

LIMITATION OF SALES CHARGES. If the Policy is surrendered at any time during the first two years following issuance or following an increase in face amount or if the increase is cancelled during the two-year period following the increase, then Manufacturers Life of America may forego deducting the maximum deferred sales charge applicable to the Policy or the increase. See DETAILED INFORMATION ABOUT THE POLICIES;

Charges and Deductions -- "Surrender Charges." If the Policy is surrendered after that two-year period, the full amount of the applicable sales charge will apply.

3) MONTHLY DEDUCTIONS. At the beginning of each policy month Manufacturers Life of America deducts from the Policy Value:

    - an administration charge of $35 per month until the first policy anniversary; thereafter $10 per month (the right is reserved to increase the administration charge by an additional amount of up to $.01 per $1,000 of face amount per month)

    -  a charge for the cost of insurance,

    - a charge for mortality and expense risks of .90% per annum through the later of the tenth policy anniversary and the policyowner's attained age 60 and, thereafter, .45% per annum. This charge is assessed against the value of the policyowner's investment accounts, and

    -  charge(s) for any supplementary benefit(s) added to the Policy.

The cost of insurance charge varies based on the net amount at risk under the Policy and the applicable cost of insurance rate. Cost of insurance rates vary according to issue age, the duration of the coverage, sex (unless unisex rates are required by law), any additional ratings indicated in the policy, and risk class of the life insured. The maximum cost of insurance rate that can be charged is guaranteed not to exceed the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. However, any additional ratings as indicated in the Policy will be added to the cost of insurance rate. See DETAILED INFORMATION ABOUT THE POLICIES; Charges and Deductions -- "Monthly Deductions."

If the Policy is still in force when the life insured attains age 100, no further monthly deductions will be taken from the Policy Value.

4) OTHER CHARGES. Charges will be imposed on certain transfers of Policy Values, including a $25 charge for each transfer in excess of twelve per policy year and a $5 charge for each Dollar Cost Averaging transfer if Policy Value does not exceed $15,000. See Policy Values -- "Transfers Of Policy Value."

Certain expenses are, or will be, assessed against the assets of the Portfolios, as follows.

Investment Management Fees and Expenses


Investment management fees paid by Manufacturers Investment Trust (excluding the Lifestyle Trusts) range from .25% to 1.10% of the assets of the Portfolios. Maximum expenses range from .15% to .75% of the assets of the Portfolios (excluding the Lifestyle Trusts). Because each Lifestyle Trust will invest in shares of Underlying Portfolios each will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios. See DETAILED INFORMATION ABOUT THE POLICIES; Charges and Deductions -- "Other Charges."



Manufacturers Life of America reserves the right to charge or establish a provision for any federal, state or local taxes that may be attributable to the Separate Account or the operations of the Company with respect to the Policies in addition to the deductions for state, local and federal taxes currently being made.


SUPPLEMENTARY BENEFITS

A policyowner may choose to add certain supplementary benefits to the Policy. These supplementary benefits include an accidental death benefit, life insurance for additional insured persons, acceleration of benefits in the event of terminal illness, term insurance option, a disability benefit to waive the cost of monthly deductions and an option to ensure a guaranteed Policy Value.

The cost of any supplementary benefits will be deducted from the Policy Value monthly. See DETAILED INFORMATION ABOUT THE POLICIES; Other Provisions -- "Supplementary Benefits."

DEFAULT

Unless the Death Benefit Guarantee is in effect, the Policy will go into default if the Net Cash Surrender Value at the beginning of any policy month would go below zero after deducting the monthly charges then due. The Policy will not go into default if the policy qualifies for the Death Benefit Guarantee. The Company will notify the policyowner in the event the Policy goes into default, and will allow a grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. If the required premium is not paid during the grace period the Policy will terminate. See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Policy Default."

DEATH BENEFIT GUARANTEE

Except in the state of New Jersey where the Death Benefit Guarantee is not available, on Policies issued and maintained with a minimum face amount of $250,000, as long as the Cumulative Premium Test or, where applicable, the Fund Value Test is satisfied, the Company guarantees that the Policy will not go into default (i) prior to the life insured's attaining age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and (ii) prior to the life insured reaching age 85 if Death Benefit Option 2 is selected at any time, regardless of the investment performance of the Funds underlying the Policy Value. On Policies with face amounts of less than $250,000 there is no Death Benefit Guarantee after the third policy anniversary. See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Death Benefit Guarantee."

REINSTATEMENT

A terminated policy may be reinstated by the policyowner within either the 21-day or five-year period following the date of termination, providing certain conditions are met. See DETAILED INFORMATION ABOUT THE POLICIES; Premium Provisions -- "Policy Reinstatement."

FREE LOOK

A Policy may be returned for a refund of premium within the later of:

     -  10 days after it is received

     -  45 days after the application for the Policy is signed

     - 10 days after Manufacturers Life of America mails or delivers a notice of this right of withdrawal.

If a policyowner requests an increase in face amount which results in new surrender charges, the "free look" provision will also apply to the increase. See DETAILED INFORMATION ABOUT THE POLICIES; PREMIUM PROVISIONS -- "Short-Term Cancellation Right and 'Free Look' Provisions."

FEDERAL TAX MATTERS

Manufacturers Life of America believes that a Policy issued on a standard risk class basis should meet the definition of a life insurance contract as set forth in Section 7702 of the Internal Revenue Code of 1986. With respect to a Policy issued on a substandard basis, there is less guidance available to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract, particularly if the policyowner pays the full amount of premiums permitted under such a Policy. Assuming that a Policy qualifies as a life insurance contract for Federal income tax payments, a policyowner should not be deemed to be in constructive receipt of Policy Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be completely excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds. See MISCELLANEOUS MATTERS -- FEDERAL INCOME TAX CONSIDERATIONS -- (TAX STATUS OF THE POLICY).

Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of investment in the Policy. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax. See MISCELLANEOUS MATTERS -- FEDERAL INCOME TAX CONSIDERATIONS -- (TAX TREATMENT OF POLICY BENEFITS).

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of investment in the Policy and then a disbursement of taxable income. Moreover, loans will not be treated as distributions. Select Loans may, however, be treated as taxable distributions. A policyowner considering the use of systematic policy loans as one element of a comprehensive retirement income plan should consult his or her personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. Finally, neither distributions nor loans under a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. See MISCELLANEOUS MATTERS -- FEDERAL INCOME TAX CONSIDERATIONS -- (DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS).

The United States Congress has in the past considered, and in the future may consider legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, or adopt new interpretations of existing laws, state tax laws or, if the policyowner is not a United States resident, foreign tax laws, which may affect the tax consequences to him or her, the lives insured or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted. Any such change could have a retroactive effect regardless of the date of enactment. The Company suggests that a tax adviser be consulted.

ESTATE AND GENERATION-SKIPPING TAXES

The proceeds of this life insurance policy may be taxable under Estate and Generation-Skipping Tax provisions of the Internal Revenue Code. The policyowner should consult his or her tax adviser regarding these taxes.


GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA,
SEPARATE ACCOUNT THREE, AND MANUFACTURERS INVESTMENT TRUST


MANUFACTURERS LIFE OF AMERICA AND MANUFACTURERS LIFE

Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("Manufacturers USA"), is a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. It is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Manufacturers USA, a life insurance company organized in 1955 under the laws of Maine and redomesticated under the laws of Michigan on December 30, 1992, is a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.), a life insurance company organized in 1983 under the laws of Michigan which in turn is a wholly-owned subsidiary of Manufacturers Life, a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America and rank among the 60 largest life insurers in the world as measured by assets. Manufacturers Life and Manufacturers Life of America have received the following ratings from independent rating agencies:
Standard and Poor's Insurance Rating Service -- AA+ (for claims paying ability), A.M. Best Company -- A++ (for financial strength), Duff & Phelps Credit Rating Co. -- AAA (for claims paying ability), and Moody's Investors Service, Inc. -- Aa3 (for financial strength). However, neither Manufacturers Life of America nor Manufacturers Life guarantees the investment performance of the Separate Account.

MANUFACTURERS LIFE OF AMERICA'S SEPARATE ACCOUNT THREE

Manufacturers Life of America established its Separate Account Three on August 22, 1986 as a separate account under Pennsylvania law. Since December 9, 1992 the Separate Account has been operated under Michigan law. The Separate Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Separate Account is currently used only to support variable life insurance policies.

Manufacturers Life of America is the legal owner of the assets in the Separate Account. The income, gains and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains or losses of Manufacturers Life of America. Manufacturers Life of America will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manufacturers Life of America.

The Separate Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manufacturers Life of America.


MANUFACTURERS INVESTMENT TRUST



Each sub-account of the Separate Account will purchase shares only of a particular Portfolio of Manufacturers Investment Trust. Manufacturers Investment Trust is registered under the 1940 Act as an open-end management investment company. The Separate Account will purchase and redeem shares of Manufacturers Investment Trust at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes consistent with the Policies. Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.



Manufacturers Investment Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manufacturers Life of America will purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Manufacturers Investment Trust prospectus.

Manufacturers Investment Trust receives investment advisory services from Manufacturers Securities Services, LLC. Manufacturers Securities Services, LLC is a registered investment adviser under the Investment Advisers Act of 1940. Manufacturers Investment Trust also employs subadvisers. The following subadvisers provide investment subadvisory services to the indicated portfolios:



                      PORTFOLIO                                          SUBADVISER
                      ---------                                          ----------
AGGRESSIVE GROWTH PORTFOLIOS
     Pacific Rim Emerging Markets Trust               Manufacturers Adviser Corporation*
     Science & Technology Trust                       T. Rowe Price Associates, Inc.
     International Small Cap Trust                    Founders Asset Management, Inc.
     Emerging Growth Trust                            Warburg, Pincus Counsellors, Inc.
     Pilgrim Baxter Growth Trust                      Pilgrim Baxter & Associates, Ltd.
     Small/Mid Cap Trust                              Fred Alger Management, Inc.
     International Stock Trust                        Rowe Price-Fleming International, Inc.
GROWTH PORTFOLIOS
     Worldwide Growth Trust                           Founders Asset Management, Inc.
     Global Equity Trust                              Morgan Stanley Asset Management Inc.
     Small Company Value Trust                        Rosenberg Institutional Equity Management
     Equity Trust                                     Fidelity Management Trust Company
     Growth Trust                                     Founders Asset Management, Inc.
     Quantitative Equity Trust                        Manufacturers Adviser Corporation*
       (formerly Common Stock Fund)
     Equity Index Trust                               Manufacturers Adviser Corporation*
     Blue Chip Growth Trust                           T. Rowe Price Associates, Inc.
     Real Estate Securities Trust                     Manufacturers Adviser Corporation*
GROWTH & INCOME PORTFOLIOS
     Value Trust                                      Miller Anderson & Sherrerd, LLP
     International Growth and Income Trust            J.P. Morgan Investment Management Inc.
     Growth and Income Trust                          Wellington Management Company
     Equity-Income Trust                              T. Rowe Price Associates, Inc.
BALANCED PORTFOLIOS
     Balanced Trust                                   Founders Asset Management, Inc.
     Aggressive Asset Allocation Trust                Fidelity Management Trust Company
     Moderate Asset Allocation Trust                  Fidelity Management Trust Company
     Conservative Asset Allocation Trust              Fidelity Management Trust Company
BOND PORTFOLIOS
     High Yield Trust                                 Miller Anderson & Sherrerd, LLP
     Strategic Bond Trust                             Salomon Brothers Asset Management Inc
     Global Government Bond Trust                     Oechsle International Advisors, L.P.
     Capital Growth Bond Trust                        Manufacturers Adviser Corporation*
     Investment Quality Bond Trust                    Wellington Management Company
     U.S. Government Securities Trust                 Salomon Brothers Asset Management Inc
MONEY MARKET PORTFOLIOS
     Money Market Trust                               Manufacturers Adviser Corporation*
LIFESTYLE PORTFOLIOS
     Lifestyle Aggressive 1000 Trust                  Manufacturers Adviser Corporation*
     Lifestyle Growth 820 Trust                       Manufacturers Adviser Corporation*
     Lifestyle Balanced 640 Trust                     Manufacturers Adviser Corporation*
     Lifestyle Moderate 460 Trust                     Manufacturers Adviser Corporation*
     Lifestyle Conservative 280 Trust                 Manufacturers Adviser Corporation*


---------------

* Manufacturers Adviser Corporation is an indirect wholly-owned subsidiary of Manufacturers Life.

INVESTMENT OBJECTIVES AND CERTAIN POLICIES OF THE PORTFOLIOS

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met.

AGGRESSIVE GROWTH PORTFOLIOS

PACIFIC RIM EMERGING MARKETS TRUST. The investment objective of the Pacific Rim Emerging Markets Trust is to achieve longterm growth of capital. Manufacturers Adviser Corporation ("MAC") manages the Pacific Rim Emerging Markets Trust and seeks to achieve this investment objective by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries of the Pacific Rim region.

SCIENCE & TECHNOLOGY TRUST. The investment objective of the Science & Technology Trust is long-term growth of capital. Current income is incidental to the portfolio's objective. T. Rowe Price Associates, Inc. manages the Science & Technology Trust.

INTERNATIONAL SMALL CAP TRUST. The investment objective of the International Small Cap Trust is to seek long-term capital appreciation. Founders Asset Management, Inc. ("Founders") manages the International Small Cap Trust and will pursue this objective by investing primarily in securities issued by foreign companies which have total market capitalizations or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

EMERGING GROWTH TRUST. The investment objective of the Emerging Growth Trust is maximum capital appreciation. Warburg, Pincus Counsellors, Inc. manages the Emerging Growth Trust and will pursue this objective by investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

PILGRIM BAXTER GROWTH TRUST. The investment objective of the Pilgrim Baxter Growth Trust is capital appreciation. Pilgrim Baxter & Associates, Ltd. ("PBHG") manages the Pilgrim Baxter Growth Trust and seeks to achieve its objective by investing in companies believed by PBHG to have an outlook for strong earnings growth and the potential for significant capital appreciation.

SMALL/MID CAP TRUST. The investment objective of the Small/Mid Cap Trust is to seek long term capital appreciation. Fred Alger Management, Inc. manages the Small/Mid Cap Trust and will pursue this objective by investing at least 65% of the portfolio's total assets (except during temporary defensive periods) in small/mid cap equity securities.

INTERNATIONAL STOCK TRUST. The investment objective of the International Stock Trust is to achieve long-term growth of capital. Rowe Price-Fleming International, Inc. manages the International Stock Trust and seeks to obtain this objective by investing primarily in common stocks of established, non-U.S. companies.

GROWTH PORTFOLIOS

WORLDWIDE GROWTH TRUST. The investment objective of the Worldwide Growth Trust is long-term growth of capital. Founders manages the Worldwide Growth Trust and seeks to attain this objective by normally investing at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world.

GLOBAL EQUITY TRUST. The investment objective of the Global Equity Trust is long-term capital appreciation. Morgan Stanley Asset Management Inc. manages the Global Equity Trust and intends to pursue this objective by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.


SMALL COMPANY VALUE TRUST. The investment objective of the Small Company Value Trust is long-term growth of capital. Rosenberg Institutional Equity Management manages the Small Company Value Trust and intends to pursue this objective by investing in equity securities of smaller companies which are traded principally in the markets of the United States.



EQUITY TRUST. The principal investment objective of the Equity Trust is growth of capital. Current income is a secondary consideration although growth of income may accompany growth of capital. Fidelity Management Trust Company manages the Equity Trust and seeks to attain the foregoing objective by investing primarily in common stocks of United States issuers or securities convertible into or which carry the right to buy common stocks.


GROWTH TRUST. The investment objective of the Growth Trust is to seek long-term growth of capital. Founders manages the Growth Trust and will pursue this objective by investing, under normal market conditions, at least 65% of its total assets in common stocks of well-established, high-quality growth companies that Founders believes have the potential to increase earnings faster than the rest of the market.


QUANTITATIVE EQUITY TRUST (FORMERLY COMMON STOCK FUND). The investment objective of the Quantitative Equity Trust is to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above-average rate of return. MAC manages the Quantitative Equity Trust.


EQUITY INDEX TRUST. The investment objective of the Equity Index Trust is to achieve investment results which approximate the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. MAC manages the Equity Index Trust.

BLUE CHIP GROWTH TRUST. The primary investment objective of the Blue Chip Growth Trust is to provide long-term growth of capital. Current income is a secondary objective, and many of the stocks in the Portfolio are expected to pay dividends. T. Rowe Price Associates, Inc. manages the Blue Chip Growth Trust.

REAL ESTATE SECURITIES TRUST. The investment objective of the Real Estate Securities Trust is to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities. MAC manages the Real Estate Securities Trust.

GROWTH & INCOME PORTFOLIOS

VALUE TRUST. The investment objective of the Value Trust is to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. Miller Anderson & Sherrerd, LLP ("MAS") manages the Value Trust and seeks to attain this objective by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

INTERNATIONAL GROWTH AND INCOME TRUST. The investment objective of the International Growth and Income Trust is to seek long-term growth of capital and income. The portfolio is designed for investors with a long-term investment horizon who want to take advantage of investment opportunities outside the United States. J.P. Morgan Investment Management Inc. manages the International Growth and Income Trust.

GROWTH AND INCOME TRUST. The investment objective of the Growth and Income Trust is to provide long-term growth of capital and income consistent with prudent investment risk. Wellington Management Company manages the Growth and Income Trust and seeks to achieve the Trust's objective by investing primarily in a diversified portfolio of common stocks of U.S. issuers which Wellington Management Company believes are of high quality.

EQUITY-INCOME TRUST. The investment objective of the Equity-Income Trust (prior to December 31, 1996, the "Value Equity Trust") is to provide substantial dividend income and also long term capital appreciation. T. Rowe Price Associates, Inc. manages the Equity-Income Trust and seeks to attain this objective by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

BALANCED PORTFOLIOS

BALANCED TRUST. The investment objective of the Balanced Trust is current income and capital appreciation. Founders Asset Management, Inc. is the manager of the Balanced Trust and seeks to attain this objective by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

AUTOMATIC ASSET ALLOCATION TRUSTS (AGGRESSIVE, MODERATE AND CONSERVATIVE). The investment objective of each of the Automatic Asset Allocation Trusts is to realize the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive. The amount of each Portfolio's assets invested in each category of securities -- debt, equity, and money market -- is dependent upon the judgment of Fidelity Management Trust Company as to what percentages of each Portfolio's assets in each category will contribute to the limitation of risk and the achievement of its investment objective.

BOND PORTFOLIOS

HIGH YIELD TRUST. The investment objective of High Yield Trust is to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. MAS manages the High Yield Trust and seeks to attain this objective by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

STRATEGIC BOND TRUST. The investment objective of the Strategic Bond Trust is to seek a high level of total return consistent with preservation of capital. The Strategic Bond Trust seeks to achieve its objective by giving its Subadviser, Salomon Brothers Asset Management Inc ("SBAM") broad discretion to deploy the Strategic Bond Trust's assets among certain segments of the fixed-income market as SBAM believes will best contribute to the achievement of the portfolio's objective.

GLOBAL GOVERNMENT BOND TRUST. The investment objective of the Global Government Bond Trust is to seek a high level of total return by placing primary emphasis on high current income and the preservation of capital. Oechsle International Advisors, L.P. manages the Global Government Bond Trust and intends to pursue this objective by investing primarily in a selected global portfolio of high-quality, fixed-income securities of foreign and U.S. governmental entities and supranational issuers.

CAPITAL GROWTH BOND TRUST. The investment objective of the Capital Growth Bond Trust is to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration. MAC manages the Capital Growth Bond Trust. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.

INVESTMENT QUALITY BOND TRUST. The investment objective of the Investment Quality Bond Trust is to provide a high level of current income consistent with the maintenance of principal and liquidity. Wellington Management Company manages the Investment Quality Bond Trust and seeks to achieve the Trust's objective by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities.

U.S. GOVERNMENT SECURITIES TRUST. The investment objective of the U.S. Government Securities Trust is to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. SBAM manages the U.S. Government Securities Trust and seeks to attain its objective by investing a substantial portion of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

MONEY MARKET PORTFOLIO

MONEY MARKET TRUST. The investment objective of the Money Market Trust is to obtain maximum current income consistent with preservation of principal and liquidity. MAC manages the Money Market Trust and seeks to achieve this objective by investing in high quality, U.S. dollar denominated money market instruments.

LIFESTYLE PORTFOLIOS

LIFESTYLE AGGRESSIVE 1000 TRUST. The investment objective of the Lifestyle Aggressive 1000 Trust is to provide long term growth of capital. Current income is not a consideration. MAC seeks to achieve this objective by investing approximately 100% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in equity securities.

LIFESTYLE GROWTH 820 TRUST. The investment objective of the Lifestyle Growth 820 Trust is to provide long term growth of capital with consideration also given to current income. MAC seeks to achieve this objective by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

LIFESTYLE BALANCED 640 TRUST. The investment objective of the Lifestyle Balanced 640 Trust is to provide a balance between high level of current income and growth of capital with a greater emphasis given to capital growth. MAC seeks to achieve this objective by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

LIFESTYLE MODERATE 460 TRUST. The investment objective of the Lifestyle Moderate 460 Trust is to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income. MAC seeks to achieve this objective by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

LIFESTYLE CONSERVATIVE 280 TRUST. The investment objective of the Lifestyle Conservative 280 Trust is to provide a high level of current income with some consideration also given to growth of capital. MAC seeks to achieve this objective by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.


A full description of the Manufacturers Investment Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Manufacturers Investment Trust prospectus, which should be read together with this prospectus.

DETAILED INFORMATION ABOUT THE POLICIES

PREMIUM PROVISIONS

POLICY ISSUE AND INITIAL PREMIUM

To purchase a Policy, an applicant must submit a completed application. Manufacturers Life of America will issue a Policy only if it has a face amount of at least $50,000 ($100,000 for preferred risk policies). A Policy will generally be issued to persons between ages 0 and 90. In certain circumstances the Company may at its sole discretion issue a Policy to persons above age 90. Before issuing a Policy, Manufacturers Life of America will require evidence of insurability satisfactory to it. A life insured will have a risk class of preferred/non-smoker, preferred/smoker, standard/non-smoker or standard/smoker as determined by underwriting rules. Persons failing to meet standard underwriting requirements nonetheless may be eligible to purchase a Policy provided an additional rating is assigned. Acceptance of an application is subject to the Company's insurance underwriting rules. Each Policy is issued with a policy date from which policy years, policy months and policy anniversaries are all determined. Each Policy also has an effective date which is the date the Company becomes obligated under the Policy and when the first monthly deductions are taken. If an application is accompanied by a check for at least the Initial Premium and the application is accepted, the policy date will be the date the application and check were received at the Manufacturers Life of America Service Office and the effective date will be the date Manufacturers Life of America's underwriters approve issuance of the Policy. If an application is accompanied by a check for at least the Initial Premium, the life insured may be covered under the terms of a conditional insurance agreement until the effective date. If an application accepted by the Company is not accompanied by a check for at least the Initial Premium, the Policy will be issued with a policy date which is seven days after issuance of the Policy (the "issue date") and with an effective date which is the date the Service Office receives at least the Initial Premium. In certain situations a different policy date may be used. The Initial Premium must be received within 60 days after the policy date; however, the Initial Premium may be required within 30 days on Policies issued with Additional Ratings. If the Initial Premium is not paid or if the application is rejected, the Policy will be cancelled and any premiums paid will be returned to the applicant.


Under certain circumstances a Policy may be issued with a backdated policy date. A Policy will not be backdated more than six months (twelve months where allowed by state regulation) before the date of the application for the Policy. Monthly deductions will be made for the period the policy date is backdated.


All premiums received prior to the effective date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust. On the effective date, the premiums paid plus interest credited, net of deductions for federal, state and local taxes, will be allocated among the Investment Accounts or the Guaranteed Interest Account in accordance with the policyowner's instructions.

All premiums received on or after the effective date of the Policy will be allocated among the Investment Accounts or the Guaranteed Interest Account as of the date the premiums were received at the Manufacturers Life of America Service Office. Monthly deductions are due on the policy date and at the beginning of each policy month thereafter. However, if due prior to the effective date, they will be taken on the effective date instead of the dates they were due.

PREMIUM ALLOCATION

Net Premiums may be allocated to either the Guaranteed Interest Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Guaranteed Interest Account are made as a percentage of the Net Premium. The percentage allocation to any account may be any whole number between zero and 100, provided the total percentage allocations equal
100. A policyowner may change the way in which Net Premiums are allocated at any time without charge. The change will take effect on the date a written or telephonic request for change, in a format satisfactory to the Company, is received at the Manufacturers Life of America Service Office.

PREMIUM LIMITATIONS

After the payment of the Initial Premium, premiums may be paid at any time and in any amount during the lifetime of the life insured subject to certain limitations. After the Initial Premium, all premiums must be paid to the Manufacturers Life of America Service Office. Unlike traditional insurance, premiums are not payable at specified intervals or in specified amounts. A Policy will be issued with a Planned Premium which is based on the amount of premium the policyowner wishes to pay. It is recommended that the Planned Premium be such that the Cumulative Premium Test (see Insurance Benefits -- "Death Benefit Guarantee") will be satisfied.

Manufacturers Life of America will send notices to the policyowner setting forth the Planned Premium at the payment interval selected by the policyowner, unless payment is being made pursuant to a pre-authorized payment plan. However, the policyowner is under no obligation to make the indicated payment.

Manufacturers Life of America will not accept any premium payment which is less than $50, unless the premium is payable pursuant to a pre-authorized payment plan. In that case the Company will accept a payment of as little as $10. Manufacturers Life of America may change these minimums on 90 days' written notice. The Policies also limit the sum of the premiums that may be paid at any time in order to preserve the qualification of the Policies as life insurance for federal tax purposes. These limitations are set forth in each Policy. Manufacturers Life of America reserves the right to refuse or refund any premium payments that may cause the Policy to fail to qualify as life insurance under applicable tax law.

SHORT-TERM CANCELLATION RIGHT AND "FREE LOOK" PROVISIONS

A Policy may be returned for a refund of the premium within 10 days after it is received, within 45 days after the application for the Policy is signed, or within 10 days after Manufacturers Life of America mails or delivers a notice of right of withdrawal, whichever is latest. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Manufacturers Life of America Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, Manufacturers Life of America will refund any premium paid. Manufacturers Life of America reserves the right to delay the refund of any premium paid by check until the check has cleared.

If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If cancelled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

INSURANCE BENEFIT

THE INSURANCE BENEFIT

If the Policy is in force at the time of the life insured's death, Manufacturers Life of America will pay an insurance benefit based on the death benefit option selected by the policyowner upon receipt of due proof of death. The amount payable will be the death benefit under the selected option, plus any amounts payable under any supplementary benefits added to the Policy, less the value of the Loan Account at the date of death. The insurance benefit will be paid in one sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, Manufacturers Life of America will pay interest from the date of death to the date of payment. If the life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and Manufacturers Life of America will pay only the Net Cash Surrender Value.

NO LAPSE GUARANTEE

In those states where it is permitted, on Policies issued with a face amount of at least $250,000 (calculated as described below), the policyowner may elect the No Lapse Guarantee (in Illinois this benefit is known as Minimum Premium Guarantee). If elected, as long as the No Lapse Guarantee Cumulative Premium Test (see below) is satisfied during the No Lapse Guarantee Period, as described below, Manufacturers Life of America will guarantee that the Policy will not go into default (see OTHER GENERAL PROVISIONS -- "Policy Default"), even if a combination of Policy loans, adverse investment experience and other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. For purposes of determining the face amount at issue for the No Lapse Guarantee, the face amount shall include any amounts purchased under the supplementary insurance option.

The No Lapse Guarantee Period is the first 5 Policy Years for life insureds with an issue age up to and including 85. It is not offered to life insureds whose Issue Age exceeds 85.

While the No Lapse Guarantee is in effect, Manufacturers Life of America will determine at the beginning of each policy month whether the No Lapse Guarantee Cumulative Premium Test, described below, has been satisfied. If it has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the No Lapse Guarantee in effect. This required payment, as described in the notification to the policyowner, will be equal to the outstanding premium requirement as of the date the No Lapse Guarantee was not satisfied plus the Monthly No Lapse Guarantee Premium due for the next two policy months. If the required payment is not received by the end of the grace period, the No Lapse Guarantee will terminate, and the Policy subsequently may go into default if the Policy's Net Cash Surrender Value is insufficient to meet the monthly deductions due at the beginning of a policy month. A death benefit option change will also terminate the No Lapse Guarantee if it is in effect at the time of the change as will a decrease in face amount below $250,000. The No Lapse Guarantee cannot be reinstated after it has been terminated. See OTHER GENERAL POLICY PROVISIONS -- "Policy Default," and INSURANCE BENEFIT -- "Death Benefit Option Changes."

NO LAPSE GUARANTEE CUMULATIVE PREMIUM TEST

The No Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the policy month, the sum of all premiums paid to date less any partial withdrawals and less any Policy Debt is at least equal to the sum of the Monthly No Lapse Guarantee Premiums due since the policy date, as follows:

The Policy will satisfy the No Lapse Guarantee Cumulative Premium Test if (a) is greater than or equal to (b), where:

     (a) is the sum of all premiums paid, less any partial withdrawals and less any Policy Debt;

and

     (b) is the sum of the Monthly No Lapse Guarantee Premiums due since the policy date.

The Monthly No Lapse Guarantee Premium is one-twelfth of the No Lapse Guarantee Premium. The No Lapse Guarantee Premium is set forth in the Policy. It is subject to change if the face amount of the Policy is changed (see INSURANCE BENEFIT -- "Face Amount Changes"), or if there is any change in the supplementary benefits added to the Policy or in the risk class of any life insured.

DEATH BENEFIT GUARANTEE

Policies With Face Amounts Of At Least $250,000. If permitted by state law and elected by the policyowner, on policies issued and maintained with a minimum face amount of $250,000, if the Cumulative Premium Test

(see below) is satisfied, Manufacturers Life of America will guarantee that the Policy will not go into default (See OTHER GENERAL POLICY PROVISIONS -- "Policy Default") even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month.

If permitted by state law and elected by the policyowner, on Policies issued and maintained with a minimum face amount of $250,000, if after the tenth policy anniversary the Cumulative Premium Test is not satisfied but the Fund Value Test (see below) is satisfied, Manufacturers Life of America will keep the Death Benefit Guarantee in effect.

This Death Benefit Guarantee, which is not available in the state of New Jersey, will expire at the end of a policy year specified in the Policy, currently (i) the year in which the life insured reaches attained age 100 if Death Benefit Option 1 is maintained throughout the life of the Policy and (ii) the year in which the life insured reaches attained age 85 if Death Benefit Option 2 is selected at any time. While the guarantee is in effect, Manufacturers Life of America will determine at the beginning of each policy month whether the Cumulative Premium Test or the Fund Value Test has been satisfied. If neither has been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the Death Benefit Guarantee in effect. The required payment will be equal to the outstanding premium required to meet the Cumulative Premium Test at the date neither test was satisfied, plus the Monthly Death Benefit Guarantee Premium due for the next two policy months. If the required payment is not received by the end of the grace period, the Death Benefit Guarantee will terminate. Once the Death Benefit Guarantee is terminated, it cannot be reinstated.

POLICIES WITH FACE AMOUNTS UNDER $250,000. If permitted by state law and elected by the policyowner, on Policies with a face amount less than $250,000 at issue or after face amount decrease, if the Cumulative Premium Test is satisfied in the first three years, Manufacturers Life of America will guarantee that the Policy will not go into default even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. After the third policy anniversary, there is no Death Benefit Guarantee on (a) Policies issued with face amounts of less than $250,000 or (b) Policies on which a face amount decrease has resulted in a face amount of less than $250,000.

CUMULATIVE PREMIUM TEST. The Policy provides for a Cumulative Premium Test. The Cumulative Premium Test is satisfied if at the beginning of each policy month the sum of all premiums paid to date less any partial withdrawals and any Policy Debt is at least equal to the sum of the Monthly Death Benefit Guarantee Premiums due since the policy date. The Death Benefit Guarantee Premium will increase when the insured attains age 70. The Death Benefit Guarantee Premiums for ages 0-69 and age 70 and above are set forth in the Policy. It is subject to change if the face amount of the Policy or the death benefit option is changed (see -- "Death Benefit Option Changes" and "Face Amount Changes") or if there is any change in the supplementary benefits added to the Policy or in the risk class of the life insured.

FUND VALUE TEST. The Policy provides for a Fund Value Test. The Fund Value Test is applicable after the tenth anniversary of the Policy. The Fund Value Test is satisfied if at the beginning of each policy month the Net Policy Value is greater than or equal to the Gross Single Premium.

DEATH BENEFIT OPTIONS

The Policy permits the policyowner to select one of two death benefit options -- Option 1 and Option 2. Under Option 1 the death benefit is the face amount of the Policy at the date of death or, if greater, the Policy Value at the date of death multiplied by the applicable percentage in the table set forth below. Under Option 2 the death benefit is the face amount of the Policy plus the Policy Value at the date of death or, if greater, the Policy Value at the date of death multiplied by the applicable percentage in the following table:

                         CORRIDOR
         AGE            PERCENTAGE
     40 & below            250%
         41                243
         42                236
         43                229
         44                222
         45                215
         46                209
         47                203
         48                197
         49                191
         50                185

                         CORRIDOR
         AGE            PERCENTAGE
         51                178%
         52                171
         53                164
         54                157
         55                150
         56                146
         57                142
         58                138
         59                134
         60                130
         61                128


                         CORRIDOR
         AGE            PERCENTAGE
         62                126%
         63                124
         64                122
         65                120
         66                119
         67                118
         68                117
         69                116
         70                115
         71                113
         72                111

                         CORRIDOR
         AGE            PERCENTAGE
         73                109%
         74                107
        75-90              105
         91                104
         92                103
         93                102
         94                101
     95 & above            100

Regardless of which death benefit option is in effect, the relationship of Policy Value to death benefit will change whenever the "corridor percentages" are used to determine the amount of the death benefit. This will occur whenever multiplying the Policy Value by the applicable percentage set forth in the above table results in a greater death benefit than would otherwise apply under the selected option. For example, assume the life insured under a Policy with a face amount of $100,000 has an attained age of 40. If Option 1 is in effect, the corridor percentage will produce a greater death benefit whenever the Policy Value exceeds $40,000 (250% X $40,000 = $100,000). If the Policy Value is less than $40,000, an incremental change in Policy Value, up or down, will have no effect on the death benefit. If the Policy Value is greater than $40,000, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5. Thus, if the Policy Value were to increase to $40,010, the death benefit would be increased to $100,025 (250% X $40,010 = $100,025).

If Option 2 were in effect in the above example, the corridor percentage would produce a greater death benefit whenever the Policy Value exceeded $66,667 (250% X 66,667 = 166,667). At that point the death benefit produced by multiplying the Policy Value by 250% would result in a greater amount than adding the Policy Value to the face amount of the Policy. If the Policy Value is less than $66,667, an incremental change in Policy Value will have a dollar-for-dollar effect on the death benefit. If the Policy Value is greater than $66,667, an incremental change in Policy Value will result in a change in the death benefit by a factor of 2.5 in the same manner as would be the case under Option 1 when the corridor percentage determined the death benefit.

DEATH BENEFIT OPTION CHANGES

The death benefit option is selected initially by the policyowner in the application. After the Policy has been in force for two years the death benefit option may be changed effective as of any subsequent policy month. Written request for a change must be received by Manufacturers Life of America at least 30 days prior to the beginning of a policy month in order to become effective on that date. The Company reserves the right to limit a request for change if the change would cause the Policy to fail to qualify as life insurance for tax purposes.

A change in death benefit option will result in a change in the Policy's face amount in order to avoid any change in the amount of the death benefit.

If the change in death benefit is from Option 1 to Option 2, the new face amount will be equal to the face amount prior to the change minus the Policy Value on the effective date of the change. A change to Option 2 will not be allowed if it would cause the face amount of the Policy to go below the minimum face amount of $50,000 ($100,000 for preferred risk policies). A change of death benefit option to Option 2 will shorten the death benefit guarantee period to the year in which the life insured reaches attained age 85.

If the change in death benefit is from Option 2 to Option 1, the new face amount will be equal to the face amount prior to the change plus the Policy Value on the effective date of the change. The increase in face amount resulting from a change to Option 1 will not affect the amount of surrender charges to which a Policy may be subject. The Company has the right to require satisfactory evidence of insurability before permitting a change from Option 2 to Option 1. The Company does not currently require evidence of insurability when making this change.

Policyowners who wish to have level insurance coverage should generally select Option 1. Under Option 1, increases in Policy Value usually will reduce the net amount of risk under a Policy which will reduce cost of insurance charges. This means that favorable investment performance should result in a faster increase in Policy Value than would occur under an identical Policy with Option 2 in effect. However, the larger Policy Value which may result under Option 1 will not affect the amount of the death benefit unless the corridor percentages are used to determine the death benefit.

Policyowners who want to have the Policy Value reflected in the death benefit so that any increases in Policy Value will increase the death benefit should generally select Option 2. Under Option 2, the net amount at risk will remain level unless the corridor percentages are used to determine death benefit, in which case increases in Policy Value will increase the net amount at risk.

FACE AMOUNT CHANGES

Subject to certain limitations, a policyowner may, upon written request, increase or decrease the face amount of the Policy. A change in face amount may affect the Death Benefit Guarantee Premium, the monthly deductions and surrender charges (see "Charges And Deductions"). Currently, each increase or decrease (other than a decrease resulting from a partial withdrawal) in face amount must be at least $50,000 ($100,000 for increases in preferred risk policies and $10,000 for increases in connection with Policies purchased under group or sponsored arrangements). Manufacturers Life of America reserves the right to increase or decrease the minimum face amount change on 90 days' written notice to the policyowner. The Company also reserves the right to limit a change in face amount to the extent necessary to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASES. Increases in face amount are subject to satisfactory evidence of insurability. Increases may be made only once per policy year and only after the second policy anniversary. An increase will become effective at the beginning of the next policy month following the date Manufacturers Life of America approves the requested increase. The Company reserves the right to refuse a requested increase if the life insured's age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

An increase in face amount will usually result in the Policy's being subject to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in face amount. For purposes of determining the new deferred sales charge, a portion of the Policy Value at the time of the increase, and a portion of the premiums paid on or subsequent to the increase, will be deemed to be premiums attributable to the increase. See CHARGES AND DEDUCTIONS -- "Surrender Charges." Any increase in face amount to a level less than the highest face amount previously in effect will have no effect on the surrender charges to which the Policy is subject, since surrender charges, if applicable, will have been assessed in connection with the prior decrease in face amount. The insurance coverage eliminated by the decrease of the oldest face amount will be deemed to be restored first. As with the purchase of a Policy, a policyowner will have free look and sales charge limitation rights with respect to any increase resulting in new surrender charges.

No additional premium is required for a face amount increase. However, a premium payment may be necessary to prevent the Policy from going into default, since new surrender charges resulting from an increase would automatically reduce the Net Cash Surrender Value of the Policy. Moreover, a new Death Benefit Guarantee Premium will be determined.

DECREASES. A decrease in the face amount may be requested only once per policy year and only after the Policy has been in force for two years, except during the two-year period following any increase in face amount. In addition, during the two-year period following an increase in face amount, the policyowner may choose to decrease the increased face amount and have the deferred sales charge for the increase reduced by applicable limitations on sales charges attributable to the increase. A decrease in face amount will become effective at the beginning of the next policy month following the receipt of a properly executed request. A decrease will not be allowed if it would cause the face amount to go below the minimum face amount of $50,000 ($100,000 for preferred risk policies).

A decrease in face amount during the Surrender Charge Period will usually result in surrender charges being deducted from the Policy Value. See CHARGES AND DEDUCTIONS -- "Surrender Charges." For purposes of determining surrender and cost of insurance charges, a decrease will reduce face amount in the following order: (a) the face amount provided by the most recent increase, then (b) the face amounts provided by the next most recent increases successively, and finally (c) the initial face amount.

POLICY VALUES

POLICY VALUE

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal or upon surrender of the Policy. See "Policy Loans" and "Partial Withdrawals And Surrenders" below. The Policy Value may also affect the amount of the death benefit. See INSURANCE BENEFIT -- "Death Benefit Options." The Policy Value at any time is equal to the sum of the Values in the Investment Accounts, the Guaranteed Interest Account and the Loan Account. The following discussion relates only to the Investment Accounts. Policy loans are discussed under "Policy Loans" and the Guaranteed Interest Account is discussed under "The General Account." The portion of the Policy Value based on the Investment Accounts is not guaranteed and will vary each Business Day with the investment performance of the underlying Portfolio.

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit at the end of the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values at the end of the Business Day on which the premium is received at the Manufacturers Life of America Service Office or other office or entity so designated by Manufacturers Life of America.

Units are valued at the end of each Business Day. A Business Day is deemed to end at the time of the determination of the net asset value of the Fund shares. When an order involving the crediting or cancelling of units is received after the end of a Business Day or on a day which is not a Business Day, the order will be processed on the basis of unit values determined at the end of the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made at the end of the next Business Day.

The value of a unit of each sub-account was initially fixed at $10. For each subsequent Business Day the unit value is determined by multiplying the unit value for the preceding Business Day by the "net investment factor" for the particular sub-account for such subsequent Business Day. The net investment factor for a sub-account for any Business Day is equal to (a) divided by (b), where:

     (a) is the net asset value of the underlying Portfolio shares held by that sub-account at the end of such Business Day before any policy transactions are made on that day;

     (b) is the net asset value of the underlying Portfolio shares held by that sub-account at the end of the immediately preceding Business Day after all policy transactions have been made for that day.

Manufacturers Life of America reserves the right to adjust the above formula for any taxes determined by it to be attributable to the operations of the sub-account.

TRANSFERS OF POLICY VALUE


A policyowner may change the extent to which his or her Policy Value is based upon any specific sub-account of the Separate Account or the Company's general account. Such changes are made by transferring amounts from one or more Investment Accounts or the Company's general account to other Investment Accounts or the Company's general account. A policyowner is permitted to make twelve transfers each policy year free of charge. Additional transfers in each policy year may be made at a cost of $25 per transfer. This charge will be assessed against the Investment Account or Guaranteed Interest Account from which the amount is being transferred. For this purpose all transfer requests received by Manufacturers Life of America on the same Business Day are treated as a single transfer request.


The maximum amount that may be transferred from the Guaranteed Interest Account in any one policy year is the greater of $500 or 15% of the Guaranteed Interest Account value at the previous policy anniversary. Any transfer which involves a transfer out of the Guaranteed Interest Account may not involve a transfer to the Investment Account for the Money Market Trust.

Transfer requests must be in a format satisfactory to Manufacturers Life of America and in writing, or by telephone, if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in Manufacturers Life of America's liability for any losses resulting from unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Manufacturers Life of America will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming a valid telephone authorization form is on file, tape recording all telephone transactions and providing written confirmation thereof.

The policyowner may effectively convert his or her Policy to a fixed benefit policy by transferring the Policy Value in all of the Investment Accounts to the Guaranteed Interest Account and by changing his or her allocation of net premiums entirely to the Guaranteed Interest Account. As long as the entire Policy Value is allocated to the Guaranteed Interest Account, the Policy Value, other values based thereon and the death benefit will be determinable and guaranteed. The Investment Account values to be transferred to the Guaranteed Interest Account will be determined as of the Business Day on which Manufacturers Life of America receives the request for conversion. There will be no change in the issue age, risk class of the life insured or face amount as a result of the conversion. A transfer of any or all of the Policy Value to the Guaranteed Interest Account can be made at any time, even if a prior transfer has been made during the policy month.

LIMITATIONS. To the extent that total surrenders, partial withdrawals and transfers out of a sub-account exceed total net premium allocations and transfers into that sub-account, portfolio securities of the underlying Portfolio may have to be sold. Excessive sales of the investment portfolio securities in such a situation could be detrimental to that Portfolio and to policyowners with Policy Values allocated to sub-accounts investing in that Portfolio. To protect the interests of all policyowners, the Policy's transfer privilege is limited as described below.

So long as effecting net transfers out of the Equity Index Sub-account in a particular Business Day would not reduce the number of shares of the underlying Equity Index Trust outstanding at the close of the prior Business Day by more than 5%, all such transfers will be effected. However, net transfers out of that sub-account greater than 5% would be permitted only if, and to the extent that, in the judgment of Manufacturers Adviser Corporation, they would not result in detriment to the underlying Equity Index Trust or to the interests of policyowners or others with assets allocated to that Portfolio. If and when transfers must be limited to avoid such detriment, some requests will not be effected. In determining which requests will be effected, transfers pursuant to the Dollar Cost Averaging program will be effected first, followed by Asset Allocation Balancer transfers, written requests next and telephone requests last. Within each such group, requests will be processed in the order received, to the extent possible. Policyowners whose transfer requests are not effected will be so notified. Current S.E.C. rules preclude the Company from processing at a later date those requests that were not effected. Accordingly, a new transfer request would have to be submitted in order to effect a transfer that was not effected because of the limitations described in this paragraph. Manufacturers Life of America may be permitted to limit transfers in certain other circumstances. See Other Provisions -- "Payment Of Proceeds."

DOLLAR COST AVERAGING. Manufacturers Life of America will offer policyowners a Dollar Cost Averaging program. Under this program amounts will be automatically transferred at predetermined intervals from one Investment Account to any other Investment Account(s) or the Guaranteed Interest Account.

Under the Dollar Cost Averaging program the policyowner will designate an amount to be transferred at predetermined intervals from one Investment Account into any other Investment Account(s) or the Guaranteed Interest Account. Each transfer under the Dollar Cost Averaging program must be of a minimum amount as set by Manufacturers Life of America. Once set, this minimum may be changed at any time at the discretion of Manufacturers Life of America. Currently, no charge will be made for this program if the Policy Value exceeds $15,000 on the date of transfer. Otherwise, there will be a charge of $5 for each transfer under this program. The charge will be deducted from the value of the Investment Account out of which the transfer occurs. If insufficient funds exist to effect a Dollar Cost Averaging transfer, including the charge, if applicable, the transfer will not be effected and the policyowner will be so notified. Manufacturers Life of America reserves the right to cease to offer this program on 90 days' written notice to the policyowner.

ASSET ALLOCATION BALANCER TRANSFERS. Manufacturers Life of America will also offer policyowners the ability to have amounts automatically transferred among stipulated Investment Accounts to maintain an allocated percentage in each stipulated Investment Account.

Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six month intervals, beginning six months after the policy date, Manufacturers Life of America will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner's premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs Manufacturers Life of America differently or a Dollar Cost Averaging request is in effect. Currently, there is no charge for this program; however, Manufacturers Life of America reserves the right to institute a charge on 90 days' written notice to the policyowner.

Manufacturers Life of America reserves the right to cease to offer this program on 90 days' written notice to the policyowner.

POLICY LOANS

While the Policy is in force, the policyowner may borrow against the Policy Value of his or her Policy. The Policy serves as the only security for the loan. The minimum amount of any loan is $500. The maximum loan amount is the amount which would cause the Modified Policy Debt to equal the loan value of the Policy on the date of the loan. The loan value is the Policy's Cash Surrender Value less the monthly deductions due to the next policy anniversary. The Modified Policy Debt as of any date is the Policy Debt (the aggregate amount of policy loans, including borrowed interest, less any loan repayments) plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%. An amount equal to the Modified Policy Debt is transferred to the Loan Account to ensure that a sufficient amount will be available to pay interest on the Policy Debt at the next policy anniversary.

For example, assume a Policy with a loan value of $5,000, no outstanding policy loans and a loan interest rate of 5.75%. The maximum amount that can be borrowed is an amount that will cause the Modified Policy Debt to equal $5,000. If the loan is made on a policy anniversary, the maximum loan will be $4,917. This amount at 5.75% interest will equal $5,200 one year later; $5,200 discounted to the date of the loan at 4% (the Modified Policy Debt) equals $5,000. Because the minimum rate of interest credited to the Loan Account is 4%, $5,000 must be transferred to the Loan Account to ensure that $5,200 will be available at the next policy anniversary to cover the interest accrued on the Policy Debt.

When a loan is made, Manufacturers Life of America will deduct from the Investment Accounts or the Guaranteed Interest Account, and transfer to the Loan Account, an amount which will result in the Loan Account value being equal to the Modified Policy Debt. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Guaranteed Interest Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

A policy loan may result in a Policy's failing to satisfy the Cumulative Premium Test, since the Policy Debt is subtracted from the sum of the premiums paid in determining whether the Cumulative Premium Test is satisfied. As a result, the death benefit guarantee may terminate. See Insurance Benefit -- "Death Benefit Guarantee" and Other General Policy Provisions -- "Policy Default." Moreover, if the death benefit guarantee is not in force, a policy loan may cause a Policy to be more susceptible to going into default, since a policy loan will be reflected in the Net Cash Surrender Value. See Other General Policy Provisions -- "Policy Default." A policy loan will also affect future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Funds selected by the policyowner or increasing in value at the rate of interest credited for amounts allocated to the Guaranteed Interest Account. Policy loans may have tax consequences. A policyowner considering the use of systematic policy loans as one element of a comprehensive retirement income plan should consult his or her personal tax adviser regarding the potential tax consequences if such loans were to so reduce Policy Value that the Policy would lapse, absent additional payments. The premium payment necessary to avert lapse would increase with the age of the insured. See Miscellaneous Matters -- Federal Income Tax Considerations (Tax Treatment of Policy Benefits). Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the value of the Loan Account at the date of death in arriving at the insurance benefit.

INTEREST CHARGED ON POLICY LOANS. Interest on the Policy Debt will accrue daily and be payable annually on the policy anniversary. The rate of interest charged will be fixed at an effective annual rate of 5.75%. If the interest due on a policy anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

INTEREST CREDITED TO THE LOAN ACCOUNT. Manufacturers Life of America will credit interest to any amount in the Loan Account at an effective annual rate of at least 4%. The actual rate credited is:

    - On amounts up to the Policy's Select Loan Amount, the rate of interest charged on the policy loan less an interest rate differential, currently 0%; provided, however, if at some time in the future it is determined that the current differential could cause the loan to be treated as a taxable distribution under any applicable ruling, regulation or court decision, Manufacturers Life of America has the right to increase the differential on all subsequent Select Loan Amounts either (i) to an amount that may be prescribed in such ruling, regulation or court decision that would result in the transaction being treated as a loan under federal tax law or (ii) if no amount is prescribed, to an amount that

       Manufacturers Life of America considers to be more likely to result in the transaction being treated as a loan under Federal tax law.

    - On amounts in excess of the Select Loan Amount as described above, the rate of interest charged on the policy loan less an interest rate differential, currently 1.75%.

Prior to the later of the tenth policy anniversary and the anniversary following attained age 55, the amount available as a Select Loan is zero; after the later of the tenth policy anniversary and the policy anniversary following attained age 55, the amount available annually as a Select Loan is equal to 12% of the Policy's Net Cash Surrender Value at the previous policy anniversary. The amount available as a Select Loan applies to existing and new loans. If, at the time a policyowner is considering a Select Loan, interest due currently on his or her outstanding loans equals or exceeds the Select Loan Amount, the Select Loan feature could not be used to withdraw additional cash from Policy Value. The total of all loans, including the Select Loan Amount, cannot exceed the maximum loan amount as described above.

To illustrate the amount available as a Select Loan, assume that a Policy has an issue age of 47 and a Net Cash Surrender Value on the eleventh policy anniversary of $10,000. The Select Loan Amount available during the twelfth policy year is $1,200 (12% X $10,000). Assume that at the beginning of the twelfth policy year, a loan of $1,500 is taken. $1,200 of that amount is considered the Select Loan Amount, $300 an ordinary policy loan.

At the end of the twelfth policy year, assume that the Net Cash Surrender Value is $9,000. The Select Loan Amount available during the thirteenth policy year is $1,080 (12% X $9,000). If not already repaid, the $300 from the prior year's loan that was not considered a Select Loan is immediately converted to a Select Loan, leaving $780 of the Select Loan Amount available for the thirteenth policy year (provided that the sum of all outstanding loans does not exceed the Policy's maximum loan amount). The amount of any unpaid interest on the Select Loan and the ordinary policy loan from the twelfth policy year also would be borrowed as a Select Loan up to the maximum Select Loan Amount and thereby reduce by that amount the $780 available for borrowing as a Select Loan during the remainder of the thirteenth policy year.

LOAN ACCOUNT ADJUSTMENTS. When a loan is first taken out, and at specified events thereafter, the value of the Loan Account is adjusted. Whenever the Loan Account is adjusted, the difference between (i) the Loan Account before any adjustment and (ii) the Modified Policy Debt at the time of adjustment, is transferred between the Loan Account and the Investment Accounts or the Guaranteed Interest Account. The amount transferred to or from the Loan Account will be such that the value of the Loan Account is equal to the Modified Policy Debt after the adjustment.

The specified events which cause an adjustment to the Loan Account are (i) a policy anniversary, (ii) a partial or full loan repayment, (iii) a new loan being taken out, or (iv) when an amount is needed to meet a monthly deduction. A loan repayment may be implicit in that policy debt is effectively repaid upon termination (i.e., upon death of the life insured, surrender or lapse of the policy). In each of these instances, the Loan Account will be adjusted so that any excess of the Loan Account over the Modified Policy Debt after the repayment will be included in the termination proceeds.

Except as noted below in the Loan Repayments section, amounts transferred from the Loan Account will be allocated to the Investment Accounts and the Guaranteed Interest Account in the same proportion as the value in the corresponding "loan sub-account" bears to the value of the Loan Account. A "loan sub-account" exists for each Investment Account and for the Guaranteed Interest Account. Amounts transferred to the Loan Account are allocated to the appropriate loan sub-account to reflect the account from which the transfer was made.

LOAN ACCOUNT ILLUSTRATION. (Dollar amounts in this illustration have been rounded to the nearest dollar.) The operation of the Loan Account may be illustrated by consideration of a Policy with a loan value of $5,000, a loan interest rate of 5.75%, and a maximum loan amount on a policy anniversary of $4,917. For purposes of the illustration, assume that the Select Loan Amount is zero. If a loan in the maximum amount of $4,917 is made, an amount equal to the Modified Policy Debt, $5,000, is transferred to the Loan Account. At the next policy anniversary the value of the Loan Account will have increased to $5,200 ($5,000 X 1.04) reflecting interest credited at an effective annual rate of 4.0%. At that time the loan will have accrued interest charges of $283 ($4,917 X .0575), bringing the Policy Debt to $5,200.

If the accrued interest charges are paid on the policy anniversary, the Policy Debt will continue to be $4,917, and the Modified Policy Debt, reflecting interest for the next policy year and discounting the Policy Debt and such interest at 4%, will be $5,000. An amount will be transferred from the Loan Account to the Guaranteed Interest Account or the Investment Accounts so that the Loan Account value will equal the Modified Policy Debt. Since the Loan Account value was $5,200, a transfer of $200 will be required ($5,200 -- $5,000).

If, however, the accrued interest charges of $283 are borrowed, an amount will be transferred from the Investment Accounts and the Guaranteed Interest Account so that the Loan Account value will equal the Modified Policy Debt recomputed at the policy anniversary. The new Modified Policy Debt is the Policy Debt, $5,200, plus loan interest to be charged to the next policy anniversary, $299 ($5,200 X
 .0575), discounted at 4%, which results in a figure of $5,288. Since the value of the Loan Account was $5,200, a transfer of $88 will be required. This amount is equivalent to the 1.75% interest rate differential on the $5,000 transferred to the Loan Account on the previous policy anniversary.

LOAN REPAYMENTS. Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured provided the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and a transfer is made to the Guaranteed Interest Account or the Investment Accounts so that the Loan Account at that time equals the Modified Policy Debt. Loan repayments will first be allocated to the Guaranteed Interest Account until the associated loan sub-account is reduced to zero. Loan repayments will then be allocated to each Investment Account in the same proportion as the value in the corresponding loan sub-account bears to the value of the Loan Account. Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums.

PARTIAL WITHDRAWALS AND SURRENDERS

After a Policy has been in force for two policy years, the policyowner may make a partial withdrawal of the Net Cash Surrender Value. The minimum amount that may be withdrawn is $500. The policyowner should specify the portion of the withdrawal to be taken from each Investment Account and the Guaranteed Interest Account. In the absence of instructions the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. No more than one partial withdrawal may be made in any one policy month.

A partial withdrawal made during the Surrender Charge Period will usually result in the assessment of a portion of the surrender charges to which the Policy is subject (see Charges And Deductions -- "Surrender Charges") if the withdrawal is in excess of the Withdrawal Tier Amount. The Withdrawal Tier Amount is equal to 10% of the Net Cash Surrender Value determined as of the previous policy anniversary. The portion of a partial withdrawal that is considered to be in excess of the Withdrawal Tier Amount includes all previous partial withdrawals that have occurred in the current policy year. If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, the face amount of the Policy will be reduced. See CHARGES AND DEDUCTIONS -- SURRENDER CHARGES (CHARGES ON PARTIAL WITHDRAWALS).

A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the value of the Loan Account. The Net Cash Surrender Value will be determined at the end of the Business Day on which Manufacturers Life of America receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate. Surrender of a Policy during the Surrender Charge Period will usually result in the assessment by Manufacturers Life of America of surrender charges. See Charges And Deductions -- "Surrender Charges."

CHARGES AND DEDUCTIONS

Charges under the Policy are assessed as (i) deductions from premiums, (ii) surrender charges upon surrender, partial withdrawals, decreases in face amount or lapse, (iii) monthly deductions, and (iv) other charges. These charges are described below.

DEDUCTIONS FROM PREMIUMS


Manufacturers Life of America currently makes no deduction of charges from premium payments for state and local taxes. The maximum amount of deductions for such charges which may be applicable to future premium payments is 2.35% (except for Oregon where no premium tax is deducted). Manufacturers Life of America currently makes no deduction of a charge from premium payments for federal taxes. The maximum amount of deduction for such a charge which may be applicable to future premium payments is 1.25%.


SURRENDER CHARGES

Manufacturers Life of America will assess surrender charges upon surrender, a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, a requested decrease in face amount, or lapse. The charges will usually be assessed if any of the above transactions occurs within the Surrender Charge Period unless the charges have been previously deducted. There are two surrender charges -- a deferred underwriting charge and a deferred sales charge.

DEFERRED UNDERWRITING CHARGE. The deferred underwriting charge is $6 for each $1,000 of face amount of life insurance coverage initially purchased or added by increase. In effect, the charge applies only to the first $500,000 of face amount initially purchased or the first $500,000 of each subsequent increase in face amount. Thus, the charge made in connection with any one underwriting will not exceed $3,000. The amount of the charge remains level for five years. Following the fifth year after issuance of the Policy or a face amount increase, the charge applicable to the initial face amount or increase will decrease each month by varying rates depending upon the life insured's issue age until the charge has decreased to zero. The applicable percentage of the deferred underwriting charges to which the Policy is subject is illustrated by the following table:

                     TABLE 1: DEFERRED UNDERWRITING CHARGES

TRANSACTION OCCURS AFTER
MONTHLY DEDUCTION TAKEN    PERCENT OF DEFERRED UNDERWRITING CHARGES BY ISSUE AGE*
FOR LAST MONTH PRECEDING   ------------------------------------------------------
     END OF MONTH*                                  AGE
------------------------   ------------------------------------------------------
         MONTH               0-50        51       52       53       54      55+
------------------------   ---------   ------   ------   ------   ------   ------
           12                   100%     100%     100%     100%     100%     100%
           24                   100%     100%     100%     100%     100%     100%
           36                   100%     100%     100%     100%     100%     100%
           48                   100%     100%     100%     100%     100%     100%
           60                   100%     100%     100%     100%     100%     100%
           72                    90%   88.89%   87.50%   85.71%   83.33%   80.00%
           84                    80%   77.78%   75.00%   71.43%   66.67%   60.00%
           96                    70%   66.67%   62.50%   57.14%   50.00%   40.00%
          108                    60%   55.56%   50.00%   42.86%   33.33%   20.00%
          120                    50%   44.44%   37.50%   28.57%   16.67%       0%
          132                    40%   33.33%   25.00%   14.28%       0%
          144                    30%   22.22%   12.50%       0%
          156                    20%   11.11%       0%
          168                    10%       0%
          180                     0%

* Months not shown may be calculated by interpolation.

The deferred underwriting charge is designed to cover the administrative expenses associated with underwriting and policy issue, including the costs of processing applications, conducting medical examinations, determining the life insured's risk class and establishing policy records.

DEFERRED SALES CHARGE. The maximum deferred sales charge is 50% of premiums paid up to a maximum number of Target Premiums that varies (from -0.180 to 3.031) according to the issue age of the life insured, the face amount at issue and the amount of any increase. This charge compensates the Company for some of the expenses of selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

The deferred sales charge deducted in any policy year is not specifically related to sales expenses incurred in that year. Instead, the Company expects that the major portion of the sales expenses attributable to a Policy will be incurred during the first policy year, although the deferred sales charge might be deducted up to fifteen years later. Manufacturers Life of America anticipates that the aggregate amounts received under the Policies for sales charges will be insufficient to cover aggregate sales expenses. To the extent that sales expenses exceed sales charges, Manufacturers Life of America will pay the excess from its other assets or surplus, including amounts derived from the mortality and expense risks charge described below. Manufacturers Life of America may forego deducting a portion of the deferred sales charge if the Policy is surrendered for its Net Cash Surrender Value at any time during the first two years following issuance or following an increase in face amount or if the increase is cancelled during the two-year period following the increase. Where such sales charge limitation is applicable, the deferred sales charge assessable under the Policy will increase at the beginning of the third policy year. See Surrender Charges (Sales Charge Limitation) below.

The Target Premium for the initial face amount is specified in the Policy. A Target Premium will be computed for each increase in face amount above the highest face amount of coverage previously in effect, and the policyowner will be advised of each new Target Premium. Target Premiums depend upon the face amount of insurance provided at issue or by an increase and the issue age and sex (unless unisex rates are required by law) of the life insured. The maximum number of Target Premiums subject to the deferred sales charge varies, based on the issue age of the life insured, the face amount at issue and the amount of any increase, according to the following tables:

TABLE 2: NUMBER OF TARGET PREMIUMS SUBJECT TO DEFERRED SALES CHARGE FOR POLICIES
                         ISSUED PRIOR TO JULY 10, 1995
             (APPLICABLE TO THE INITIAL FACE AMOUNT AND INCREASES)

        $250,000    UNDER           $250,000    UNDER           $250,000    UNDER
  AGE   OR MORE    $250,000   AGE   OR MORE    $250,000   AGE   OR MORE    $250,000
  ---   --------   --------   ---   --------   --------   ---   --------   --------
  *0     -0.031     -0.039    30      1.319      1.648    60      2.356      2.945
  *1     -0.144     -0.180    31      1.366      1.707    61      2.375      2.968
  *2     -0.081     -0.102    32      1.415      1.768    62      2.399      2.998
  *3     -0.020     -0.025    33      1.459      1.823    63      2.425      3.031
   4      0.037      0.046    34      1.503      1.878    64      2.380      2.975
   5      0.096      0.120    35      1.542      1.927    65      2.269      2.836
   6      0.166      0.207    36      1.590      1.987    66      2.124      2.655
   7      0.221      0.276    37      1.633      2.041    67      2.006      2.507
   8      0.281      0.351    38      1.672      2.090    68      1.888      2.360
   9      0.340      0.425    39      1.718      2.147    69      1.787      2.233
  10      0.391      0.488    40      1.756      2.195    70      1.691      2.113
  11      0.453      0.566    41      1.790      2.237    71      1.592      1.990
  12      0.514      0.642    42      1.832      2.290    72      1.494      1.867
  13      0.560      0.700    43      1.869      2.336    73      1.396      1.745
  14      0.614      0.767    44      1.904      2.380    74      1.317      1.646
  15      0.560      0.700    45      1.937      2.421    75      1.241      1.551
  16      0.606      0.757    46      1.969      2.461    76      1.162      1.452
  17      0.658      0.822    47      2.000      2.500    77      1.084      1.355
  18      0.718      0.897    48      2.032      2.540    78      1.010      1.262
  19      0.767      0.958    49      2.062      2.577    79      0.946      1.182
  20      0.817      1.021    50      2.093      2.616    80      0.887      1.108
  21      0.870      1.087    51      2.123      2.653    81      0.831      1.038
  22      0.924      1.155    52      2.154      2.692    82      0.779      0.973
  23      0.973      1.216    53      2.182      2.727    83      0.733      0.916
  24      1.026      1.282    54      2.211      2.763    84      0.688      0.860
  25      1.075      1.343    55      2.234      2.792    85      0.646      0.807
  26      1.125      1.406    56      2.259      2.823    86      0.606      0.757
  27      1.177      1.471    57      2.284      2.855    87      0.567      0.708
  28      1.228      1.535    58      2.307      2.883    88      0.530      0.662
  29      1.274      1.592    59      2.333      2.916    89      0.493      0.616
                                                          90      0.484      0.605

* A negative number of Target Premiums produces a negative deferred sales charge. When combined with the deferred underwriting charge, a negative deferred sales charge reduces the total surrender charge.

TABLE 3: NUMBER OF TARGET PREMIUMS SUBJECT TO DEFERRED SALES CHARGE FOR POLICIES
                        ISSUED ON OR AFTER JULY 10, 1995
             (APPLICABLE TO THE INITIAL FACE AMOUNT AND INCREASES)

      $250,000    UNDER           $250,000      UNDER           $250,000      UNDER
AGE   OR MORE    $250,000   AGE    OR MORE    $250,000    AGE    OR MORE    $250,000
---   --------   --------   ---   ---------   ---------   ---   ---------   ---------
*0     -0.031     -0.039    30       1.319       1.648    60       2.356        2.945
*1     -0.144     -0.180    31       1.366       1.707    61       2.375        2.968
*2     -0.081     -0.102    32       1.415       1.768    62       2.399        2.998
*3     -0.020     -0.025    33       1.459       1.823    63       2.425        3.031
 4      0.037      0.046    34       1.503       1.878    64       2.367        2.959
 5      0.096      0.120    35       1.542       1.927    65       2.259        2.824
 6      0.166      0.207    36       1.590       1.987    66       2.113        2.641
 7      0.221      0.276    37       1.633       2.041    67       1.992        2.490
 8      0.281      0.351    38       1.672       2.090    68       1.875        2.344
 9      0.340      0.425    39       1.718       2.147    69       1.777        2.222
10      0.391      0.488    40       1.756       2.195    70       1.679        2.099
11      0.453      0.566    41       1.790       2.237    71       1.583        1.979
12      0.514      0.642    42       1.832       2.290    72       1.486        1.857
13      0.560      0.700    43       1.869       2.336    73       1.392        1.740
14      0.614      0.767    44       1.904       2.380    74       1.315        1.644
15      0.560      0.700    45       1.937       2.421    75       1.238        1.547
16      0.606      0.757    46       1.969       2.461    76       1.161        1.451
17      0.658      0.822    47       2.000       2.500    77       1.083        1.354
18      0.718      0.897    48       2.032       2.540    78       1.007        1.259
19      0.767      0.958    49       2.062       2.577    79       0.945        1.182
20      0.817      1.021    50       2.093       2.616    80       0.885        1.106
21      0.870      1.087    51       2.123       2.653    81       0.829        1.037
22      0.924      1.155    52       2.154       2.692    82       0.779        0.973
23      0.973      1.216    53       2.182       2.727    83       0.732        0.915
24      1.026      1.282    54       2.211       2.763    84       0.687        0.859
25      1.075      1.343    55       2.234       2.792    85       0.644        0.806
26      1.125      1.406    56       2.259       2.823    86       0.604        0.755
27      1.177      1.471    57       2.284       2.855    87       0.566        0.708
28      1.228      1.535    58       2.307       2.883    88       0.529        0.661
29      1.274      1.592    59       2.333       2.916    89       0.493        0.616
                                                          90       0.484        0.605

* A negative number of Target Premiums produces a negative deferred sales charge. When combined with the deferred underwriting charge, a negative deferred sales charge reduces the total surrender charge.

Except for surrenders to which the sales charge limitation provisions described below apply, the maximum deferred sales charge will be in effect for at least the first two years of the Surrender Charge Period. After that, the portion of the deferred sales charge that remains in effect will grade down at a rate that also varies according to the issue age of the life insured until, at the end of the Surrender Charge Period, there is no deferred sales charge. The tables to be used to reduce the applicable deferred sales charge during the Surrender Charge Period are set forth in Appendix C to this Prospectus. The applicable table will be set forth in each Policy and the policyowner will be informed of the table to be used in connection with sales charges on increases in face amount.

In order to determine the deferred sales charge applicable to a face amount increase, Manufacturers Life of America will treat a portion of the Policy Value on the date of increase as a premium attributable to the increase. In addition, a portion of each premium paid on or subsequent to the increase will be attributed to the increase. In each case, the portion attributable to the increase will be the ratio of the "guideline annual premium" for the increase to the sum of the guideline annual premiums for the initial face amount and all increases including the requested increase.

A "guideline annual premium" is a hypothetical amount based on S.E.C. rules that is used by the Company to measure the maximum amount of the deferred sales charge that may be imposed upon surrender, partial withdrawal, a decrease in face amount or lapse during the first two years after issuance or after an increase in face amount.

The following example illustrates how deferred underwriting and deferred sales charges are calculated using data from Tables 1, 2 and 3 above and from the tables in Appendix C.

Assume a 36-year-old male (standard risk) whose Policy was issued prior to July 10, 1995, at age 30, and who has paid $9,000 in premiums under a Policy with a Target Premium of $1,500 and a face amount of $100,000 surrenders his Policy during the last month of the sixth policy year.

A deferred underwriting charge of $540 would be assessed. The maximum deferred underwriting charge of $600 ($6 per $1,000 of face amount X 100) would be multiplied by the 90% listed in Table 1 as applicable to surrenders during the last month of the sixth policy year [90% X ($6 X 100) = $540].

A deferred sales charge of $1,192.74 would also be assessed. According to Table 2, the maximum number of Target Premiums subject to the deferred sales charge for a person who was 30 years old when his or her Policy with a face amount less than $250,000 was issued would be 1.648. Thus $2,472 (1.648 X $1,500) would be the maximum amount of premiums subject to the 50% sales charge, producing a maximum sales charge of $1,236 (50% X $2,472 = $1,236). Because the surrender occurs during the last month of the sixth policy year, only 96.50% (from the table in Appendix C for issue age 30) of the maximum sales charge remains applicable [96.50% X (.50 X 1.648 X $1,500) = $1,192.74].

SALES CHARGE LIMITATION. If a Policy is surrendered or its face amount decreased at any time during the first two years after issuance or after an increase in face amount, Manufacturers Life of America will forego taking that part of the deferred sales charge with respect to "premiums" paid for the initial face amount or such increase (including the portion of Policy Value treated as premiums for the increase, as described above), whichever is applicable, which exceeds the sum of (i) 30% of the premiums paid up to the lesser of one guideline annual premium or the maximum amount of premiums subject to the deferred sales charge plus (ii) 10% of the premiums paid in excess of one guideline annual premium, up to the lesser of two guideline annual premiums or the maximum amount of premiums subject to the deferred sales charge, plus (iii) 9% of the premiums paid in excess of two guideline annual premiums up to the maximum amount of premiums subject to the deferred sales charge.

The operation of the sales charge limitation for Policies issued prior to July 10, 1995 is illustrated by the following example. A 67-year-old male non-smoker purchased a Policy with a face amount in excess of $250,000 when he was age 65. He has paid $30,000 in premiums under the Policy and it has a guideline annual premium (GAP) of $15,997 and a Target Premium (TP) of $11,835. He surrenders his policy during the second policy year. In the absence of the sales charge limitation, the maximum deferred sales charge would be 50% of the lesser of premiums paid ($30,000) or the maximum amount of premiums subject to the deferred sales charge (TP X Maximum Number of TP's = $11,835 X 2.269 = $26,854), which results in 50% of $26,854 (the "Maximum Chargeable Amount" or "MCA") or $13,427 as the maximum deferred sales charge. However, under the formula described above, the maximum sales charge allowable would be $5,885. This is calculated as the sum of:

     (i)   30% of one GAP, or $4,799 [.30 X $15,997 = $4,799], because one GAP
           ($15,997) is less than premiums paid ($30,000) and less than the MCA ($26,854);

plus

     (ii) 10% of the MCA in excess of one GAP, or $1,086 (.10 X $10,857 = $1,086) because the MCA in excess of one GAP ($26,854 - $15,997 = $10,857) is less than premiums paid in excess of one GAP ($30,000 - $15,997 = $14,003) and less than the amount of a second GAP ($15,997);

plus

     (iii) $0, because no premiums in excess of two GAPs were paid and would not have been chargeable in any event, as the MCA was less than two GAPs.

Thus, (i) $4,799 plus (ii) $1,086 plus (iii) $0 equals $5,885, the maximum sales charge allowable.

If the Policy in the foregoing example were issued on or after July 10, 1995, the maximum sales charge allowable would be $5,873 because the maximum amount of Target Premiums subject to the deferred sales charge would be 2.259 (from Table
3) instead of 2.269 (from Table 2).

Since a deferred sales charge is deducted when a Policy terminates for failure to make the required payment following the Policy's going into default, the sales charge limitation will apply if the termination occurs during the two-year period following issuance or any increase in face amount. If the Policy terminates during the two years after a face amount increase, the sales charge limitation will relate only to the sales charges applicable to the increase.

CHARGES ON PARTIAL WITHDRAWALS. Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal of Policy Value in excess of the Withdrawal Tier Amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken. The surrender charges not assessed as a result of the 10% free withdrawal provision remain in effect under the Policy and may be assessed upon surrender or lapse, other partial withdrawals, or a requested decrease in face amount. The portion of the surrender charges assessed will be based on the ratio of the amount of the withdrawal in excess of the Withdrawal Tier Amount to the Net Cash Surrender Value of the Policy less the Withdrawal Tier Amount immediately prior to the withdrawal. The surrender charges will be deducted from each Investment Account and the Guaranteed Interest Account in the same proportion as the amount of the withdrawal taken from such account bears to the total amount of the withdrawal. If the amount in the account is insufficient to pay the portion of the surrender charges allocated to that account, then the portion of the withdrawal allocated to that account will be reduced so that the withdrawal plus the portion of the surrender charges allocated to that account equal the value of that account. Units equal to the amount of the partial withdrawal taken, and surrender charges deducted, from each Investment Account will be cancelled based on the value of such units determined at the end of the Business Day on which Manufacturers Life of America receives a written request for withdrawal at its Service Office.

If the Option 1 death benefit is in effect under a Policy from which a partial withdrawal is made, the face amount of the Policy will be reduced. If the death benefit is equal to the face amount at the time of withdrawal, the face amount will be reduced by the amount of the withdrawal plus the portion of the surrender charges assessed. If the death benefit is based upon the Policy Value times the applicable percentage set forth under Insurance Benefit -- "Death Benefit Options" above, the face amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the surrender charges assessed exceeds the difference between the death benefit and the face amount. Reductions in face amount resulting from partial withdrawals will not incur any surrender charges above the surrender charges applicable to the withdrawal. When the face amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in face amount, i.e., against the face amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial face amount.

CHARGES ON DECREASES IN FACE AMOUNT. As with partial withdrawals, a portion of a Policy's surrender charges will be deducted upon a decrease, or a cancellation of an increase, in face amount requested by the policyowner. Since surrender charges are determined separately for the initial face amount and each face amount increase, and since a decrease in face amount will have a different impact on each level of insurance coverage, the portion of the surrender charges to be deducted with respect to each level of insurance coverage will be determined separately. Such portion will be the same as the ratio of the amount of the reduction in such coverage to the amount of such coverage prior to the reduction.

As noted under Insurance Benefit -- "Face Amount Changes," decreases are applied to the most recent increase first and thereafter to the next most recent increases successively. The charges will be deducted from the Policy Value, and the amount so deducted will be allocated among the Investment Accounts and the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Whenever a portion of the surrender charges is deducted as a result of a decrease in face amount, the Policy's remaining surrender charges will be reduced by the amount of the charges taken.

CHARGES REMAINING AFTER FACE AMOUNT DECREASES OR PARTIAL WITHDRAWALS. Each time a pro-rata deferred underwriting charge or a pro-rata deferred sales charge for a face amount decrease or for a partial withdrawal is deducted, the remaining deferred underwriting charge and deferred sales charge will be reduced proportionately.

The remaining deferred underwriting charge will be calculated using Table 1 above. The actual remaining charge will be the result of (a) divided by (b), multiplied by (c), where:

     (a) is the grading percentage applicable to the life insured's issue age and Policy duration;

     (b) is the grading percentage applicable to the life insured's issued age at the time of the last face amount decrease or partial withdrawal; and

     (c) is the remaining deferred sales charge prior to the last face amount decrease or partial withdrawal less the deferred underwriting charge deducted for that face amount decrease or partial withdrawal.

The remaining deferred sales charge will be calculated using Table 2 above and Appendix C. The actual remaining charge will be the result of (a) divided by
(b), multiplied by (c), where:

     (a)  (a) is the grading percentage applicable to the Policy duration;

     (b) is the grading percentage at the time of the last face amount decrease or partial withdrawal; and

     (c) is the remaining deferred sales charge prior to the last face amount decrease or partial withdrawal less the deferred sales charge deducted for that face amount decrease or partial withdrawal.

Until the sum of premiums paid equals or exceeds the number of Target Premiums subject to deferred sales charge multiplied by the Target Premium, subsequent premium payments will increase the remaining deferred sales charge.

MONTHLY DEDUCTIONS

Each month a deduction consisting of an administration charge, a charge for the cost of insurance, a charge for mortality and expense risks, and charge(s) for any supplementary benefit(s) (see Other Provisions -- "Supplementary Benefits") is deducted from Policy Value. The monthly deduction will be allocated among the Investment Accounts and (other than the mortality and expense risks charge) the Guaranteed Interest Account in the same proportion as the Policy Value in each bears to the Net Policy Value. Monthly deductions due prior to the effective date will be taken on the effective date instead of the dates they were due. If the Policy is still in force when the life insured attains age 100, no further monthly deductions will be taken from the Policy Value.

ADMINISTRATION CHARGE

The monthly administration charge is $35 until the first anniversary and, thereafter, $10 (the right is reserved to increase the administration charge by an additional amount of up to $.01 per $1,000 of face amount per month). The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various charges permitted under a Policy.

COST OF INSURANCE CHARGE

The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each policy month. The cost of insurance rate is based on the life insured's issue age, the duration of the coverage, sex (unless unisex rates are required by law), risk class, and, in the case of certain Policies issued in group or sponsored arrangements providing for reduction in cost of insurance charges (see "Special Provisions For Group Or Sponsored Arrangements"), the face amount of the Policy. See Miscellaneous Matters -- "Legal Considerations." The rate is determined separately for the initial face amount and for each increase in face amount. Cost of insurance rates will generally increase with the life insured's age. Any additional ratings as indicated in the Policy will be added to the cost of insurance rate.

The cost of insurance rates used by Manufacturers Life of America reflect its expectations as to future mortality experience as based on current experience. The rates may be changed from time to time on a basis which does not unfairly discriminate within the class of life insureds. In no event will the cost of insurance rate exceed the guaranteed rate set forth in the Policy except to the extent that an extra rate is imposed because of an additional rating applicable to the life insured or if simplified underwriting is granted in a group or sponsored arrangement (see "Special Provisions For Group Or Sponsored Arrangements"). The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables.

If requested by the applicant, Manufacturers Life of America may offer the Policy with provisions based on actuarial tables that do not differentiate on the basis of sex to such prospective purchasers in states where the unisex version of the Policy has been approved.

The State of Montana currently prohibits the issuance of policies with assumptions that distinguish between men and women in determining premiums and policy benefits for policies issued on the life of any of its residents.

The net amount at risk to which the cost of insurance rate is applied is the difference between the death benefit, divided by 1.0032737 (a factor which reduces the net amount at risk for cost of insurance charge purposes by taking into account assumed monthly earnings at an annual rate of 4%), and the Policy Value. Because different cost of insurance rates may apply to different levels of insurance coverage, the net amount at risk will be calculated separately for each level of insurance coverage. When the Option 1 death benefit is in effect, for purposes of determining the net amount at risk applicable to each level of insurance coverage, the Policy Value is attributed first to the initial face amount and then, if the Policy Value is greater than the initial face amount, to each increase in face amount in the order made.

Because the calculation of the net amount at risk is different under the death benefit options when more than one level of insurance coverage is in effect, a change in the death benefit option may result in a different net amount at risk for each level of insurance coverage than would have occurred had the death benefit option not been changed. Since the cost of insurance is calculated separately for each level of insurance coverage, any change in the net amount at risk for a level of insurance coverage resulting from a change in the death benefit option may affect the amount of the charge for the cost of insurance. Partial withdrawals and decreases in face amount will also affect the manner in which the net amount at risk for each level of insurance coverage is calculated.

MORTALITY AND EXPENSE RISKS CHARGE

Manufacturers Life of America deducts a monthly charge from the Policy Value for the mortality and expense risks it assumes under the Policies. This charge is made at the beginning of each policy month at an annual rate of .90% through the later of the tenth anniversary of the Policy and the policyowner's attained age of 60 and, thereafter, .45%. It is assessed against the value of the policyowner's Investment Accounts by cancellation of units in the same proportion as the value of each Investment Account bears to the total value of the Investment Accounts. The mortality risk assumed is that lives insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than the Company estimated. Manufacturers Life of America estimates that virtually all of the mortality and expense risks charge currently relates to expense risks. Manufacturers Life of America will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.

OTHER CHARGES

Currently, Manufacturers Life of America makes no charge against the Separate Account for federal, state or local taxes that may be attributable to the Separate Account or to the operations of the Company with respect to the Policies. However, if Manufacturers Life of America incurs any such taxes, it may make a charge therefor.

Charges will be imposed on certain transfers of Policy Values, including a $25 charge for each transfer in excess of twelve in a policy year and a $5 charge for each Dollar Cost Averaging transfer when Policy Value does not exceed $15,000. See Policy Values -- "Transfers Of Policy Value."

The Separate Account purchases shares of Portfolios at net asset value. The net asset value of those shares reflects the following investment management fees and expenses:


                                                                INVESTMENT
                                                                MANAGEMENT    EXPENSES
                                                                   FEES       OF UP TO
                                                                ----------    --------
Pacific Rim Emerging Markets Trust..........................       .850%         .75%
Science & Technology Trust..................................      1.100%         .50%
International Small Cap Trust...............................      1.100%         .75%
Emerging Growth Trust.......................................      1.050%         .50%
Pilgrim Baxter Growth Trust.................................      1.050%         .50%
Small/Mid Cap Trust.........................................      1.000%         .50%
International Stock Trust...................................      1.050%         .75%
Worldwide Growth Trust......................................      1.000%         .75%
Global Equity Trust.........................................       .900%         .75%
Small Company Value Trust...................................      1.050%         .50%
Equity Trust................................................       .750%         .50%
Growth Trust................................................       .850%         .50%
Quantitative Equity Trust...................................       .700%         .50%
Equity Index Trust..........................................       .250%         .15%
Blue Chip Growth Trust......................................       .925%         .50%
Real Estate Securities Trust................................       .700%         .50%
Value Trust.................................................       .800%         .50%
International Growth and Income Trust.......................       .950%         .75%
Growth and Income Trust.....................................       .750%         .50%
Equity-Income Trust.........................................       .800%         .50%
Balanced Trust..............................................       .800%         .50%
Aggressive Asset Allocation Trust...........................       .750%         .50%
Moderate Asset Allocation Trust.............................       .750%         .50%
Conservative Asset Allocation Trust.........................       .750%         .50%
High Yield Trust............................................       .775%         .50%
Strategic Bond Trust........................................       .775%         .50%
Global Government Bond Trust................................       .800%         .75%
Capital Growth Bond Trust...................................       .650%         .50%
Investment Quality Bond Trust...............................       .650%         .50%
U.S. Government Securities Trust............................       .650%         .50%
Money Market Trust..........................................       .500%         .50%
Lifestyle Aggressive 1000 Trust.............................       None*        N/A**
Lifestyle Growth 820 Trust..................................       None*        N/A**
Lifestyle Balanced 640 Trust................................       None*        N/A**
Lifestyle Moderate 460 Trust................................       None*        N/A**
Lifestyle Conservative 280 Trust............................       None*        N/A**



 * Because each Lifestyle Trust invests in shares of Underlying Portfolios, each bears its pro rata share of the fees and expenses incurred by the Underlying Portfolios.



** The Adviser has voluntarily agreed to pay the expenses of each of the Lifestyle Trusts (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time.

Detailed information concerning such fees and expenses is set forth under the caption that accompanies this Prospectus and under the caption "Management of The Trust" in the Prospectus for the Manufacturers Investment Trust that accompanies this Prospectus.


SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS

Where permitted by state insurance laws, Policies may be purchased under group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. In California all participants of group arrangements will be individually underwritten. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

The charges and deductions described above may be reduced for Policies issued in connection with group or sponsored arrangements. Such arrangements may include sales without withdrawal charges and deductions to employees, officers, directors, agents, immediate family members of the foregoing, and employees of agents of Manufacturers Life and its subsidiaries. Manufacturers Life of America will reduce the above charges and deductions in accordance with its rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a group or sponsored arrangement must satisfy certain criteria as to, for example, size of the group, expected number of participants and anticipated premium payments from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Policies are purchased and certain characteristics of its members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements. Certain Policies issued prior to the effective date of this Prospectus may provide for deductions from premiums up to an amount of 3.60% for state, local and federal taxes. In addition such Policies may also provide for an administrative charge of $.01 per $1,000 of face amount per month in addition to the charge of $35 per month in the first policy year and $10 per month in subsequent policy years.

Manufacturers Life of America may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policyowners and all other policyowners funded by the Separate Account.

In addition, groups and persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance charge may increase as a result of higher anticipated mortality experience. In addition, groups or persons purchasing under a sponsored arrangement may request increases or decreases in face amount at any time after issue and decreases in face amount at any time after an increase in face amount.

SPECIAL PROVISIONS FOR EXCHANGES

Manufacturers Life of America will permit owners of certain life insurance policies issued either by the Company or Manufacturers Life to exchange their policies for the Policies described in this prospectus. Charges under the policies being exchanged or the Policies issued in exchange therefor may be reduced or eliminated. Owners of certain policies may be entitled to convert their policies to the Policies described in this prospectus. If they elect to convert, they may receive a credit upon conversion in an amount up to their first-year premium. Policy loans made under policies being exchanged may, in some circumstances, be carried over to the new Policies without repayment at the time of exchange. Policyowners considering an exchange should consult their tax advisers as to the tax consequences of an exchange.

THE GENERAL ACCOUNT

By virtue of exclusionary provisions, interests in the general account of Manufacturers Life of America have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

The general account of Manufacturers Life of America consists of all assets owned by the Company other than those in its separate accounts. Subject to applicable law, Manufacturers Life of America has sole discretion over the investment of the assets of the general account.

A policyowner may elect to allocate net premiums to the Guaranteed Interest Account or to transfer all or a portion of the Policy Value to the Guaranteed Interest Account from the Investment Accounts. Transfers from the Guaranteed Interest Account to the Investment Accounts are subject to restrictions. See Policy Values -- "Transfers Of Policy Value" and "Policy Value." Manufacturers Life of America will hold the reserves required for any portion of the Policy Value allocated to the Guaranteed Interest Account in its general account. However, an allocation of Policy Value to the Guaranteed Interest Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manufacturers Life of America guarantees that the Policy Value in the Guaranteed Interest Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. The Company may, at its sole discretion, credit a higher rate of interest, although it is not obligated to do so. The policyowner assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year.

OTHER GENERAL POLICY PROVISIONS

POLICY DEFAULT

Unless the Death Benefit Guarantee is in effect, a Policy will go into default if the Policy's Net Cash Surrender Value at the beginning of any policy month would go below zero after deducting the monthly deductions then due. Manufacturers Life of America will notify the policyowner of the default and will allow a 61-day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero at the date of default, plus the monthly deductions due at the date of default and at the beginning of each of the two policy months thereafter, based on the Policy Value at the date of default. If the required payment is not received by the end of the grace period, the Policy will terminate and the Net Cash Surrender Value (subject to any applicable limitation on surrender charges; see Charges And Deductions -- "Surrender Charges") as of the date of default less the monthly deductions then due will be paid to the policyowner. If the life insured should die during the grace period following a Policy's going into default, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit payable will be reduced by any outstanding monthly deductions due at the time of death.

POLICY REINSTATEMENT

A policyowner can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

     (a)  The life insured's risk class is standard or preferred.

     (b)  The life insured's attained age is less than 46.

A policyowner can reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

     (a) The Policy must not have been surrendered for its Net Cash Surrender Value at the request of the policyowner;

     (b) Evidence of the life insured's insurability satisfactory to Manufacturers Life of America is furnished to it;

     (c) A premium equal to the payment required during the 61-day grace period following default to keep the Policy in force is paid to Manufacturers Life of America; and

     (d) An amount equal to any amounts paid by Manufacturers Life of America in connection with the termination of the Policy is repaid to Manufacturers Life of America.

If the reinstatement is approved, the date of reinstatement will be the later of the date of the policyowner's written request or the date the required payment is received at the Manufacturers Life of America Service Office.

MISCELLANEOUS POLICY PROVISIONS

BENEFICIARY. One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary and final. Thereafter the beneficiary may be changed by the policyowner during the life insured's lifetime by giving written notice to Manufacturers Life of America in a form satisfactory to it unless an irrevocable designation has been elected. If the life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, the Company will pay the insurance benefit as if the beneficiary had died before the life insured.

INCONTESTABILITY. Manufacturers Life of America will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the issue date. It will not contest the validity of an increase in face amount or the addition of a supplementary benefit after such increase or addition has been in force during the life insured's lifetime for two years. If a Policy has been reinstated and been in force for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX. If the life insured's stated age or sex or both in the Policy are incorrect, Manufacturers Life of America will change the face amount of insurance so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have bought for the correct age and sex (unless unisex rates are required by law).

SUICIDE EXCLUSION. If the life insured, whether sane or insane, dies by suicide within two years from the issue date, Manufacturers Life of America will pay only the premiums paid less any partial withdrawals of the Net Cash Surrender Value and any amount in the Loan Account. If the life insured should die by suicide within two years after a face amount increase, the death benefit for the increase will be limited to the monthly deduction for the increase.

ASSIGNMENT. Manufacturers Life of America will not be bound by an assignment until it receives a copy of it at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment.

OTHER PROVISIONS

SUPPLEMENTARY BENEFITS

Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including those providing term insurance for additional insureds, providing term insurance options, providing accidental death coverage, waiving monthly deductions upon disability, guaranteeing the Policy Value, accelerating benefits in the event of terminal illness, and, in the case of corporate-owned Policies, permitting a change of the life insured. More detailed information concerning supplementary benefits may be obtained from an authorized agent of the Company. The cost of any supplementary benefits will be deducted as part of the monthly deduction. See Charges And Deductions -- "Monthly Deductions."

PAYMENT OF PROCEEDS

As long as the Policy is in force, Manufacturers Life of America will ordinarily pay any policy loans, partial withdrawals, Net Cash Surrender Value or any insurance benefit within seven days after receipt at the Manufacturers Life of America Service Office of all the documents required for such a payment.

The Company may delay the payment of any policy loans, partial withdrawals, Net Cash Surrender Value or the portion of any insurance benefit that depends on the Guaranteed Interest Account value for up to six months; otherwise the Company may delay payment for any period during which (i) the New York Stock Exchange is closed for trading (except for normal holiday closings) or trading on the Exchange is otherwise restricted; or (ii) an emergency exists as defined by the S.E.C. or the S.E.C. requires that trading be restricted; or (iii) the S.E.C. permits a delay for the protection of policyowners. Also, transfers may be denied under the circumstances stated in clauses (i), (ii) and (iii) above and under the circumstances previously set forth. See Policy Values -- "Transfers Of Policy Value."

REPORTS TO POLICYOWNERS

Within 30 days after each policy anniversary, Manufacturers Life of America will send the policyowner a statement showing, among other things, the amount of the death benefit, the Policy Value and its allocation among the Investment Accounts, the Guaranteed Interest Account and the Loan Account, the value of the units in each Investment Account to which the Policy Value is allocated, any Loan Account balance and any interest charged since the last statement, the premiums paid and policy transactions made during the period since the last statement and any other information required by law.

Within 10 days after any transaction involving purchase, sale, or transfer of units of Investment Accounts, a confirmation statement will be sent.


Each policyowner will also be sent an annual and a semi-annual report for Manufacturers Investment Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.


MISCELLANEOUS MATTERS

PORTFOLIO SHARE SUBSTITUTION

Although Manufacturers Life of America believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, Manufacturers Life of America may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.

Manufacturers Life of America also reserves the right to combine other separate accounts with the Separate Account to establish additional sub-accounts within the Separate Account, to operate the Separate Account as a management investment company or other form permitted by law, to transfer assets from this Separate Account to another separate account and from another separate account to this Separate Account, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

The investment objectives of the Separate Account will not be changed materially without first filing the change with the Insurance Commissioner of the State of Michigan. Policyowners will be advised of any such change at the time it is made.

FEDERAL INCOME TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Service. WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICIES.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on its tax consequences, is contemplated, a qualified tax adviser should be consulted for advice on the tax attributes of the particular arrangement.

TAX STATUS OF THE POLICY

Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") sets forth a definition of a life insurance contract for federal tax purposes. The Secretary of Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance policy.

With respect to a Policy issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.


Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through Manufacturers Investment Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how Manufacturers Investment Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.


In certain circumstances, owners of variable life insurance Policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets.

For example, the Policy has many more Portfolios to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under
Section 101(a)(1) of the Code.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial withdrawal, a surrender, a change in ownership, a change of insured, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary. Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a "Modified Endowment Contract." Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether the Policy is or is not a Modified Endowment Contract.

MODIFIED ENDOWMENT CONTRACTS. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

Because of the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and Policy Value at the time of such change and the additional premiums paid in the seven years following the material change. If a premium is received which would cause the Policy to become a Modified Endowment Contract
(MEC) within 23 days of the next policy anniversary, the Company will not apply the portion of the premium which would cause MEC status (excess premium) to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the first day of the next anniversary.

If a premium is received which would cause the Policy to become a MEC more than 23 days prior to the next policy anniversary, the Company will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

If, in connection with the application or issue of the Policy, the policyowner acknowledges that the Policy is or will become a MEC, excess premiums that would cause MEC status will be credited as of the date received.

Further, if a transaction occurs which reduces the face amount of the Policy during the first seven years, the Policy will be retested retroactive to the date of purchase, to determine compliance with the seven-pay test based on the lower face amount. As well, if a reduction of the face amount occurs within seven years of a material change, the Policy will be retested for compliance retroactive to the date of the material change. Failure to comply would result in classification as a Modified Endowment Contract regardless of any efforts by the Company to provide a payment schedule that will not violate the seven-pay test.

The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a Modified Endowment Contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts will be subject to the following tax rules: First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions upon surrender) from, or loans taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the policyowner attains age 59 1/2, is attributable to the policyowner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. A distribution from a Policy that is not a Modified Endowment Contract is generally treated as a tax-free recovery by the policyowner of the investment in the Policy (described below) to the extent of such investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the investment in the Policy. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner. Select Loans may, however, be treated as a distribution.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10% additional tax.


POLICY LOAN INTEREST. Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. In addition, except for the transition rules described in the paragraph below, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceeds $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.


For policies issued after June 20, 1986 and prior to January 1, 1994 a transition rule permits all or a portion of the interest paid on policy debt incurred before January 1, 1996 to be deducted. For policies issued in 1994 or 1995 the transition rule applies to indebtedness incurred before January 1, 1997. To be deducted the interest must be paid or accrued prior to January 1, 1999, and must meet other rules contained in Section 264 of the Code and section 501 of the Health Insurance Portability and Accountability Act of 1996.

Furthermore, if a non-natural person owns a policy, or is the direct or indirect beneficiary under a policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.


The portion of the interest expense that is allocable to unborrowed policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed policy cash values under such life insurance policies bears to the average adjusted bases for all assets of the taxpayer.

If the taxpayer is not the owner, but is the direct or indirect beneficiary under the contract, then the amount of unborrowed cash value of the policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the policy.

INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which has been excluded from gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount has been excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract to the extent that such amount has been included in the gross income of the policyowner.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by the Company (or its affiliates) to the same policyowner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the gross income under Section 72(e) of the Code.

THE COMPANY'S TAXES

As a result of the Omnibus Budget Reconciliation Act of 1990, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for the Company. The Company makes a charge to premiums to compensate it for the anticipated higher corporate income taxes.

At the present time, the Company makes no charge to the Separate Account for any federal, state or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

DISTRIBUTION OF THE POLICY

ManEquity, Inc., an indirect wholly-owned subsidiary of Manufacturers Life, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized by state insurance departments to do so. Compensation is comprised of first-year commissions and bonus not to exceed 105% of premiums paid up to the Target Premium, commissions not to exceed 2% of premiums in excess thereof and, after the third anniversary, 0.15% of the Policy Value per annum. If certain standards with regard to the sale of the Policies and certain other policies issued by Manufacturers Life of America or Manufacturers Life
(USA) are met, additional compensation will be available.

RESPONSIBILITIES ASSUMED BY MANUFACTURERS LIFE

Manufacturers Life and Manufacturers USA have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life or Manufacturers USA, on behalf of ManEquity, Inc., will pay the sales commissions in respect of the Policies and certain other policies issued by Manufacturers Life of America, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the Policies and such other policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies and such other policies. ManEquity, Inc. will promptly reimburse Manufacturers Life or Manufacturers USA for all sales commissions paid by Manufacturers Life and will pay Manufacturers Life for their other services under the agreement in such amounts and at such times as agreed to by the parties.

Manufacturers Life and Manufacturers USA have also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life or Manufacturers USA will provide to Manufacturers Life of America all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies.


Finally, Manulife Reinsurance Corporation (U.S.A.) has entered into a Stoploss Reinsurance Agreement with Manufacturers Life of America under which Manulife Reinsurance Corporation (U.S.A.) reinsures all aggregate claims in excess of 110% of the expected claims for all flexible premium variable life insurance policies issued by Manufacturers Life of America. Under the agreement Manufacturers Life of America will automatically reinsure the risk for any one life up to a maximum of $7,500,000, except in the case of aviation risks where the maximum will be $5,000,000. However, Manufacturers Life of America may also consider reinsuring any non-aviation risks in excess of $7,500,000 and any aviation risk in excess of $5,000,000.


VOTING RIGHTS

As stated above, all of the assets held in the sub-accounts of the Separate Account will be invested in shares of a particular Portfolio of Manufacturers Investment Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts.

Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Separate Account in its own right, it may elect to do so.


The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio of Manufacturers Investment Trust. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.


Manufacturers Life of America may, if required by state insurance officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, Manufacturers Life of America itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manufacturers Life of America reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

DIRECTORS AND OFFICERS OF MANUFACTURERS LIFE OF AMERICA

The Directors and Officers of Manufacturers Life of America, together with their principal occupations during the past few years, are as follows:


                                     POSITION WITH
                                   MANUFACTURERS LIFE
            NAME                       OF AMERICA                              PRINCIPAL OCCUPATION
            ----                   ------------------                          --------------------
Sandra M. Cotter (35)         Director                        Attorney 1989-present, Dykema Gossett
James D. Gallagher (43)       Director, Secretary, and        Vice President, Secretary and General Counsel --
                              General Counsel                 January 1997-present, ManUSA; Vice President, Legal
                                                              Services U.S. Operations -- January 1996-present, The
                                                              Manufacturers Life Insurance Company; Vice President,
                                                              Secretary and General Counsel -- 1994-present, The
                                                              Manufacturers Life Insurance Company of North America;
                                                              Vice President and Associate General Counsel --
                                                              1991-1994, The Prudential Insurance Company of America
Bruce Gordon (54)             Director                        Vice President, U.S. Operations -- Pensions --
                                                              1990-present, The Manufacturers Life Insurance Company
Donald A. Guloien (41)        Director and President          Senior Vice President, Business Development
                                                              1994-present, The Manufacturers Life Insurance Company;
                                                              Vice President, U.S. Individual Business -- 1990-1994,
                                                              The Manufacturers Life Insurance Company
Theodore Kilkuskie, Jr. (42)  Director, Vice President,       Vice President, U.S. Individual Insurance -- January
                              U.S. Individual Insurance       1997- present, ManUSA; Vice President, U.S. Individual
                                                              Insurance -- June 1995-present, The Manufacturers Life
                                                              Insurance Company; Executive Vice President, Mutual
                                                              Funds -- January 1995-May 1995, State Street Research;
                                                              Vice President, Mutual Funds -- 1987-1994, Metropolitan
                                                              Life Insurance Company
Joseph J. Pietroski (59)      Director                        Senior Vice President, General Counsel and Corporate
                                                              Secretary -- 1988-present, The Manufacturers Life
                                                              Insurance Company
John D. Richardson (60)       Chairman and Director           Executive Vice President and General Manager, U.S.
                                                              Operations 1995-present, The Manufacturers Life
                                                              Insurance Company; Senior Vice President and General
                                                              Manager, Canadian Operations 1992-1994
John R. Ostler (45)           Vice President and Treasurer    Financial Vice President -- 1992-present, The
                                                              Manufacturers Life Insurance Company
Douglas H. Myers (43)         Vice President, Finance and     Assistant Vice President and Controller, U.S.
                              Controller                      Operations -- 1988-present, The Manufacturers Life
                                                              Insurance Company
Victor Apps (49)              Senior Vice President, Asia     Senior Vice President and General Manager, Greater
                                                              China Division -- 1995-present, The Manufacturers Life
                                                              Insurance Company; Vice President and General Manger,
                                                              Greater China Division -- 1993-1995, The Manufacturers
                                                              Life Insurance Company; International Vice President --
                                                              1988-1993, Asia Pacific Division, The Manufacturers
                                                              Life Insurance Company
Felix Chee (51)               Vice President, Investments     Executive Vice President -- 1997 to present, The
                                                              Manufacturers Life Insurance Company; Chief Investment
                                                              Officer -- 1997 to present, The Manufacturers Life
                                                              Insurance Company, Senior Vice President and Treasurer
                                                              -- 1993-1994, The Manufacturers Life Insurance Company,
                                                              Senior Vice President, Corporate Finance -- April 1993
                                                              to September 1993, Ontario Hydro.
Robert A. Cook (43)           Vice President, Marketing       Vice President, Product Management -- 1996-present, The
                                                              Manufacturers Life Insurance Company; Sales and
                                                              Marketing Director, U.S. Division 1994-1995, The
                                                              Manufacturers Life Insurance Company; Vice President,
                                                              Corporation Strategic Review -- 1992-1993, The
                                                              Manufacturers Life Insurance Company

                                     POSITION WITH
                                   MANUFACTURERS LIFE
            NAME                       OF AMERICA                              PRINCIPAL OCCUPATION
            ----                   ------------------                          --------------------
Hugh C. McHaffie (39)         Vice President                  Vice President, U.S. Annuities and Product Development
                                                              --1996 to present, The Manufacturers Life Insurance
                                                              Company; Vice President U.S. Annuities and Product
                                                              Development -- 1994 to present, The Manufacturers Life
                                                              Insurance Company of North America; Product Development
                                                              Executive -- 1990 to 1994, The Manufacturers Life
                                                              Insurance Company of North America.
John G. Vrysen (42)           Vice President and Appointed    Vice President and Chief Financial Officer, U.S.
                              Actuary                         Operations -- 1996 to present, The Manufacturers Life
                                                              Insurance Company, Vice President and Chief Actuary --
                                                              1986 to present, The Manufacturers Life Insurance
                                                              Company of North America.


STATE REGULATIONS

Manufacturers Life of America is subject to regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

PENDING LITIGATION


No litigation is pending that would have a material effect upon the Separate Account or Manufacturers Investment Trust.


ADDITIONAL INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the S.E.C.'s principal office in Washington, D.C. upon payment of the prescribed fee.

For further information you may also contact Manufacturers Life of America's Service Office, the address and telephone number of which are on the cover page of this prospectus.

LEGAL MATTERS

The legal validity of the policies has been passed on by James D. Gallagher, Esq., Secretary and General Counsel of Manufacturers Life of America. Jones & Blouch L.L.P., Washington, D.C., has passed on certain matters relating to the federal securities laws.

EXPERTS


The financial statements for the period ended December 31, 1997 of The Manufacturers Life Insurance Company of America and Separate Account Three of The Manufacturers Life Insurance Company of America appearing in this prospectus have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.


YEAR 2000 ISSUES



Preparing computer systems to deal with the Year 2000 risk has become a major issue for businesses throughout the world. Within the group of companies made up of Manufacturers Life and its subsidiaries ("Manulife Financial"), a group-wide program has been underway since 1996 to make all critical systems compliant by the end of 1998 and other systems compliant by the end of 1999. Included in this program are all systems applicable to and shared by the Company with Manulife Financial. Based on a detailed assessment, Manulife Financial determined that a portion of its software needs to be modified or replaced so that its computer systems will function properly into the Year 2000 and beyond. Like most companies, the Year 2000 issue represents a significant challenge for Manulife Financial, and extensive resources have been dedicated to modifying existing software and to converting to new software. However, there can be no assurances that Manulife Financial's systems, nor those of other companies on which Manulife Financial relies, will be fully converted on a timely basis and therefore that all adverse effects on the Company due to the Year 2000 risk will be avoided. Manulife Financial is presently consulting with vendors, customers, subsidiaries, third-parties and other businesses with which it deals to ensure that no material aspect of its, or the Company's operations will be hindered by the Year 2000 risk.



The costs of the project and the date on which Manulife Financial plans to complete the modifications are based on management's best estimates and are subject to some uncertainty. Manulife Financial is using both internal and external resources to reprogram, or replace, and test the software for Year 2000 modifications. The total cost of this program to Manulife Financial is estimated to be $64 million, comprised of $55 million for specifically budgeted programs and $9 million for general contingencies. Manulife Financial has incurred $15 million as at December 31, 1997 of which the Company will receive an allocation due to its shared systems. The costs allocated are not expected to have a material effect on the net operating income of the Company.

                              FINANCIAL STATEMENTS

The financial statements of Manufacturers Life of America included herein should be distinguished from the financial statements of Separate Account Three and should be considered only as bearing upon the ability of Manufacturers Life of America to meet its obligations under the Policies.

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                              FINANCIAL STATEMENTS


                      THREE YEARS ENDED DECEMBER 31, 1997



                                    CONTENTS



                                                              PAGE
                                                              ----
Report of Independent Auditors..............................   F-2
Statement of Assets and Liabilities.........................   F-3
Statements of Operations....................................   F-4
Statements of Changes in Net Assets.........................   F-9
Notes to Financial Statements...............................  F-14

                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors


The Manufacturers Life Insurance


Company of America



We have audited the accompanying statement of assets and liabilities of Separate Account Three of The Manufacturers Life Insurance Company of America as of December 31, 1997 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of The Manufacturers Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 1997 and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.



/s/ ERNST & YOUNG LLP



Philadelphia, Pennsylvania


January 30, 1998

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                      STATEMENT OF ASSETS AND LIABILITIES


                               DECEMBER 31, 1997



                                     ASSETS



                                                                             SUB-ACCOUNT
                                                              NET ASSET         UNITS         NET ASSET
                                                                VALUE        OUTSTANDING    VALUE PER UNIT
                                                             ------------    -----------    --------------
Investment in NASL Series Trust -- at market value:
  Emerging Growth Trust, 2,749,403 shares (cost
    $2,788,469)............................................  $ 66,343,106     1,538,945         $43.11
  Quantitative Equity Trust, 1,784,411 shares (cost
    $3,209,002)............................................    40,149,248     1,168,380          34.36
  Real Estate Securities Trust, 1,275,685 shares
    (cost $4,413,368)......................................    25,603,002       649,627          39.41
  Balanced Trust, 2,163,632 shares
    (cost $2,191,149)......................................    41,823,014     1,593,352          26.25
  Capital Growth Bond Trust, 1,572,920 shares (cost
    $2,383,490)............................................    18,639,105       880,058          21.18
  Money Market Trust, 2,942,758 shares
    (cost $9,842,873)......................................    29,427,581     1,689,057          17.42
  International Stock Trust, 1,339,292 shares (cost
    $5,809,008)............................................    15,361,685     1,263,839          12.15
  Pacific Rim Emerging Markets Trust, 608,649 shares
    (cost $749,518)........................................     4,357,924       571,156           7.63
  Equity Index Trust, 1,576,166 shares (cost $9,727,057)...    19,670,555     1,282,564          15.34
  Equity Trust, 856,317 shares (cost $7,546,578)...........    18,410,808     1,358,092          13.56
  Value Equity Trust, 859,774 shares (cost $6,336,049).....    14,822,505     1,005,924          14.74
  Growth and Income Trust, 812,277 shares (cost
    $10,572,071)...........................................    19,405,298     1,243,803          15.60
  U.S. Government Securities Trust, 164,676 shares
    (cost $396,173)........................................     2,223,129       200,133          11.11
  Conservative Asset Allocation Trust, 58,907 shares
    (cost $262,252)........................................       693,930        59,185          11.72
  Moderate Asset Allocation Trust, 144,764 shares
    (cost $1,176,117)......................................     1,874,694       151,176          12.40
  Aggressive Asset Allocation Trust, 154,889 shares
    (cost $1,126,294)......................................     2,224,207       170,944          13.01
  International Small Cap Trust, 102,354 shares
    (cost $1,438,102)......................................     1,402,244       110,896          12.64
  Blue Chip Growth Trust, 251,892 shares (cost
    $3,441,491)............................................     3,778,382       235,467          16.05
  Science & Technology Trust, 78,196 shares (cost
    $1,130,457)............................................     1,065,029        75,729          14.06
  Pilgram Baxter Growth Trust, 44,916 shares (cost
    $578,260)..............................................       561,449        38,627          14.54
  Small/Mid Cap Trust, 95,514 shares (cost $1,467,114).....     1,471,877        96,429          15.26
  Worldwide Growth Trust, 22,465 shares (cost $315,315)....       315,411        23,039          13.69
  Global Equity Trust, 75,778 shares (cost $1,436,096).....     1,468,584       100,693          14.58
  Growth Trust, 72,591 shares (cost $1,232,689)............     1,249,285        83,448          14.97
  Value Trust, 73,039 shares (cost $1,065,837).............     1,080,976        74,764          14.46
  International Growth and Income Trust, 71,329 shares
    (cost $824,398)........................................       785,328        62,885          12.49
  High Yield Trust, 78,982 shares (cost $1,036,632)........     1,070,992        77,316          13.85
  Strategic Bond Trust, 52,826 shares (cost $642,579)......       653,990        48,010          13.62
  Global Government Bond Trust, 15,761 shares
    (cost $217,884)........................................       221,760        16,782          13.21
  Investment Quality Bond Trust, 21,517 shares (cost
    $254,782)..............................................       261,007        19,211          13.59
  Lifestyle Aggressive 1000 Trust, 180,325 shares
    (cost $2,434,264)......................................     2,428,972       169,592          14.32
  Lifestyle Growth 820 Trust, 381,917 shares (cost
    $5,244,093)............................................     5,258,998       369,541          14.23
  Lifestyle Balanced 640 Trust, 156,600 shares
    (cost $2,058,841)......................................     2,123,497       150,592          14.10
  Lifestyle Moderate 460 Trust, 7,669 shares (cost
    $101,541)..............................................       102,380         7,392          13.85
  Lifestyle Conservative 280 Trust, 103 shares (cost
    $1,302)................................................         1,341            98          13.68
                                                             ------------
Net assets.................................................  $346,331,293
                                                             ============



                            See accompanying notes.

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                            STATEMENTS OF OPERATIONS


                                        EMERGING GROWTH SUB-ACCOUNT       QUANTITATIVE EQUITY SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                     YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                     DEC. 31/97  DEC. 31/96  DEC. 31/95  DEC. 31/97  DEC. 31/96  DEC. 31/95
                                     ----------  ----------  ----------  ----------  ----------  ----------

Net investment income:

 Dividend income...................  $      --   $7,702,014  $ 721,489   $      --   $4,240,752  $      --

Realized and unrealized gain (loss)
 on investments:

 Realized gain (loss) from security
   transactions:

   Proceeds from sales.............  7,107,331   4,088,127   1,274,886   3,096,117   1,222,403     798,694

   Cost of securities sold.........  5,908,528   3,518,688   1,068,731   2,122,759     976,262     804,887
                                     ----------  ----------  ----------  ----------  ----------  ----------
 Net realized gain (loss)..........  1,198,803     569,439     206,155     973,358     246,141      (6,193)
                                     ----------  ----------  ----------  ----------  ----------  ----------
 Unrealized appreciation
   (depreciation) of investments:

   Beginning of year...............  (1,640,500) 4,794,911      78,088   1,534,960   2,295,941    (438,289)

   End of year.....................  6,743,875   (1,640,500) 4,794,911   9,470,255   1,534,960   2,295,941
                                     ----------  ----------  ----------  ----------  ----------  ----------
 Net unrealized appreciation
   (depreciation) during the
   year............................  8,384,375   (6,435,411) 4,716,823   7,935,295    (760,981)  2,734,230
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net realized and unrealized gain
 (loss) on investments.............  9,583,178   (5,865,972) 4,922,978   8,908,653    (514,840)  2,728,037
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net
 assets derived from operations....  $9,583,178  $1,836,042  $5,644,467  $8,908,653  $3,725,912  $2,728,037
                                     ==========  ==========  ==========  ==========  ==========  ==========

                                     REAL ESTATE SECURITIES SUB-ACCOUNT         BALANCED SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                     YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                     DEC. 31/97  DEC. 31/96  DEC. 31/95  DEC. 31/97  DEC. 31/96  DEC. 31/95
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net investment income:
 Dividend income...................  $      --   $2,776,056  $ 142,066   $      --   $4,478,042  $  24,806
Realized and unrealized gain (loss)
 on investments:
 Realized gain (loss) from security
   transactions:
   Proceeds from sales.............  1,134,797     660,261     812,232   4,291,414   1,836,560     739,327
   Cost of securities sold.........    898,569     631,891     830,335   3,671,860   1,674,031     769,053
                                     ----------  ----------  ----------  ----------  ----------  ----------
 Net realized gain (loss)..........    236,228      28,370     (18,103)    619,554     162,529     (29,726)
                                     ----------  ----------  ----------  ----------  ----------  ----------
 Unrealized appreciation
   (depreciation) of investments:
   Beginning of year...............  2,155,063     748,034    (280,544)    958,041   2,693,376   (1,064,130)
   End of year.....................  5,819,409   2,155,063     748,034   6,626,043     958,041   2,693,376
                                     ----------  ----------  ----------  ----------  ----------  ----------
 Net unrealized appreciation
   (depreciation) during the
   year............................  3,664,346   1,407,029   1,028,578   5,668,002   (1,735,335) 3,757,506
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net realized and unrealized gain
 (loss) on investments.............  3,900,574   1,435,399   1,010,475   6,287,556   (1,572,806) 3,727,780
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net
 assets derived from operations....  $3,900,574  $4,211,455  $1,152,541  $6,287,556  $2,905,236  $3,752,586
                                     ==========  ==========  ==========  ==========  ==========  ==========

                                      CAPITAL GROWTH BOND SUB-ACCOUNT
                                     ----------------------------------
                                     YEAR ENDED  YEAR ENDED  YEAR ENDED
                                     DEC. 31/97  DEC. 31/96  DEC. 31/95
                                     ----------  ----------  ----------
Net investment income:
 Dividend income...................  $      --   $ 864,430   $  726,517
Realized and unrealized gain (loss)
 on investments:
 Realized gain (loss) from security
   transactions:
   Proceeds from sales.............  1,876,127   1,292,420      798,441
   Cost of securities sold.........  1,866,847   1,363,232      830,096
                                     ----------  ----------  ----------
 Net realized gain (loss)..........      9,280     (70,812)     (31,655)
                                     ----------  ----------  ----------
 Unrealized appreciation
   (depreciation) of investments:
   Beginning of year...............   (223,171)    153,798     (542,982)
   End of year.....................  1,199,605    (223,171)     153,798
                                     ----------  ----------  ----------
 Net unrealized appreciation
   (depreciation) during the
   year............................  1,422,776    (376,969)     696,780
                                     ----------  ----------  ----------
Net realized and unrealized gain
 (loss) on investments.............  1,432,056    (447,781)     665,125
                                     ----------  ----------  ----------
Net increase (decrease) in net
 assets derived from operations....  $1,432,056  $ 416,649   $1,391,642
                                     ==========  ==========  ==========


---------------

 * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996



** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                      STATEMENTS OF OPERATIONS (CONTINUED)



                                                                           MONEY MARKET                    INTERNATIONAL STOCK
                                                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                                              ---------------------------------------   -------------------------
                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                              DEC. 31/97    DEC. 31/96    DEC. 31/95    DEC. 31/97    DEC. 31/96
                                                              -----------   -----------   -----------   -----------   -----------
Net investment income:
 Dividend income............................................  $ 1,159,280   $ 1,505,315   $      468     $ 209,753     $248,736
                                                              -----------   -----------   ----------     ---------     --------
Realized and unrealized gain (loss) on investments:
 Realized and unrealized gain (loss) from security
   transactions:
    Proceeds from sales.....................................   18,425,413    17,344,859    8,849,535       780,310      289,302
    Cost of securities sold.................................   19,340,111    16,936,049    8,634,234       656,813      250,445
                                                              -----------   -----------   ----------     ---------     --------
 Net realized gain (loss)...................................     (914,698)      408,810      215,301       123,497       38,857
                                                              -----------   -----------   ----------     ---------     --------
 Unrealized appreciation (depreciation) of investments:
    Beginning of year.......................................     (914,724)      233,720      (75,010)      450,565       99,777
    End of year.............................................            1      (914,724)     233,720       131,811      450,565
                                                              -----------   -----------   ----------     ---------     --------
 Net unrealized appreciation (depreciation) during the
   year.....................................................      914,725    (1,148,444)     308,730      (318,754)     350,788
                                                              -----------   -----------   ----------     ---------     --------
Net realized and unrealized gain (loss) on investments......           27      (739,634)     524,031      (195,257)     389,645
                                                              -----------   -----------   ----------     ---------     --------
Net increase (decrease) in net assets derived from
 operations.................................................  $ 1,159,307   $   765,681   $  524,499     $  14,496     $638,381
                                                              ===========   ===========   ==========     =========     ========
                                                                    INTERNATIONAL                  PACIFIC RIM
                                                                        STOCK                   EMERGING MARKETS
                                                                     SUB-ACCOUNT                   SUB-ACCOUNT
                                                                   ---------------   ---------------------------------------
                                                                       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                       DEC. 31/95    DEC. 31/97    DEC. 31/96    DEC. 31/95
                                                                      -----------   -----------   -----------   -----------
Net investment income:
 Dividend income............................................            $ 59,169     $    12,667    $239,201      $ 19,281
                                                                        --------     -----------    --------      --------
Realized and unrealized gain (loss) on investments:
 Realized and unrealized gain (loss) from security
   transactions:
    Proceeds from sales.....................................             344,439       1,556,257     443,740       335,955
    Cost of securities sold.................................             334,542       1,571,876     374,390       329,373
                                                                        --------     -----------    --------      --------
 Net realized gain (loss)...................................               9,897         (15,619)     69,350         6,582
                                                                        --------     -----------    --------      --------
 Unrealized appreciation (depreciation) of investments:
    Beginning of year.......................................              (3,406)         67,813      88,856        (8,633)
    End of year.............................................              99,777      (2,120,317)     67,813        88,856
                                                                        --------     -----------    --------      --------
 Net unrealized appreciation (depreciation) during the
   year.....................................................             103,183      (2,188,130)    (21,043)       97,489
                                                                        --------     -----------    --------      --------
Net realized and unrealized gain (loss) on investments......             113,080      (2,203,749)     48,307       104,071
                                                                        --------     -----------    --------      --------
Net increase (decrease) in net assets derived from
 operations.................................................            $172,249     $(2,191,082)   $287,508      $123,352
                                                                        ========     ===========    ========      ========

                                                                   EQUITY INDEX                 EQUITY
                                                                    SUB-ACCOUNT               SUB-ACCOUNT
                                                              -----------------------   -----------------------
                                                                 YEAR       *PERIOD        YEAR       *PERIOD
                                                                ENDED        ENDED        ENDED        ENDED
                                                              DEC. 31/97   DEC. 31/96   DEC. 31/97   DEC. 31/96
                                                              ----------   ----------   ----------   ----------
Net investment income:
 Dividend income............................................  $2,468,634    $449,782    $2,150,334    $ 26,181
                                                              ----------    --------    ----------    --------
Realized and unrealized gain (loss) on investments:
 Realized and unrealized gain (loss) from security
   transactions:
    Proceeds from sales.....................................  1,982,591      231,179     1,891,337       54,581
    Cost of securities sold.................................  1,529,141      214,759     1,889,551       56,756
                                                              ----------    --------     ----------    --------
 Net realized gain (loss)...................................    453,450       16,420         1,786       (2,175)
                                                              ----------    --------     ----------    --------
 Unrealized appreciation (depreciation) of investments:
    Beginning of year.......................................    (46,898)          --       495,686           --
    End of year.............................................    488,048      (46,898)      737,427      495,686
                                                              ----------    --------     ----------    --------
 Net unrealized appreciation (depreciation) during the
   year.....................................................    534,946      (46,898)      241,741      495,686
                                                              ----------    --------     ----------    --------
Net realized and unrealized gain (loss) on investments......    988,396      (30,478)      243,527      493,511
                                                              ----------    --------     ----------    --------
Net increase (decrease) in net assets derived from
 operations................................................. $3,457,030     $419,304    $2,393,861     $519,692
                                                             ==========     ========    ==========     ========

                                                                   VALUE EQUITY
                                                                    SUB-ACCOUNT
                                                              -----------------------
                                                                 YEAR       *PERIOD
                                                                ENDED        ENDED
                                                              DEC. 31/97   DEC. 31/96
                                                              ----------   ----------
Net investment income:
 Dividend income............................................ $1,127,557     $  8,790
                                                              ----------    --------
Realized and unrealized gain (loss) on investments:
 Realized and unrealized gain (loss) from security
   transactions:
    Proceeds from sales.....................................  1,288,325      438,548
    Cost of securities sold.................................  1,107,952      417,223
                                                              ----------    --------
 Net realized gain (loss)...................................    180,373       21,325
                                                              ----------    --------
 Unrealized appreciation (depreciation) of investments:
    Beginning of year.......................................    364,883           --
    End of year.............................................  1,914,865      364,883
                                                              ----------    --------
 Net unrealized appreciation (depreciation) during the
   year.....................................................  1,549,982      364,883
                                                              ----------    --------
Net realized and unrealized gain (loss) on investments......  1,730,355      386,208
                                                              ----------    --------
Net increase (decrease) in net assets derived from
 operations................................................. $2,857,912     $394,998
                                                             ==========    ========


---------------

 * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996



** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                      STATEMENTS OF OPERATIONS (CONTINUED)



                                                                        U.S. GOVERNMENT        CONSERVATIVE
                                                GROWTH AND INCOME         SECURITIES         ASSET ALLOCATION
                                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              ---------------------   -------------------   -------------------
                                                 YEAR      *PERIOD      YEAR     *PERIOD      YEAR     *PERIOD
                                                ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                                               DECEMBER    DECEMBER   DECEMBER   DECEMBER   DECEMBER   DECEMBER
                                                31/97       31/96      31/97      31/96      31/97      31/96
                                              ----------   --------   --------   --------   --------   --------
Net investment income:
  Dividend income...........................  $  556,761   $  1,952   $123,037   $ 26,995   $ 42,335   $ 8,660
                                              ----------   --------   --------   --------   --------   -------
Realized and unrealized gain (loss) on
  investments:
  Realized and unrealized gain (loss) from
    security transactions:
        Proceeds from sales.................   3,054,342     82,474    750,917    141,134    236,418    30,301
        Cost of securities sold.............   2,467,777     77,312    752,455    149,988    228,648    31,365
                                              ----------   --------   --------   --------   --------   -------
  Net realized gain (loss)..................     586,565      5,162     (1,538)    (8,854)     7,770    (1,064)
                                              ----------   --------   --------   --------   --------   -------
  Unrealized appreciation (depreciation) of
    investments:
        Beginning of year...................     405,558         --     38,928         --      6,566        --
        End of year.........................   2,511,120    405,558     67,077     38,928     17,540     6,566
                                              ----------   --------   --------   --------   --------   -------
  Net unrealized appreciation (depreciation)
    during the year.........................   2,105,562    405,558     28,149     38,928     10,974     6,566
                                              ----------   --------   --------   --------   --------   -------
Net realized and unrealized gain (loss) on
  investments...............................   2,692,127    410,720     26,611     30,074     18,744     5,502
                                              ----------   --------   --------   --------   --------   -------
Net increase (decrease) in net assets
  derived from operations...................  $3,248,888   $412,672   $149,648   $ 57,069   $ 61,079   $14,162
                                              ==========   ========   ========   ========   ========   =======

                                                                                          INTERNATIONAL     BLUE
                                                                                              SMALL         CHIP     **SCIENCE &
                                                   MODERATE             AGGRESSIVE             CAP         GROWTH    TECHNOLOGY
                                               ASSET ALLOCATION      ASSET ALLOCATION         SUB-          SUB-        SUB-
                                                  SUB-ACCOUNT           SUB-ACCOUNT          ACCOUNT      ACCOUNT      ACCOUNT
                                              -------------------   -------------------   -------------   --------   -----------
                                                YEAR     *PERIOD      YEAR     *PERIOD        YEAR          YEAR        YEAR
                                               ENDED      ENDED      ENDED      ENDED         ENDED        ENDED        ENDED
                                              DECEMBER   DECEMBER   DECEMBER   DECEMBER     DECEMBER      DECEMBER    DECEMBER
                                               31/97      31/96      31/97      31/96         31/97        31/97        31/97
                                              --------   --------   --------   --------   -------------   --------   -----------
Net investment income:
  Dividend income...........................  $ 83,798   $ 2,105    $104,784   $11,072      $    212      $104,304    $ 16,815
                                              --------   -------    --------   -------      --------      --------    --------
Realized and unrealized gain (loss) on
  investments:
  Realized and unrealized gain (loss) from
    security transactions:
        Proceeds from sales.................    71,531    45,521     226,753    79,723       206,034       121,709     457,533
        Cost of securities sold.............    65,973    45,706     204,492    82,946       203,025       128,505     477,311
                                              --------   -------    --------   -------      --------      --------    --------
  Net realized gain (loss)..................     5,558      (185)     22,261    (3,223)        3,009        (6,796)    (19,778)
                                              --------   -------    --------   -------      --------      --------    --------
  Unrealized appreciation (depreciation) of
    investments:
        Beginning of year...................    23,967        --      43,313        --            --            --          --
        End of year.........................   101,169    23,967     164,721    43,313       (39,080)      239,382     (62,465)
                                              --------   -------    --------   -------      --------      --------    --------
  Net unrealized appreciation (depreciation)
    during the year.........................    77,202    23,967     121,408    43,313       (39,080)      239,382     (62,465)
                                              --------   -------    --------   -------      --------      --------    --------
Net realized and unrealized gain (loss) on
  investments...............................    82,760    23,782     143,669    40,090       (36,071)      232,586     (82,243)
                                              --------   -------    --------   -------      --------      --------    --------
Net increase (decrease) in net assets
  derived from operations...................  $166,558   $25,887    $284,453   $51,162      $(35,859)     $336,890    $(65,428)
                                              ========   =======    ========   =======      ========      ========    ========

                                              **PILGRAM
                                               BAXTER
                                               GROWTH
                                                SUB-
                                               ACCOUNT
                                              ---------
                                                YEAR
                                                ENDED
                                              DECEMBER
                                                31/97
                                              ---------
Net investment income:
  Dividend income...........................  $     --
                                              --------
Realized and unrealized gain (loss) on
  investments:
  Realized and unrealized gain (loss) from
    security transactions:
        Proceeds from sales.................    37,770
        Cost of securities sold.............    36,070
                                              --------
  Net realized gain (loss)..................     1,700
                                              --------
  Unrealized appreciation (depreciation) of
    investments:
        Beginning of year...................        --
        End of year.........................   (18,510)
                                              --------
  Net unrealized appreciation (depreciation)
    during the year.........................   (18,510)
                                              --------
Net realized and unrealized gain (loss) on
  investments...............................   (16,810)
                                              --------
Net increase (decrease) in net assets
  derived from operations...................  $(16,810)
                                              ========


---------------

 * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996



** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                      STATEMENTS OF OPERATIONS (CONTINUED)


                                                                                                               **INTERNATIONAL
                              **SMALL/MID       **WORLDWIDE         **GLOBAL                                     GROWTH AND
                                  CAP              GROWTH            EQUITY        **GROWTH       **VALUE          INCOME
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                              ------------   ------------------   ------------   ------------   ------------   ---------------
                              PERIOD ENDED      PERIOD ENDED      PERIOD ENDED   PERIOD ENDED   PERIOD ENDED    PERIOD ENDED
                               DEC. 31/97        DEC. 31/97        DEC. 31/97     DEC. 31/97     DEC. 31/97      DEC. 31/97
                              ------------   ------------------   ------------   ------------   ------------   ---------------
Net investment income:
  Dividend income...........    $    --           $ 2,704           $    --        $    --        $ 33,133        $     --
                                -------           -------           -------        -------        --------        --------
Realized and unrealized gain
  (loss) on investments:
  Realized and unrealized
    gain (loss) from
    security transactions:
    Proceeds from sales.....     52,379            40,572             6,150          9,760          28,449          18,809
    Cost of securities
      sold..................     43,433            38,790             5,777          8,653          25,668          18,622
                                -------           -------           -------        -------        --------        --------
  Net realized gain
    (loss)..................      8,946             1,782               373          1,107           2,781             187
                                -------           -------           -------        -------        --------        --------
  Unrealized appreciation
    (depreciation) of
    investments:
    Beginning of year.......         --                --                --             --              --              --
    End of year.............     (4,182)           (4,391)           32,115         15,489         (20,774)        (39,257)
                                -------           -------           -------        -------        --------        --------
  Net unrealized
    appreciation
    (depreciation) during
    the year................     (4,182)           (4,391)           32,115         15,489         (20,774)        (39,257)
                                -------           -------           -------        -------        --------        --------
Net realized and unrealized
  gain (loss) on
  investments...............      4,764            (2,609)           32,488         16,596         (17,993)        (39,070)
                                -------           -------           -------        -------        --------        --------
Net increase (decrease) in
  net assets derived from
  operations................    $ 4,764           $    95           $32,488        $16,596        $ 15,140        $(39,070)
                                =======           =======           =======        =======        ========        ========

                                                              **GLOBAL
                                             **STRATEGIC     GOVERNMENT    **INVESTMENT
                              **HIGH YIELD       BOND           BOND       QUALITY BOND
                              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                              ------------   ------------   ------------   ------------
                              PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                               DEC. 31/97     DEC. 31/97     DEC. 31/97     DEC. 31/97
                              ------------   ------------   ------------   ------------
Net investment income:
  Dividend income...........    $ 39,931       $    --         $   --         $   --
                                --------       -------         ------         ------
Realized and unrealized gain
  (loss) on investments:
  Realized and unrealized
    gain (loss) from
    security transactions:
    Proceeds from sales.....     347,712        18,384          3,662          4,700
    Cost of securities
      sold..................     339,830        17,681          3,587          4,564
                                --------       -------         ------         ------
  Net realized gain
    (loss)..................       7,882           703             75            136
                                --------       -------         ------         ------
  Unrealized appreciation
    (depreciation) of
    investments:
    Beginning of year.......          --            --             --             --
    End of year.............     (13,453)       10,709          3,801          6,089
                                --------       -------         ------         ------
  Net unrealized
    appreciation
    (depreciation) during
    the year................     (13,453)       10,709          3,801          6,089
                                --------       -------         ------         ------
Net realized and unrealized
  gain (loss) on
  investments...............      (5,571)       11,412          3,876          6,225
                                --------       -------         ------         ------
Net increase (decrease) in
  net assets derived from
  operations................    $ 34,360       $11,412         $3,876         $6,225
                                ========       =======         ======         ======


---------------

 * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996



** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                      STATEMENTS OF OPERATIONS (CONTINUED)


                                     **LIFESTYLE    **LIFESTYLE    **LIFESTYLE    **LIFESTYLE    **LIFESTYLE
                                      AGGRESSIVE       GROWTH        BALANCED       MODERATE     CONSERVATIVE
                                         1000           820            640            460            820
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       TOTAL
                                     ------------   ------------   ------------   ------------   ------------   -----------
                                     PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   YEAR ENDED
                                      DEC. 31/97     DEC. 31/97     DEC. 31/97     DEC. 31/97     DEC. 31/97    DEC. 31/97
                                     ------------   ------------   ------------   ------------   ------------   -----------
Net investment income:
  Dividend income..................    $  4,916       $ 36,584       $ 16,038        $  842          $  9       $ 8,330,428
                                       --------       --------       --------        ------          ----       -----------
Realized and unrealized gain (loss)
  on investments:
  Realized and unrealized gain
     (loss) from security
     transactions:
       Proceeds from sales.........      18,722         53,801        152,797         2,366           173        49,351,462
       Cost of securities sold.....      17,881         50,741        147,960         2,372           172        45,853,994
                                       --------       --------       --------        ------          ----       -----------
  Net realized gain (loss).........         841          3,060          4,837            (6)            1         3,497,468
                                       --------       --------       --------        ------          ----       -----------
  Unrealized appreciation
     (depreciation) of investments:
       Beginning of year...........          --             --             --            --            --         3,720,050
       End of year.................     (11,049)       (24,740)        43,781             3            29        33,986,146
                                       --------       --------       --------        ------          ----       -----------
  Net unrealized appreciation
     (depreciation) during the
     year..........................     (11,049)       (24,740)        43,781             3            29        30,266,096
                                       --------       --------       --------        ------          ----       -----------
Net realized and unrealized gain
  (loss) on investments............     (10,208)       (21,680)        48,618            (3)           30        33,763,564
                                       --------       --------       --------        ------          ----       -----------
Net increase (decrease) in net
  assets derived from operations...    $ (5,292)      $ 14,904       $ 64,656        $  839          $ 39       $42,093,992
                                       ========       ========       ========        ======          ====       ===========


                                               TOTAL
                                     -------------------------
                                     YEAR ENDED    YEAR ENDED
                                     DEC. 31/96    DEC. 31/95
                                     -----------   -----------
Net investment income:
  Dividend income..................  $22,590,083   $ 1,693,796
                                     -----------   -----------
Realized and unrealized gain (loss)
  on investments:
  Realized and unrealized gain
     (loss) from security
     transactions:
       Proceeds from sales.........   28,281,133    13,953,509
       Cost of securities sold.....   26,801,043    13,601,251
                                     -----------   -----------
  Net realized gain (loss).........    1,480,090       352,258
                                     -----------   -----------
  Unrealized appreciation
     (depreciation) of investments:
       Beginning of year...........   11,108,413    (2,334,906)
       End of year.................    3,720,050    11,108,413
                                     -----------   -----------
  Net unrealized appreciation
     (depreciation) during the
     year..........................   (7,388,363)   13,443,319
                                     -----------   -----------
Net realized and unrealized gain
  (loss) on investments............   (5,908,273)   13,795,577
                                     -----------   -----------
Net increase (decrease) in net
  assets derived from operations...  $16,681,810   $15,489,373
                                     ===========   ===========


---------------

 * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996



** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997



                            See accompanying notes.

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                      STATEMENTS OF CHANGES IN NET ASSETS


                                           EMERGING GROWTH                        QUANTITATIVE EQUITY
IES                                          SUB-ACCOUNT                               SUB-ACCOUNT
                            ---------------------------------------   ---------------------------------------
                            YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                            DEC. 31/97    DEC. 31/96    DEC. 31/95    DEC. 31/97    DEC. 31/96    DEC. 31/95
                            -----------   -----------   -----------   -----------   -----------   -----------
FROM OPERATIONS
Net investment income.....  $        --   $ 7,702,014   $   721,489   $        --   $ 4,240,752   $        --
Net realized gain
 (loss)...................    1,198,803       569,439       206,155       973,358       246,141        (6,193)
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period...................    8,384,375    (6,435,411)    4,716,823     7,935,295      (760,981)    2,734,230
                            -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
 net assets derived from
 operations...............    9,583,178     1,836,042     5,644,467     8,908,653     3,725,912     2,728,037
                            -----------   -----------   -----------   -----------   -----------   -----------
FROM CAPITAL TRANSACTIONS
Additions (deductions)
 from:
 Transfer of net
   premiums...............   16,038,468    22,504,630    15,025,111     7,834,132     9,633,477     6,620,667
 Transfer on death........           --            --      (202,957)           --            --            --
 Transfer of
   terminations...........   (6,450,838)   (4,593,540)   (3,281,049)   (4,132,053)   (2,214,864)   (1,485,111)
 Transfer of policy
   loans..................     (358,214)     (610,713)     (390,119)     (432,977)     (113,064)     (349,518)
 Net interfund
   transfers..............   (6,440,946)      (11,484)    3,663,152       (60,101)    1,337,385     2,202,823
                            -----------   -----------   -----------   -----------   -----------   -----------
                              2,788,470    17,288,893    14,814,138     3,209,001     8,642,934     6,988,861
                            -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
 net assets...............   12,371,648    19,124,935    20,458,605    12,117,654    12,368,846     9,716,898
NET ASSETS
Beginning of year.........   53,971,458    34,846,523    14,387,918    28,031,594    15,662,748     5,945,850
                            -----------   -----------   -----------   -----------   -----------   -----------
End of year...............  $66,343,106   $53,971,458   $34,846,523   $40,149,248   $28,031,594   $15,662,748
                            ===========   ===========   ===========   ===========   ===========   ===========

                                          REAL ESTATE SECURITIES                     BALANCED
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                            -----------    -------------------------   ---------------------------------------
                            YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                            DEC. 31/97     DEC. 31/96    DEC. 31/95    DEC. 31/97    DEC. 31/96    DEC. 31/95
                            -----------    -----------   -----------   -----------   -----------   -----------
FROM OPERATIONS
Net investment income.....  $        --    $ 2,776,056   $   142,066   $        --   $ 4,478,042   $    24,806
Net realized gain
 (loss)...................      236,228         28,370       (18,103)      619,554       162,529       (29,726
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period...................    3,664,346      1,407,029     1,028,578     5,668,002    (1,735,335)    3,757,506
                            -----------    -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
 net assets derived from
 operations...............    3,900,574      4,211,455     1,152,541     6,287,556     2,905,236     3,752,586
                            -----------    -----------   -----------   -----------    -----------   -----------
FROM CAPITAL TRANSACTIONS
Additions (deductions)
 from:
 Transfer of net
   premiums...............    5,723,061      4,465,307     4,344,151     8,963,510    10,619,657     7,806,794
 Transfer on death........           --             --            --       (44,313)           --            --
 Transfer of
   terminations...........   (2,219,786)    (1,347,117)   (1,139,201)   (3,729,355)   (2,563,981)   (1,853,986
 Transfer of policy
   loans..................     (369,877)       (65,858)      (80,626)     (417,435)     (355,780)     (304,332
 Net interfund
   transfers..............    1,279,970        467,823        42,920    (2,581,258)     (394,561)    1,681,177
                            -----------    -----------   -----------   -----------   -----------   -----------
                              4,413,368      3,520,155     3,167,244     2,191,149     7,305,335     7,329,653
                            -----------    -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in
 net assets...............    8,313,942      7,731,610     4,319,785     8,478,705    10,210,571    11,082,239
NET ASSETS
Beginning of year.........   17,289,060      9,557,450     5,237,665    33,344,309    23,133,738    12,051,499
                            -----------    -----------   -----------   -----------   -----------   -----------
End of year...............  $25,603,002    $17,289,060   $ 9,557,450   $41,823,014   $33,344,309   $23,133,738
                            ===========    ===========   ===========   ===========   ===========   ===========

                                      CAPITAL GROWTH BOND
                                          SUB-ACCOUNT
                            ---------------------------------------
                            YEAR ENDED    YEAR ENDED    YEAR ENDED
                            DEC. 31/97    DEC. 31/96    DEC. 31/95
                            -----------   -----------   -----------
FROM OPERATIONS
Net investment income.....  $        --   $   864,430   $   726,517
Net realized gain
 (loss)...................        9,280       (70,812)      (31,655)
Net unrealized
 appreciation
 (depreciation) of
 investments during the
 period...................    1,422,776      (376,969)      696,780
                            -----------   -----------   -----------
Net increase (decrease) in
 net assets derived from
 operations...............    1,432,056       416,649     1,391,642
                            -----------   -----------   -----------
FROM CAPITAL TRANSACTIONS
Additions (deductions)
 from:
 Transfer of net
   premiums...............    4,146,312     4,480,626     3,332,849
 Transfer on death........           --            --            --
 Transfer of
   terminations...........   (1,575,696)   (1,205,581)     (716,686)
 Transfer of policy
   loans..................     (105,540)      (27,779)     (159,472)
 Net interfund
   transfers..............      (81,587)      685,493     1,564,644
                            -----------   -----------   -----------
                              2,383,489     3,932,759     4,021,335
                            -----------   -----------   -----------
Net increase (decrease) in
 net assets...............    3,815,545     4,349,408     5,412,977
NET ASSETS
Beginning of year.........   14,823,560    10,474,152     5,061,175
                            -----------   -----------   -----------
End of year...............  $18,639,105   $14,823,560   $10,474,152
                            ===========   ===========   ===========


---------------

 * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996



** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                        MONEY MARKET                           INTERNATIONAL STOCK
                                        SUB-ACCOUNT                                SUB-ACCOUNT
                                        ------------                  -------------------------------------
                          YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                          DEC. 31/97     DEC. 31/96     DEC. 31/95    DEC. 31/97    DEC. 31/96   DEC. 31/95
                         ------------   ------------   ------------   -----------   ----------   ----------
FROM OPERATIONS
Net investment
  income...............  $  1,159,280   $ 1,505,315    $        468   $   209,753   $  248,736   $   59,169
Net realized gain
  (loss)...............      (914,698)      408,810         215,301       123,497       38,857        9,897
Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period...........       914,725    (1,148,444)        308,730      (318,754)     350,788      103,183
                         ------------   ------------   ------------   -----------   ----------   ----------
Net increase (decrease)
  in net assets derived
  from operations......     1,159,307       765,681         524,499        14,496      638,381      172,249
                         ------------   ------------   ------------   -----------   ----------   ----------
FROM CAPITAL
  TRANSACTIONS
Additions (deductions)
  from:
  Transfer of net
    premiums...........    33,859,872    23,926,029      17,598,898     5,795,630    4,320,339    1,353,292
  Transfer on death....            --            --              --            --           --           --
  Transfer of
    terminations.......    (2,797,321)   (2,399,186)     (1,962,294)   (1,224,478)    (555,702)    (180,239)
  Transfer of policy
    loans..............      (282,014)      (34,484)        (66,223)     (106,208)     (31,389)      (2,743)
  Net interfund
    transfers..........   (20,937,650)  (16,858,040)    (10,196,735)    1,344,064    2,632,184      863,795
                         ------------   ------------   ------------   -----------   ----------   ----------
                            9,842,887     4,634,319       5,373,646     5,809,008    6,365,432    2,034,105
                         ------------   ------------   ------------   -----------   ----------   ----------
Net increase (decrease)
  in net assets........    11,002,194     5,400,000       5,898,145     5,823,504    7,003,813    2,206,354
NET ASSETS
Beginning of year......    18,425,387    13,025,387       7,127,242     9,538,181    2,534,368      328,014
                         ------------   ------------   ------------   -----------   ----------   ----------
End of year............  $ 29,427,581   $18,425,387    $ 13,025,387   $15,361,685   $9,538,181   $2,534,368
                         ============   ============   ============   ===========   ==========   ==========

                                      PACIFIC RIM
                                   EMERGING MARKETS                     EQUITY INDEX                     EQUITY
                                      SUB-ACCOUNT                        SUB-ACCOUNT                   SUB-ACCOUNT
                         -------------------------------------   ---------------------------   ---------------------------
                         YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    *PERIOD ENDED   YEAR ENDED    *PERIOD ENDED
                         DEC. 31/97    DEC. 31/96   DEC. 31/95   DEC. 31/97     DEC. 31/96     DEC. 31/97     DEC. 31/96
                         -----------   ----------   ----------   -----------   -------------   -----------   -------------
FROM OPERATIONS
Net investment
  income...............  $    12,667   $  239,201   $   19,281   $ 2,468,634    $  449,782     $ 2,150,334    $   26,181
Net realized gain
  (loss)...............      (15,619)      69,350        6,582       453,450        16,420           1,786        (2,175)
Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period...........   (2,188,130)     (21,043)      97,489       534,946       (46,898)        241,741       495,686
                         -----------   ----------   ----------   -----------    ----------     -----------    ----------
Net increase (decrease)
  in net assets derived
  from operations......   (2,191,082)     287,508      123,352     3,457,030       419,304       2,393,861       519,692
                         -----------   ----------   ----------   -----------    ----------     -----------    ----------
FROM CAPITAL
  TRANSACTIONS
Additions (deductions)
  from:
  Transfer of net
    premiums...........    2,059,145    2,541,885      812,122     7,852,789     5,327,031       7,868,634     4,931,946
  Transfer on death....           --           --           --            --            --              --            --
  Transfer of
    terminations.......     (620,211)    (354,050)    (131,282)     (781,683)     (136,828)     (1,054,893)     (260,549)
  Transfer of policy
    loans..............      (58,638)     (25,816)      (3,509)     (721,710)           --         (45,576)      (65,890)
  Net interfund
    transfers..........     (630,778)   1,682,204      622,581     3,377,661       876,961         778,412     3,345,171
                         -----------   ----------   ----------   -----------    ----------     -----------    ----------
                             749,518    3,844,223    1,299,912     9,727,057     6,067,164       7,546,577     7,950,678
                         -----------   ----------   ----------   -----------    ----------     -----------    ----------
Net increase (decrease)
  in net assets........   (1,441,564)   4,131,731    1,423,264    13,184,087     6,486,468       9,940,438     8,470,370
NET ASSETS
Beginning of year......    5,799,488    1,667,757      244,493     6,486,468            --       8,470,370            --
                         -----------   ----------   ----------   -----------    ----------     -----------    ----------
End of year............  $ 4,357,924   $5,799,488   $1,667,757   $19,670,555    $6,486,468     $18,410,808    $8,470,370
                         ===========   ==========   ==========   ===========    ==========     ===========    ==========


---------------

 * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996



** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                             VALUE EQUITY                GROWTH AND INCOME         U.S. GOVERNMENT SECURITIES
                                              SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                      ---------------------------   ---------------------------   ----------------------------
                                      YEAR ENDED    *PERIOD ENDED   YEAR ENDED    *PERIOD ENDED    YEAR ENDED    *PERIOD ENDED
                                      DEC. 31/97     DEC. 31/96     DEC. 31/97     DEC. 31/96      DEC. 31/97     DEC. 31/96
                                      -----------   -------------   -----------   -------------   ------------   -------------
FROM OPERATIONS
Net investment income...............  $1,127,557     $    8,790     $  556,761     $    1,952      $  123,037     $   26,995
Net realized gain (loss)............     180,373         21,325        586,565          5,162          (1,538)        (8,854)
Net unrealized appreciation
 (depreciation) of investments
 during the period..................   1,549,982        364,883      2,105,562        405,558          28,149         38,928
                                      -----------    ----------     -----------    ----------      ----------     ----------
Net increase (decrease) in net
 assets derived from operations.....   2,857,912        394,998      3,248,888        412,672         149,648         57,069
                                      -----------    ----------     -----------    ----------      ----------     ----------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
 Transfer of net premiums...........   4,090,507      3,266,118      7,079,242      2,527,210         745,345        757,201
 Transfer on death..................          --             --             --             --              --             --
 Transfer of terminations...........    (793,110)      (147,201)      (910,308)       (98,012)       (221,531)       (35,748)
 Transfer of policy loans...........     (69,774)       (36,263)       (76,204)       (13,676)        (50,875)       (30,576)
 Net interfund transfers............   3,108,426      2,150,892      4,479,340      2,756,146         (76,765)       929,361
                                      -----------    ----------     -----------    ----------      ----------     ----------
                                       6,336,049      5,233,546     10,572,070      5,171,668         396,174      1,620,238
                                      -----------    ----------     -----------    ----------      ----------     ----------
Net increase (decrease) in net
 assets.............................   9,193,961      5,628,544     13,820,958      5,584,340         545,822      1,677,307
NET ASSETS
Beginning of year...................   5,628,544             --      5,584,340             --       1,677,307             --
                                      -----------    ----------     -----------    ----------      ----------     ----------
End of year......................... $14,822,505     $5,628,544    $19,405,298     $5,584,340      $2,223,129     $1,677,307
                                     ===========     ==========    ===========     ==========      ==========     ==========


                                      CONSERVATIVE ASSET ALLOCATION    MODERATE ASSET ALLOCATION    AGGRESSIVE ASSET ALLOCATION
                                               SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                      -----------------------------   ---------------------------   ----------------------------
                                       YEAR ENDED     *PERIOD ENDED   YEAR ENDED    *PERIOD ENDED    YEAR ENDED    *PERIOD ENDED
                                       DEC. 31/97      DEC. 31/96     DEC. 31/97     DEC. 31/96      DEC. 31/97     DEC. 31/96
                                      -------------   -------------   -----------   -------------   ------------   -------------
FROM OPERATIONS
Net investment income...............   $   42,335      $    8,660     $   83,798      $    2,105     $  140,784     $   11,072
Net realized gain (loss)............        7,770          (1,064)         5,558            (185)        22,261         (3,223)
Net unrealized appreciation
 (depreciation) of investments
 during the period..................       10,974           6,566         77,202          23,967        121,408         43,313
                                       ----------      ----------     ----------      ----------     ----------     ----------
Net increase (decrease) in net
 assets derived from operations.....       61,079          14,162        166,558          25,887        284,453         51,162
                                       ----------      ----------     ----------      ----------     ----------     ----------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
 Transfer of net premiums...........      334,314         143,807        692,412         348,167      1,008,793        387,073
 Transfer on death..................           --              --             --              --             --             --
 Transfer of terminations...........      (34,376)        (33,413)      (104,738)        (25,611)      (143,026)       (58,999)
 Transfer of policy loans...........           --              --           (346)             --         (2,986)            --
 Net interfund transfers............      (37,686)        246,043        588,790         183,575        263,513        434,224
                                       ----------      ----------     ----------      ----------     ----------     ----------
                                          262,252         356,437      1,176,118         506,131      1,126,294        762,298
                                       ----------      ----------     ----------      ----------     ----------     ----------
Net increase (decrease) in net
 assets.............................      323,331         370,599      1,342,676         532,018      1,410,747        813,460
NET ASSETS
Beginning of year...................      370,599              --        532,018              --        813,460             --
                                       ----------      ----------     ----------      ----------     ----------     ----------
End of year.........................   $  693,930      $  370,599     $1,874,694      $  532,018     $2,224,207     $  813,460
                                       ==========      ==========     ==========      ==========     ==========     ==========

                                      INTERNATIONAL    BLUE CHIP
                                        SMALL CAP       GROWTH
                                       SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------   -----------
                                       YEAR ENDED     YEAR ENDED
                                       DEC. 31/97     DEC. 31/97
                                      -------------   -----------
FROM OPERATIONS
Net investment income...............    $      212    $  104,304
Net realized gain (loss)............         3,009        (6,796)
Net unrealized appreciation
 (depreciation) of investments
 during the period..................       (39,080)      239,382
                                        ----------    ----------
Net increase (decrease) in net
 assets derived from operations.....       (35,859)      336,890
                                        ----------    ----------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
 Transfer of net premiums...........       609,617     1,748,929
 Transfer on death..................            --            --
 Transfer of terminations...........       (48,039)     (152,046)
 Transfer of policy loans...........        (2,873)       (5,593)
 Net interfund transfers............       879,398     1,850,202
                                        ----------    ----------
                                         1,438,103     3,441,492
                                        ----------    ----------
Net increase (decrease) in net
 assets.............................     1,402,244     3,778,382
NET ASSETS
Beginning of year...................            --            --
                                        ----------    ----------
End of year.........................    $1,402,244    $3,778,382
                                        ==========    ==========


---------------

 * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996



** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                             **PILGRAM
                             **SCIENCE &       BAXTER      **SMALL/MID    **WORLDWIDE      **GLOBAL
                              TECHNOLOGY       GROWTH          CAP           GROWTH         EQUITY        **GROWTH       **VALUE
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
                             PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                              DEC. 31/97     DEC. 31/97     DEC. 31/97     DEC. 31/97     DEC. 31/97     DEC. 31/97     DEC. 31/97
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS
Net investment income......   $   16,815      $     --      $       --      $  2,704      $       --     $       --     $   33,133
Net realized gain (loss)...      (19,778)        1,700           8,946         1,782             373          1,107          2,781
Net unrealized appreciation
  (depreciation) of
  investments during the
  period...................      (62,465)      (18,510)         (4,182)       (4,391)         32,115         15,489        (20,774)
                              ----------      --------      ----------      --------      ----------     ----------     ----------
Net increase (decrease) in
  net assets derived from
  operations...............      (65,428)      (16,810)          4,764            95          32,488         16,596         15,140
                              ----------      --------      ----------      --------      ----------     ----------     ----------
FROM CAPITAL TRANSACTIONS
Additions (deductions)
  from:
  Transfer of net
    premiums...............      361,963       141,492         757,544       143,932         697,468        470,000        346,369
  Transfer on death........           --            --              --            --              --             --             --
  Transfer of
    terminations...........      (21,603)       (7,886)        (32,683)       (4,603)        (22,616)       (29,691)       (21,998)
  Transfer of policy
    loans..................         (904)           --            (269)       (1,290)           (283)        (2,329)        (1,030)
  Net interfund
    transfers..............      791,001       444,653         742,521       177,277         761,527        794,709        742,495
                              ----------      --------      ----------      --------      ----------     ----------     ----------
                               1,130,457       578,259       1,467,113       315,316       1,436,096      1,232,689      1,065,836
                              ----------      --------      ----------      --------      ----------     ----------     ----------
Net increase (decrease) in
  net assets...............    1,065,029       561,449       1,471,877       315,411       1,468,584      1,249,285      1,080,976
NET ASSETS
Beginning of year..........           --            --              --            --              --             --             --
                              ----------      --------      ----------      --------      ----------     ----------     ----------
End of year................   $1,065,029      $561,449      $1,471,877      $315,411      $1,468,584     $1,249,285     $1,080,976
                              ==========      ========      ==========      ========      ==========     ==========     ==========


                             **INTERNATIONAL                                   **GLOBAL
                               GROWTH AND                     **STRATEGIC     GOVERNMENT    **INVESTMENT
                                 INCOME        **HIGH YIELD       BOND           BOND       QUALITY BOND
                               SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                             ---------------   ------------   ------------   ------------   ------------
                              PERIOD ENDED     PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                               DEC. 31/97       DEC. 31/97     DEC. 31/97     DEC. 31/97     DEC. 31/97
                             ---------------   ------------   ------------   ------------   ------------
FROM OPERATIONS
Net investment income......     $     --        $   39,931      $     --       $     --       $     --
Net realized gain (loss)...          187             7,882           703             75            136
Net unrealized appreciation
  (depreciation) of
  investments during the
  period...................      (39,257)          (13,453)       10,709          3,801          6,089
                                --------        ----------      --------       --------       --------
Net increase (decrease) in
  net assets derived from
  operations...............      (39,070)           34,360        11,412          3,876          6,225
                                --------        ----------      --------       --------       --------
FROM CAPITAL TRANSACTIONS
Additions (deductions)
  from:
  Transfer of net
    premiums...............      744,217           276,881       273,501         58,746         75,411
  Transfer on death........           --                --            --             --             --
  Transfer of
    terminations...........       (9,912)          (31,310)      (11,295)        (2,335)        (3,321)
  Transfer of policy
    loans..................           --            (6,696)         (504)            --             --
  Net interfund
    transfers..............       90,093           797,757       380,876        161,473        182,692
                                --------        ----------      --------       --------       --------
                                 824,398         1,036,632       642,578        217,884        254,782
                                --------        ----------      --------       --------       --------
Net increase (decrease) in
  net assets...............      785,328         1,070,992       653,990        221,760        261,007
NET ASSETS
Beginning of year..........           --                --            --             --             --
                                --------        ----------      --------       --------       --------
End of year................     $785,328        $1,070,992      $653,990       $221,760       $261,007
                                ========        ==========      ========       ========       ========


---------------

 * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996


** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                     **LIFESTYLE    **LIFESTYLE    **LIFESTYLE    **LIFESTYLE    **LIFESTYLE
                                      AGGRESSIVE       GROWTH        BALANCED       MODERATE     CONSERVATIVE
                                         1000           820            640            460            280
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       TOTAL
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                     PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED    YEAR ENDED
                                      DEC. 31/97     DEC. 31/97     DEC. 31/97     DEC. 31/97     DEC. 31/97     DEC. 31/97
                                     ------------   ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS
Net investment income..............   $    4,916     $   36,584     $   16,038      $    842        $    9      $  8,330,428
Net realized gain (loss)...........          841          3,060          4,837            (6)            1         3,497,468
Net unrealized appreciation
  (depreciation) of investments
  during the period................      (11,049)       (24,740)        43,781             3            29        30,266,096
                                      ----------     ----------     ----------      --------        ------      ------------
Net increase (decrease) in net
  assets derived from operations...       (5,292)        14,904         64,656           839            39        42,093,992
                                      ----------     ----------     ----------      --------        ------      ------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums.........      421,769      2,011,046        568,684        92,570           150       123,892,455
  Transfer on death................           --             --             --            --            --           (44,313)
  Transfer of terminations.........      (47,502)       (85,509)      (122,871)       (2,513)         (224)      (27,451,360)
  Transfer of policy loans.........       (3,766)          (826)            --            --            --        (3,124,737)
  Net interfund transfers..........    2,063,763      3,319,383      1,613,028        11,484         1,376           179,113
                                      ----------     ----------     ----------      --------        ------      ------------
                                       2,434,264      5,244,094      2,058,841       101,541         1,302        93,451,158
                                      ----------     ----------     ----------      --------        ------      ------------
Net increase (decrease) in net
  assets...........................    2,428,972      5,258,998      2,123,497       102,380         1,341       135,545,150
NET ASSETS
Beginning of year..................           --             --             --            --            --       210,786,143
                                      ----------     ----------     ----------      --------        ------      ------------
End of year........................   $2,428,972     $5,258,998     $2,123,497      $102,380        $1,341      $346,331,293
                                      ==========     ==========     ==========      ========        ======      ============


                                                TOTAL
                                     ---------------------------
                                      YEAR ENDED     YEAR ENDED
                                      DEC. 31/96     DEC. 31/95
                                     ------------   ------------
FROM OPERATIONS
Net investment income..............  $ 22,590,083   $  1,693,796
Net realized gain (loss)...........     1,480,090        352,258
Net unrealized appreciation
  (depreciation) of investments
  during the period................    (7,388,363)    13,443,319
                                     ------------   ------------
Net increase (decrease) in net
  assets derived from operations...    16,681,810     15,489,373
                                     ------------   ------------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums.........   100,180,503     56,893,884
  Transfer on death................            --       (202,957)
  Transfer of terminations.........   (16,030,382)   (10,749,848)
  Transfer of policy loans.........    (1,411,288)    (1,356,542)
  Net interfund transfers..........       463,377        444,357
                                     ------------   ------------
                                       83,202,210     45,028,894
                                     ------------   ------------
Net increase (decrease) in net
  assets...........................    99,884,020     60,518,267
NET ASSETS
Beginning of year..................   110,902,123     50,383,856
                                     ------------   ------------
End of year........................  $210,786,143   $110,902,123
                                     ============   ============


---------------

 * Reflects the period from commencement of operations February 14, 1996 through December 31, 1996



** Reflects the period from commencement of operations May 1, 1997 through December 31, 1997

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                         NOTES TO FINANCIAL STATEMENTS


                               DECEMBER 31, 1997



 1. ORGANIZATION



Separate Account Three of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is comprised of investment sub-accounts available for allocation of net premiums under single premium variable life and variable universal life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"). The Separate Account was established by Manufacturers Life of America, a life insurance company organized in 1983 under Michigan law. Manufacturers Life of America is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian mutual life insurance company. On January 1, 1996, Manulife Financial merged with North American Life Assurance Company and, as a result, acquired control of the NASL Series Trust which, effective October 31, 1997, was renamed Manufacturers Investment Trust. Each investment sub-account invests solely in shares of a particular Manufacturers Investment Trust or, prior to the merger, a Manulife Series Fund. NASL Series D Trust and, prior to the merger, Manulife Series Fund are registered under the Investment Company Act of 1940 as open-end management investment companies.



The International Small Cap and Blue Chip Growth Trusts were added to the Separate Account on January 1, 1997 as investment options for variable universal life policy holders of Manufacturers Life of America. The Science & Technology, Pilgram Baxter Growth, Small/Mid Cap, Worldwide Growth, Global Equity, Growth, Value, International Growth and Income, High Yield, Strategic Bond, Global Government Bond, Investment Quality Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts were added to the Separate Account on May 1, 1997 as investment options for variable universal life policy holders of Manufacturers Life of America.



The Equity Index Fund, Equity, Value Equity, Growth and Income, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, and Aggressive Asset Allocation Trusts were added to the Separate Account on February 14, 1996 as investment options for variable universal life policy holders of Manufacturers Life of America.



Effective December 31, 1996, Manulife Series Fund, Inc. was merged into the Manufacturers Investment Trust (formerly the NASL Series Trust). As a result, the following sub-accounts of the Separate Account were renamed to correspond with the fund names of the Manufacturers Investment Trust.



     MANULIFE SERIES FUND, INC.           MANUFACTURERS INVESTMENT TRUST
            SUB-ACCOUNTS                           SUB-ACCOUNTS
Emerging Growth Equity Fund            Emerging Growth Trust
Common Stock Fund                      Quantitative Equity Trust
Real Estate Securities Fund            Real Estate Securities Trust
Balanced Assets Fund                   Balanced Trust
Capital Growth Bond Fund               Capital Growth Bond Trust
Money Market Fund                      Money Market Trust
International Fund                     International Stock Trust
Pacific Rim Emerging Markets Fund      Pacific Rim Emerging Markets Trust
Equity Index Fund                      Equity Index Trust



All references hereinafter to Manufacturers Investment Trust would have been to Manulife Series Fund, Inc. prior to December 31, 1996.



Manufacturers Life of America is the legal owner of the Separate Account. Manufacturers Life of America is required to maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Separate Account. These

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                               DECEMBER 31, 1997



assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable policies are general corporate obligations of Manufacturers Life of America.



Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.



 2. SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements:



a. Valuation of Investments -- Investments are made among the thirty-five Trusts of Manufacturers Investment Trust and are valued at the reported net asset values of these Trusts. Transactions are recorded on the trade date. Net investment income and net realized gains on investments in Manufacturers Investment Trust are reinvested.



b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.



c. Dividend income is recorded on the ex-dividend date.



d. Federal Income Taxes -- Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.



The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to the Separate Account's operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.



  Use of Estimates in the Preparation of Financial Statements



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



 3. PREMIUM DEDUCTIONS



Manufacturers Life of America deducts certain charges for state, local, and federal taxes from the gross premium before placing the remaining net premiums in the sub-accounts.



 4. PURCHASES AND SALES OF MANUFACTURERS INVESTMENT TRUST SHARES



Purchases and sales of the shares of common stock of Manufacturers Investment Trust for the year ended December 31, 1997 were $152,223,137 and $49,351,462, respectively, and for the year ended December 31, 1996 were $135,942,906 and $28,281,133, respectively.



 5. RELATED PARTY TRANSACTIONS



ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of

                           SEPARATE ACCOUNT THREE OF


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                               DECEMBER 31, 1997



America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.



Manufacturers Life of America has a formal service agreement with its affiliates, Manulife Financial and The Manufacturers Life Insurance Company (U.S.A.), which can be terminated by either party upon two months notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES


              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                      WITH REPORT OF INDEPENDENT AUDITORS



                                    CONTENTS



Report of Independent Auditors..............................    F-18
Consolidated Balance Sheets.................................    F-19
Consolidated Statements of Income...........................    F-20
Consolidated Statements of Changes in Capital And Surplus...    F-21
Consolidated Statements of Cash Flows.......................    F-22
Notes to Consolidated Financial Statements..................    F-23

                         REPORT OF INDEPENDENT AUDITORS



The Board of Directors


  THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of America at December 31, 1997 and 1996, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP

                                                               ERNST & YOUNG LLP



Philadelphia, Pennsylvania


March 20, 1998

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                          CONSOLIDATED BALANCE SHEETS



                                                                 AS AT DECEMBER 31
                                                              -----------------------
                                                                 1997         1996
                                                              ----------   ----------
                                ASSETS ($ THOUSANDS)
Investments:
Securities available-for-sale, at fair value: (note 4)
     Fixed maturity (amortized cost: 1997 $66,565; 1996
      $50,456)..............................................  $   67,893   $   51,708
     Equity (cost: 1997 $20,153; 1996 $19,450)..............      19,460       21,572
     Mortgage loans.........................................         131          645
     Policy loans...........................................      14,673        9,822
     Cash and short-term investments........................      22,012       17,493
                                                              ----------   ----------
Total investments...........................................  $  124,169   $  101,240
                                                              ==========   ==========

Guaranteed annuity contracts (note 5).......................  $       --   $  171,691
Deferred acquisition costs (note 6).........................     130,355      102,610
Income taxes recoverable....................................       5,679       10,549
Deferred income taxes (note 7)..............................          --        1,041
Other assets................................................       9,364        7,378
Separate account assets.....................................     897,044      668,094
                                                              ----------   ----------
Total assets................................................  $1,166,611   $1,062,603
                                                              ==========   ==========
                   LIABILITIES, CAPITAL AND SURPLUS ($ THOUSANDS)
Liabilities:
     Policyholder liabilities and accruals..................  $   94,477   $   91,915
     Bonds payable (note 5).................................          --      158,760
     Notes payable (note 8).................................      41,500        8,500
     Due to affiliates......................................      13,943       11,122
     Deferred income taxes (note 7).........................       1,174           --
     Other liabilities......................................      11,704        7,582
     Separate account liabilities...........................     897,044      668,094
                                                              ----------   ----------
Total liabilities...........................................  $1,052,842   $  945,973

Capital and Surplus:
     Common shares (note 9).................................  $    4,502   $    4,502
     Preferred shares (note 9)..............................      10,500       10,500
     Contributed surplus....................................      98,569       98,569
     Retained earnings (deficit)............................      (1,910)       1,726
     Foreign currency translation adjustment................      (5,272)          --
     Net unrealized gains on securities available-for-sale
      (note 4)..............................................         380        1,333
                                                              ----------   ----------
Total capital and surplus...................................  $  106,769   $  116,630
                                                              ----------   ----------
Total liabilities, capital and surplus......................  $1,166,611   $1,062,603
                                                              ==========   ==========



The accompanying notes are an integral part of these consolidated financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA


                       CONSOLIDATED STATEMENTS OF INCOME



                                                               FOR THE YEARS ENDED DECEMBER 31
                                                              ---------------------------------
                                                                1997        1996        1995
                                                              ---------   ---------   ---------
                                                                        ($ THOUSANDS)
Revenue:
     Premiums...............................................   $ 5,334    $ 12,898    $ 15,293
     Fee income.............................................    41,955      40,434      24,986
     Net investment income (note 4).........................     8,275      19,651      18,729
     Realized investment gains (losses).....................       118        (119)      3,084
     Other..................................................       544         668          82
                                                               -------    --------    --------
Total Revenue...............................................   $56,226    $ 73,532    $ 62,174
                                                               -------    --------    --------
Benefits and expenses:
     Policyholder benefits and claims.......................   $ 6,733    $ 14,473    $ 16,905
     Operating costs and expenses...........................    41,742      34,581      30,728
     Commissions............................................     2,838      10,431       5,859
     Amortization of deferred acquisition costs (note 6)....     4,860      13,240       5,351
     Interest expense.......................................     2,750      12,251      12,251
     Policyholder dividends.................................     1,416         872       1,886
                                                               -------    --------    --------
Total benefits and expenses.................................    60,339      85,848      72,980
                                                               -------    --------    --------
Loss before income taxes....................................    (4,113)    (12,316)    (10,806)
                                                               -------    --------    --------
Income tax benefit (note 7).................................       477       3,909       3,960
                                                               -------    --------    --------
Net loss....................................................   $(3,636)   $ (8,407)   $ (6,846)
                                                               =======    ========    ========



The accompanying notes are an integral part of these consolidated financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



           CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS



                                                                                   NET
                                                                                UNREALIZED         FOREIGN      TOTAL
                                                                RETAINED      GAINS (LOSSES)      CURRENCY     CAPITAL
                                        CAPITAL   CONTRIBUTED   EARNINGS      ON SECURITIES      TRANSLATION     AND
                                         STOCK      SURPLUS     (DEFICIT)   AVAILABLE-FOR-SALE   ADJUSTMENT    SURPLUS
                                        -------   -----------   ---------   ------------------   -----------   --------
                                                                         ($ THOUSANDS)
FOR THE YEARS ENDED DECEMBER 31
1997
Balance, January 1....................  $15,002     $98,569      $ 1,726          $1,333                --     $116,630
     Net loss during the year.........                            (3,636)                                        (3,636)
     Change in unrealized gain (loss)
       net of taxes (note 4)..........                                              (953)                          (953)
     Other............................                                                              (5,272)      (5,272)
                                        -------     -------      -------          ------           -------     --------
Balance, December 31 (Note 9).........  $15,002     $98,569      $(1,910)         $  380           $(5,272)    $106,769
                                        -------     -------      -------          ------           -------     --------
1996
Balance, January 1....................  $15,002     $83,569      $10,133          $1,816                --     $110,520
     Net loss during the year.........                            (8,407)                                        (8,407)
     Change in unrealized gain (loss),
       net of taxes (note 4)..........                                              (483)                          (483)
     Issuance of shares (note 9)......               15,000                                                      15,000
                                        -------     -------      -------          ------           -------     --------
Balance, December 31..................  $15,002     $98,569      $ 1,726          $1,333                --     $116,630
                                        -------     -------      -------          ------           -------     --------
1995
Balance, January 1....................  $15,002     $70,999      $16,979          $(1,141)              --     $101,839
     Net loss during the year.........                            (6,846)                                        (6,846)
     Change in unrealized gain (loss),
       net of taxes...................                    0                        2,957                          2,957
     Issuance of shares (note 9)......               12,570                                                      12,570
                                        -------     -------      -------          ------           -------     --------
Balance, December 31..................  $15,002     $83,569      $10,133          $1,816                --     $110,520
                                        -------     -------      -------          ------           -------     --------



The accompanying notes are an integral part of these consolidated financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



                     CONSOLIDATED STATEMENTS OF CASH FLOWS



                                                              FOR THE YEARS ENDED DECEMBER 31
                                                              --------------------------------
                                                                1997        1996        1995
                                                              ---------   ---------   --------
                                                                       ($ THOUSANDS)
OPERATING ACTIVITIES:
Net Loss....................................................  $  (3,636)  $  (8,407)  $ (6,846)
Adjustments to reconcile net loss to net cash used in
  operating activities:
     Additions (decreases) to policy liabilities............     (2,147)      3,287      7,329
     Deferred acquisition costs.............................    (33,544)    (36,024)   (28,147)
     Amortization of deferred acquisition costs.............      4,860      13,240      5,351
     Realized (gains) losses on investments.................       (118)        119     (3,084)
     Decreases to deferred income taxes.....................      2,730         777      1,168
     Other..................................................      7,144       6,540     (5,336)
                                                              ---------   ---------   --------
Net cash used in operating activities.......................    (24,711)    (20,468)   (29,565)

INVESTING ACTIVITIES:
Fixed maturity securities sold..............................     73,772     120,234     67,507
Fixed maturity securities purchased.........................    (89,763)   (108,401)   (76,402)
Equity securities sold......................................     10,586      25,505      6,500
Equity securities purchased.................................    (11,289)    (22,203)    (1,726)
Mortgage loans repaid.......................................        514       6,669     77,086
Policy loans advanced.......................................     (4,851)     (2,867)    (2,461)
Guaranteed annuity contracts................................    171,691     (16,356)   (79,710)
                                                              ---------   ---------   --------
Cash provided by (used in) investing activities.............    150,660       2,581     (9,206)

FINANCING ACTIVITIES:
Receipts from variable life and annuity policies credited to
  policyholder account balances.............................      7,582       5,493      9,017
Withdrawals of policyholder account balances on variable
  life and annuity policies.................................     (3,252)     (2,994)    (3,173)
Bonds payable repaid........................................   (158,760)         --         --
Issuance of shares..........................................         --      15,000     12,570
Issuance of promissory note.................................     33,000          --         --
Issuance of surplus notes...................................         --          --      8,500
                                                              ---------   ---------   --------
Cash provided by (used in) financing activities.............   (121,430)     17,499     26,914
                                                              ---------   ---------   --------
CASH AND SHORT-TERM INVESTMENTS:
Increase (decrease) during the year.........................      4,519        (388)   (11,857)
Balance, beginning of year..................................     17,493      17,881     29,738
                                                              ---------   ---------   --------
BALANCE, END OF YEAR........................................  $  22,012   $  17,493   $ 17,881
                                                              =========   =========   ========



The accompanying notes are an integral part of these consolidated financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1997


                           (IN THOUSANDS OF DOLLARS)



1.  ORGANIZATION



The Manufacturers Life Insurance Company of America ("ManAmerica" or the "Company") is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA" or the "Parent"), which is in turn an indirectly owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a Canadian-based mutual life insurance company. The Company markets variable annuity and variable life products in the United States and traditional insurance products in Taiwan.



2.  BASIS OF PRESENTATION



a) Adoption of Generally Accepted Accounting Principles



The accompanying consolidated financial statements of The Manufacturers Life Insurance Company of America and its wholly-owned subsidiaries have been prepared in accordance with generally accepted accounting principles ("GAAP").



Prior to 1996, the Company prepared its financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Michigan which practices were considered GAAP for mutual life insurance companies and their wholly-owned direct and indirect subsidiaries. Financial Accounting Standard Board Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" ("FIN 40") as amended, which is effective for 1996 annual financial statements and thereafter, no longer permits statutory based financial statements to be described as being prepared in conformity with GAAP. Accordingly, the Company has adopted GAAP including Statement of Financial Accounting Standards 120 ("FAS 120"), "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Contracts", which addresses the accounting for long-duration insurance and reinsurance contracts, including all participating business.



Pursuant to the requirements of FIN 40 and FAS 120, the effect of the changes in accounting have been applied retroactively and the previously issued 1995 financial statements have been restated for the change.



The adoption had the effect of increasing net income for 1995 by approximately $6,859.



b) Recent Accounting Standards



In 1997, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 129 "Disclosure of Information about Capital Structure," FAS No. 130 "Reporting Comprehensive Income," and FAS No. 131 "Disclosures about Segments of an Enterprise and Related Information." These new accounting standards, which will be effective for the 1998 financial statements, will result primarily in additional disclosures in the Company's financial statements and are not expected to have a material effect on the Company's financial position and results of operations.



c) Reorganization



On December 20, 1995, Manulife Reinsurance Corporation (U.S.A.) ("MRC") transferred to the Company all of the common and preferred shares of Manufacturers Adviser Corporation ("MAC"), an investment adviser registered under the Investment Advisers Act of 1940.



On December 31, 1996, ManUSA transferred to the Company all of the common and preferred shares of Manulife Holding Corporation ("Holdco"), an investment holding company. Holdco has primarily two wholly-owned subsidiaries, ManEquity Inc., a registered broker/dealer, and the Manufacturers Life Mortgage

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



Securities Corporation ("MLMSC"), an issuer of mortgage-backed US Dollar bonds. The Company then transferred all the common and preferred shares of MAC to Holdco for two shares of $1 common stock of Holdco.



These transfers have been accounted for using the pooling-of-interests method of accounting. Under this method, the assets, liabilities, capital and surplus, revenues and expenses of each separate entity are combined retroactively at their historical carrying values to form the financial statements of the Company for all periods presented to give effect to the reorganization as if the structure in place at December 31, 1996 had been in place as of the earliest period presented in these consolidated financial statements. The accounts of all subsidiary companies are therefore combined and all significant inter-company balances and transactions are eliminated on combination. In addition, the capital and surplus of the Company has been restated retroactively to reflect the capital structure in place at December 31, 1996.



The revenues and net income reported by the separate entities and the combined amounts presented in the accompanying consolidated financial statements are as follows:


                                                              FOR THE YEARS ENDED
                                                                  DECEMBER 31
                                                              -------------------
                                                                1996       1995
                                                              --------   --------
                                                                 ($ THOUSANDS)
Revenue:
  ManAmerica................................................  $54,404    $45,655
  Holdco....................................................   15,543     13,828
  MAC.......................................................    3,585      2,691
                                                              -------    -------
Total revenue...............................................  $73,532    $62,174
                                                              =======    =======
Net Income (loss):
  ManAmerica................................................  $(8,676)   $(7,402)
  Holdco....................................................     (670)       (10)
  MAC.......................................................      939        566
                                                              -------    -------
Total net loss..............................................  $(8,407)   $(6,846)
                                                              =======    =======



In October 1997, MLMSC was absorbed into Holdco subsequent to the maturity and repayment of the mortgage-backed US dollar bonds. All assets and liabilities of MLMSC were transferred to Holdco at their respective book values.



3.  SIGNIFICANT ACCOUNTING POLICIES



a) Preparation of Financial Statements



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.



b) Investments



The Company classifies all of its fixed maturity and equity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific identification method. Changes in the fair value of securities available-for-sale are reflected directly in surplus after adjustments for deferred taxes and deferred acquisition costs. Discounts and premiums on investments are amortized using the effective interest method.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



Mortgage loans are reported at amortized cost, net of a provision for losses. The provision for losses is established for mortgage loans which are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.



Policy loans are reported at aggregate unpaid balances which approximate fair value.



Short-term investments include investments with maturities of less than one year at the date of acquisition.



c) Deferred Acquisition Costs (DAC)



Commissions and other expenses which vary with and are primarily related to the production of new business are deferred to the extent recoverable and included as an asset. DAC associated with variable annuity and variable life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional life insurance policies is charged to expense over the premium paying period of the related policies. DAC is adjusted for the impact on estimated future gross profits assuming the unrealized gains or losses on securities had been realized at year-end. The impact of any such adjustments is included in net unrealized gains (losses) in Capital and Surplus. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, it is immediately expensed.



d) Policyholder Liabilities



For variable annuity and variable life contracts, reserves equal the policyholder account value. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges and administrative expenses charged to the policyholders. Policy charges which compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.



Policyholder liabilities for traditional life insurance policies sold in Taiwan are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expense and interest rate yields that were established in the year of issue.



e) Separate Accounts



Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.



f) Revenue Recognition



Fee income from variable annuity and variable life insurance policies consists of policy charges for the cost of insurance, expenses and surrender charges that have been assessed against the policy account balances. Policy charges that are designed to compensate the company for future services are deferred and recognized in income over the period benefited, using the same assumptions used to amortize DAC. Premiums on long-duration life insurance contracts are recognized as revenue when due. Investment income is recorded when due.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



g) Expenses



Expenses for variable annuity and variable life insurance policies include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances.



h) Reinsurance



The Company is routinely involved in reinsurance transactions in order to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance and modified co-insurance. Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts. Amounts paid with respect to ceded reinsurance contracts are reported as reinsurance receivables in other assets.



i) Foreign Exchange



The Company's Taiwanese branch balance sheet and statement of income are translated at the current exchange and average exchange rates for the year respectively. The resultant translation adjustments are included as a separate component in capital and surplus. In prior years, there were no reported translation adjustments as there were no significant movements in foreign currency exchange rates.



j) Income Tax



Income taxes have been provided for in accordance with Statement of Financial Accounting Standards 109 ("FAS109") "Accounting for Income Taxes." The Company joins ManUSA, MRC, Capitol Bankers Life Insurance Company and Manulife Reinsurance Limited ("MRL") in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax sharing agreement, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. Income taxes recoverable represents amounts due from ManUSA in connection with the consolidated return.



4.  INVESTMENTS AND INVESTMENT INCOME



a) Fixed Maturity and Equity Securities



At December 31, 1997, all fixed maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:



                                                                           GROSS
                                                        GROSS           UNREALIZED
                               AMORTIZED COST     UNREALIZED GAINS        LOSSES           FAIR VALUE
                              -----------------   -----------------   ---------------   -----------------
                               1997      1996      1997      1996      1997     1996     1997      1996
                              -------   -------   -------   -------   -------   -----   -------   -------
                                                             ($ THOUSANDS)
AS AT DECEMBER 31,
Fixed maturity securities:
    U.S. government.........  $51,694   $ 9,219   $  937    $  386    $  (135)  $ (98)  $52,496   $ 9,507
    Foreign governments.....    6,922     9,227      203       221        (14)     (8)    7,111     9,440
    Corporate...............    7,949    32,010      415       981        (78)   (230)    8,286    32,761
                              -------   -------   ------    ------    -------   -----   -------   -------
    Total fixed maturity
       securities...........  $66,565   $50,456   $1,555    $1,588    $  (227)  $(336)  $67,893   $51,708
    Equity securities.......  $20,153   $19,450   $1,496    $2,134    $(2,189)  $ (12)  $19,460   $21,572
                              -------   -------   ------    ------    -------   -----   -------   -------

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



Proceeds from sales of fixed maturity securities during 1997 were $73,772 (1996 $120,234; 1995 $67,507). Gross gains of $955 and gross losses of $837 were realized on those sales (1996 $1,858 and $1,837; 1995 $2,630 and $218 respectively).



Proceeds from sale of equity securities during 1997 were $10,586 (1996 $25,505; 1995 $6,500). Gross gains of $NIL and gross losses of $NIL were realized on those sales (1996 $NIL and $140; 1995 $785 and $113 respectively).



The contractual maturities of fixed maturity securities at December 31, 1997 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.


                                                              AMORTIZED COST   FAIR VALUE
                                                              --------------   ----------
                                                                     ($ THOUSANDS)

Fixed maturity securities
  One year or less..........................................     $ 1,654        $ 1,651
  Greater than 1; up to 5 years.............................       3,876          3,953
  Greater than 5; up to 10 years............................      50,353         50,655
  Due after 10 years........................................      10,682         11,634
                                                                 -------        -------
Total fixed maturity securities.............................     $66,565        $67,893
                                                                 =======        =======



UNREALIZED GAINS (LOSSES) ON SECURITIES AVAILABLE-FOR-SALE



Net unrealized gains (losses) on fixed maturity and equity securities included in capital and surplus were as follows:


                                                                AS AT DECEMBER 31
                                                              ---------------------
                                                               1997          1996
                                                              -------       -------
                                                                  ($ THOUSANDS)

Gross unrealized gains......................................  $ 3,051       $ 3,722
Gross unrealized losses.....................................   (2,416)         (348)
DAC and other fair value adjustments........................      (50)       (1,321)
Deferred income taxes.......................................     (205)         (720)
                                                              -------       -------
Net unrealized gains (losses) on securities
  available-for-sale........................................  $   380       $ 1,333
                                                              -------       -------

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



b) Investment Income



Income by type of investment was as follows:


                                                        FOR THE YEARS ENDED DECEMBER 31
                                                       ----------------------------------
                                                        1997         1996          1995
                                                       ------       -------       -------
                                                                 ($ THOUSANDS)

Fixed maturity securities............................  $4,545       $ 4,447       $ 4,430
Mortgage loans.......................................      67           278         3,076
Equity securities....................................     331           671           646
Guaranteed annuity contracts.........................   2,796        13,196         9,691
Other investments....................................     705         1,419         1,235
                                                       ------       -------       -------
Gross investment income..............................   8,444        20,011        19,078
                                                       ------       -------       -------
Investment expenses..................................     169           360           349
                                                       ------       -------       -------
Net Investment Income................................  $8,275       $19,651       $18,729
                                                       ======       =======       =======



5.  GUARANTEED ANNUITY CONTRACTS AND BONDS PAYABLE



The Company's wholly-owned subsidiary, Manufacturers Life Mortgage Securities Corporation, has historically invested amounts received as repayments of mortgage loans in annuities issued by ManUSA. These annuities were collateral for the 8 1/4% mortgage-backed bonds payable. On March 1, 1997 the annuities matured and the proceeds were used to repay the bonds payable.



In October 1997, MLMSC was absorbed into Manulife Holding Corporation.



6.  DEFERRED ACQUISITION COSTS



The components of the change in DAC were as follows:



                                                         FOR THE YEARS ENDED DECEMBER 31
                                                        ---------------------------------
                                                          1997        1996        1995
                                                        ---------   ---------   ---------
                                                                  ($ THOUSANDS)
Balance at January 1,.................................  $102,610    $ 78,829    $ 60,124
Capitalization........................................    33,544      36,024      28,147
Accretion of interest.................................     9,357       6,344       4,992
Amortization..........................................   (16,864)    (19,159)    (10,852)
Effect of net unrealized gains (losses) on securities
  available for sale..................................     1,268         996      (4,091)
Other.................................................       440        (424)        509
                                                        --------    --------    --------
Balance at December 31................................  $130,355    $102,610    $ 78,829
                                                        ========    ========    ========

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



7.  INCOME TAXES



Components of income tax benefit were as follows:



                                                            FOR THE YEARS ENDED DECEMBER 31
                                                           ---------------------------------
                                                             1997        1996        1995
                                                           ---------   ---------   ---------
                                                                     ($ THOUSANDS)
Current expense (benefit)................................   $(3,207)    $(4,686)    $(5,128)
Deferred expense (benefit)...............................     2,730         777       1,168
                                                            -------     -------     -------
Total Benefit............................................   $  (477)    $(3,909)    $(3,960)
                                                            =======     =======     =======



The Company's deferred income tax liability, which results from tax effecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:



                                                               AS OF DECEMBER 31
                                                              -------------------
                                                                1997       1996
                                                              --------   --------
                                                                 ($ THOUSANDS)
Deferred tax assets:
     Differences in computing policy reserves...............  $34,291    $28,508
     Policyholder dividends payable.........................      240        283
     Investments............................................      793         --
                                                              -------    -------
Deferred tax assets.........................................  $35,324    $28,791
                                                              =======    =======
Deferred tax liabilities:
     Deferred acquisition costs.............................  $30,682    $25,522
     Investments............................................      166        928
     Other deferred tax liabilities.........................    5,650      1,300
                                                              -------    -------
Deferred tax liabilities....................................   36,498     27,750
                                                              -------    -------
Net deferred tax assets (liabilities).......................  $(1,174)   $ 1,041
                                                              =======    =======



The Company and its US insurance affiliates have available capital loss carryforwards of $4,800 which will begin to expire in 1999 and can only be used by Capitol Bankers Life Insurance Company.



8.  NOTES PAYABLE



          a) The Company has an outstanding surplus debenture in the amount of $8,500 plus interest at 6.7% issued on December 31, 1995 to ManUSA which matures on December 31, 2005. Payments of principal and interest cannot be made without prior approval of the Insurance Commissioner of the State of Michigan and the Company's Board of Directors, and to the extent the Company has sufficient unassigned surplus on a statutory basis available for such payment.



          b) The Company has an outstanding promissory note in the amount of $33,000 plus interest at 6.95% issued on December 5, 1997 payable to ManUSA which matures on February 1, 2007.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



9.  CAPITAL AND SURPLUS



The Company has two classes of capital stock, as follows:



                                                                AS OF DECEMBER 31:
                                                             -------------------------
                                                                1997          1996
                                                             -----------   -----------
                                                                   ($ THOUSANDS)
Authorized:
     5,000,000 Common shares, Par value $1.00
     5,000,000 Preferred shares, Par value $100.00
Issued and Outstanding:
     4,501,860 Common shares...............................  $ 4,501,860   $ 4,501,860
     105,000 Preferred shares..............................   10,500,000    10,500,000
                                                             -----------   -----------
Total......................................................  $15,001,860   $15,001,860
                                                             ===========   ===========



During 1996, the Company issued two common shares to its Parent Company in return for a capital contribution of $15,000.



During 1995, the Company issued one common share to its Parent Company in return for a capital contribution of $12,570.



The Company is subject to statutory limitations on the payment of dividends to its Parent. Under Michigan Insurance Law, the payment of dividends to shareholders is restricted to the surplus earnings of the Company, unless prior approval is obtained from the Michigan Insurance Bureau.



The aggregate statutory capital and surplus of the Company at December 31, 1997 was $56,598 (1996 $76,202). The aggregate statutory net loss of the Company for the year ended 1997 was $2,550 (1996 $15,961; 1995 $13,705). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances and reserve calculation assumptions.



10.  FAIR VALUE OF FINANCIAL INSTRUMENTS



The carrying values and the estimated fair values of certain of the Company's financial instruments at December 31, 1997 were as follows:



                                                              CARRYING     FAIR
                                                               VALUE      VALUE
                                                              --------   --------
                                                                 ($ THOUSANDS)
Assets:
     Fixed maturity and equity securities...................  $87,353    $87,353
     Mortgage loans.........................................      131        131
     Policy loans...........................................   14,673     14,673
Liabilities:
     Promissory note........................................   33,000     33,000
     Surplus note...........................................    8,500      8,220



The following methods and assumptions were used to estimate the fair values of the above financial instruments:

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          Fixed Maturity And Equity Securities: Fair values of fixed maturity and equity securities were based on quoted market prices, where available. Fair values were estimated using values obtained from independent pricing services.

          Mortgage Loans: Fair value of mortgage loans was estimated using discounted cash flows using contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges, adjusted for risk, based on property type.

          Policy Loans: Carrying values approximate fair values.

          Promissory Note: Carrying value approximates fair value.

          Surplus Note: Fair value was estimated using current interest rates that were based on U.S. Treasuries for similar maturity ranges.

11.  RELATED PARTY TRANSACTIONS

The Company has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, the Company will pay direct operating expenses incurred each year by Manulife Financial on its behalf. Services provided under the agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this agreement were $30,873, $26,982 and $23,210 in 1997, 1996 and 1995 respectively. In addition, there were $11,249, $6,934 and $5,052 of agents bonuses allocated to the Company during 1997, 1996 and 1995, respectively, which are included in commissions.

The Company has several reinsurance agreements with affiliated companies which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

(a) The Company assumes two blocks of insurance from ManUSA under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

(b) The Company cedes the risk in excess of $25,000 per life to MRC under the terms of an automatic reinsurance agreement

(c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to MRC under the terms of a stop loss reinsurance agreement.

Selected amounts relating to the above treaties reflected in the financial statements are as follows:

                                                            FOR THE YEARS ENDED DECEMBER 31
                                                           ---------------------------------
                                                             1997        1996        1995
                                                           ---------   ---------   ---------
                                                                     ($ THOUSANDS)
Life and annuity premiums assumed........................   $   509     $   676     $ 5,959
Life and annuity premiums ceded..........................     1,157          --          --
Policy reserves assumed..................................    40,975      44,497      47,386
Policy reserves ceded....................................       130         304       3,838

Reinsurance recoveries on ceded reinsurance contracts to affiliates were $3,972, $NIL and $NIL during 1997, 1996 and 1995 respectively.

The Company markets variable life insurance and variable annuity products through Separate Accounts which use Manufacturers Investment Trust (formerly NASL Series Trust) as its investment vehicle. The Manufacturers Investment Trust is an entity sponsored by an affiliated company, The Manufacturers Life Insurance of North America (formerly North American Security Life Insurance Company).

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Manulife Financial provides a claims paying guarantee to the Company's U.S. policyholders.

12.  REINSURANCE

In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

The effects of reinsurance on premiums were as follows:

                                                                  FOR THE YEARS ENDED
                                                                      DECEMBER 31
                                                             ------------------------------
                                                               1997       1996       1995
                                                             --------   --------   --------
                                                                     ($ THOUSANDS)
Direct premiums............................................   $8,572    $12,998     $9,809
Reinsurance ceded..........................................    2,590        776        475
                                                              ------    -------     ------
Total Premiums.............................................   $5,982    $12,222     $9,334
                                                              ======    =======     ======

Reinsurance recoveries on ceded reinsurance contracts were $909, $357 and $170 during 1997, 1996 and 1995 respectively.

13.  FOREIGN OPERATIONS

The Company markets traditional life insurance products in Taiwan through its Taiwanese Branch. The carrying amount of net assets located in Taiwan as at December 31, 1997 and 1996 was $6,006 and $15,080 respectively.

The net income (loss) related to the Taiwan and U.S. business was as follows:

                                                           FOR THE YEARS ENDED DECEMBER 31
                                                          ---------------------------------
                                                            1997        1996        1995
                                                          ---------   ---------   ---------
                                                                    ($ THOUSANDS)
Taiwan..................................................   $(2,835)   $(17,530)    $(9,332)
U.S.....................................................      (801)      9,123       2,486
                                                           -------    --------     -------
Total...................................................   $(3,636)   $ (8,407)    $(6,846)
                                                           =======    ========     =======

14.  CONTINGENCIES

The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

APPENDIX A

SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Guaranteed Interest Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of a given age would vary over time if the return on the assets of the Portfolio was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for: deductions from premiums for state, local and federal taxes, deferred underwriting and sales charges, and monthly deductions for administration, cost of insurance and mortality and expense risks.


The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by the Portfolios are deducted from the gross return. The illustrations reflect an average of the Trusts' expenses, which is approximately 0.954% on an annual basis. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -0.949%, 4.994% and 10.937%.


The tables assume that no premiums have been allocated to the Guaranteed Interest Account, that planned premiums are paid on the policy anniversary and that no transfers, partial withdrawals, policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for each combination of age and death benefit option for male non-smokers, one based on current cost of insurance and monthly administration charges and the other based on the maximum administration charges, deductions from premiums and cost of insurance charges based on the 1980 Commissioners Standard Ordinary Smoker/Nonsmoker Mortality Tables. The current waiver of deductions from premiums and current monthly administration charges and cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's age, sex (unless unisex rates are required by law) and risk class, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolios for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since September 10, 1993. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


                    MALE NON-SMOKER ISSUE AGE 35 (STANDARD)


                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1


                         $5,960 ANNUAL PLANNED PREMIUM


                            ASSUMING CURRENT CHARGES


                                            0% Hypothetical                                      6% Hypothetical
                                        Gross Investment Return                              Gross Investment Return
                            ------------------------------------------------   ---------------------------------------------------
End of      Accumulated                          Cash                                                 Cash
Policy       Premiums          Policy         Surrender           Death            Policy           Surrender           Death
Year(1)         (2)             Value        Value(3)(4)         Benefit            Value          Value(3)(4)         Benefit
   1      $        6,258    $      4,614    $           0    $       500,000   $        4,925    $        271      $       500,000
   2              12,829           9,407            4,636            500,000           10,324           5,553              500,000
   3              19,728          14,068            7,546            500,000           15,897           9,375              500,000
   4              26,973          18,596           12,127            500,000           21,649          15,180              500,000
   5              34,579          22,981           16,561            500,000           27,577          21,157              500,000
   6              42,566          27,251           21,131            500,000           33,713          27,592              500,000
   7              50,953          31,368           25,548            500,000           40,026          34,206              500,000
   8              59,758          35,336           29,823            500,000           46,528          41,008              500,000
   9              69,004          39,149           34,146            500,000           53,219          48,215              500,000
  10              78,712          42,811           38,748            500,000           60,108          56,045              500,000
  15             135,039          58,611           58,611            500,000           97,596          97,596              500,000
  20             206,927          69,484           69,484            500,000          140,362         140,362              500,000
  25             298,676          74,497           74,497            500,000          189,390         189,390              500,000
  30             415,774          70,948           70,948            500,000          249,721         249,721              500,000

                       12% Hypothetical
                    Gross Investment Return
         ---------------------------------------------
End of                          Cash
Policy       Policy           Surrender        Death
Year(1)       Value          Value(3)(4)      Benefit
   1     $        5,237    $        583      $ 500,000
   2             11,278           6,508        500,000
   3             17,877          11,355        500,000
   4             25,085          18,616        500,000
   5             32,955          26,535        500,000
   6             41,580          35,460        500,000
   7             50,998          45,177        500,000
   8             61,293          55,773        500,000
   9             72,550          67,546        500,000
  10             84,870          80,808        500,000
  15            166,561         166,561        500,000
  20            297,108         297,108        500,000
  25            507,829         507,829        680,491
  30            859,860         859,860      1,049,029


---------------


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.



(2) Assumes net interest of 5% compounded annually.



(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.



(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.



THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANUFACTURERS INVESTMENT TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


                    MALE NON-SMOKER ISSUE AGE 35 (STANDARD)


                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1


                         $5,960 ANNUAL PLANNED PREMIUM


                          ASSUMING GUARANTEED CHARGES


                                            0% Hypothetical                                     6% Hypothetical
                                        Gross Investment Return                             Gross Investment Return
                                        -----------------------                             -----------------------
End of      Accumulated                         Cash                                                 Cash
Policy       Premiums          Policy         Surrender          Death            Policy           Surrender           Death
Year(1)         (2)             Value        Value(3)(4)        Benefit            Value          Value(3)(4)         Benefit
   1      $        6,258    $       4,338   $         0     $       500,000   $         4,635   $            0    $       500,000
   2              12,829            8,863         4,092             500,000             9,733            4,963            500,000
   3              19,728           13,259         6,737             500,000            14,993            8,471            500,000
   4              26,973           17,526        11,057             500,000            20,418           13,949            500,000
   5              34,579           21,657        15,237             500,000            26,007           19,586            500,000
   6              42,566           25,650        19,530             500,000            31,762           25,642            500,000
   7              50,953           29,495        23,675             500,000            37,679           31,859            500,000
   8              59,758           33,196        27,676             500,000            43,768           38,248            500,000
   9              69,004           36,743        31,740             500,000            50,024           45,020            500,000
  10              78,712           40,139        36,077             500,000            56,456           52,394            500,000
  15             135,039           54,654        54,654             500,000            91,207           91,207            500,000
  20             206,927           63,667        63,667             500,000           130,114          130,114            500,000
  25             298,676           64,609        64,609             500,000           172,001          172,001            500,000
  30             415,774           53,954        53,954             500,000           220,462          220,462            500,000

                          12% Hypothetical
                       Gross Investment Return
                       -----------------------
End of                          Cash
Policy       Policy           Surrender           Death
Year(1)       Value          Value(3)(4)         Benefit
   1     $         4,933              280    $       500,000
   2              10,640            5,873            500,000
   3              16,871           10,355            500,000
   4              23,674           17,215            500,000
   5              31,099           24,695            500,000
   6              39,206           33,111            500,000
   7              48,054           42,270            500,000
   8              57,722           52,251            500,000
   9              68,283           63,345            500,000
  10              79,835           75,857            500,000
  15             156,172          156,172            500,000
  20             277,565          277,565            500,000
  25             473,143          473,143            634,012
  30             799,351          799,351            975,209


---------------


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.



(2) Assumes net interest of 5% compounded annually.



(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.



(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.



THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANUFACTURERS INVESTMENT TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


                    MALE NON-SMOKER ISSUE AGE 35 (STANDARD)


                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2


                         $7,450 ANNUAL PLANNED PREMIUM


                            ASSUMING CURRENT CHARGES


                                            0% Hypothetical                                      6% Hypothetical
                                        Gross Investment Return                              Gross Investment Return
                            ------------------------------------------------   ---------------------------------------------------
End of      Accumulated                          Cash                                                 Cash
Policy       Premiums          Policy         Surrender           Death            Policy           Surrender           Death
Year(1)         (2)             Value        Value(3)(4)         Benefit            Value          Value(3)(4)         Benefit
   1      $        7,823    $      6,067    $         930    $       506,067   $        6,466    $      1,329      $       506,466
   2              16,036          12,279            7,142            512,279           13,459           8,321              513,459
   3              24,660          18,323           11,801            518,323           20,679          14,157              520,679
   4              33,716          24,197           17,728            524,197           28,131          21,662              528,131
   5              43,224          29,892           23,472            529,892           35,812          29,392              535,812
   6              53,208          35,435           29,315            535,435           43,755          37,635              543,755
   7              63,691          40,788           34,967            540,788           51,928          46,108              551,928
   8              74,698          45,953           40,432            545,953           60,341          54,821              560,341
   9              86,255          50,922           45,919            550,922           68,991          63,987              568,991
  10              98,391          55,699           51,637            555,699           77,887          73,824              577,887
  15             168,798          76,419           76,419            577,419          125,987         125,987              625,987
  20             258,658          90,947           90,947            590,947          179,636         179,636              679,636
  25             373,345          98,160           98,160            598,160          238,189         238,189              738,189
  30             519,718          95,367           95,367            595,367          303,091         303,091              803,091

                   12% Hypothetical
               Gross Investment Return
         ------------------------------------
End of                   Cash
Policy    Policy      Surrender       Death
Year(1)   Value      Value(3)(4)     Benefit
   1     $  6,866      $  1,729      $506,866
   2       14,686         9,549       514,686
   3       23,227        16,705       523,227
   4       32,555        26,086       532,555
   5       42,734        36,314       542,734
   6       53,875        47,754       553,875
   7       66,029        60,209       566,029
   8       79,297        73,776       579,297
   9       93,777        88,773       593,777
  10      109,589       105,526       609,589
  15      213,281       213,281       713,281
  20      374,069       374,069       874,069
  25      624,487       624,487     1,124,487
  30    1,034,482     1,034,482     1,534,482


---------------


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.



(2) Assumes net interest of 5% compounded annually.



(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.



(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.



THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANUFACTURERS INVESTMENT TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


                    MALE NON-SMOKER ISSUE AGE 35 (STANDARD)


                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2


                         $7,450 ANNUAL PLANNED PREMIUM


                          ASSUMING GUARANTEED CHARGES


                                          0% Hypothetical                                       6% Hypothetical
                                      Gross Investment Return                               Gross Investment Return
                        ---------------------------------------------------   ---------------------------------------------------
End of    Accumulated                          Cash                                                  Cash
Policy     Premiums         Policy           Surrender           Death            Policy           Surrender           Death
Year(1)       (2)            Value          Value(3)(4)         Benefit            Value          Value(3)(4)         Benefit
   1       $   7,823    $         5,740   $          603    $       505,740   $         6,121   $          984    $       506,121
   2          16,036             11,632            6,495            511,632            12,756            7,619            512,756
   3          24,660             17,362           10,840            517,362            19,604           13,082            519,604
   4          33,716             22,927           16,458            522,927            26,668           20,199            526,668
   5          43,224             28,321           21,901            528,321            33,947           27,527            533,947
   6          53,208             33,542           27,422            533,542            41,445           35,325            541,445
   7          63,691             38,578           32,758            538,578            49,155           43,335            549,155
   8          74,698             43,432           37,912            543,432            57,086           51,565            557,086
   9          86,255             48,094           43,091            548,094            65,231           60,227            565,231
  10          98,391             52,556           48,504            551,556            73,599           69,536            573,599
  15         168,798             71,714           71,714            571,714           118,572          118,572            618,572
  20         258,658             84,327           84,327            581,327           167,887          167,887            668,887
  25         373,345             87,135           87,135            587,135           218,065          218,065            718,065
  30         519,718             77,092           77,092            577,092           268,832          268,832            768,832

                  12% Hypothetical
               Gross Investment Return
         -----------------------------------
End of                  Cash
Policy    Policy      Surrender      Death
Year(1)    Value     Value(3)(4)    Benefit
   1     $   6,503    $   1,365    $ 506,503
   2        13,926        8,788      513,926
   3        22,029       15,507      522,029
   4        30,876       24,407      530,876
   5        40,528       34,108      540,528
   6        51,061       44,941      551,061
   7        62,547       56,727      562,547
   8        75,081       69,560      575,081
   9        88,750       83,747      588,750
  10       103,668       99,605      603,668
  15       201,198      201,198      701,198
  20       351,523      351,523      851,523
  25       581,560      581,560    1,081,560
  30       953,480      953,480    1,453,480


---------------


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.



(2) Assumes net interest of 5% compounded annually.



(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.



(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.



THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANUFACTURERS INVESTMENT TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


                    MALE NON-SMOKER ISSUE AGE 55 (STANDARD)


                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1


                        $15,095 ANNUAL PLANNED PREMIUM*


                            ASSUMING CURRENT CHARGES


                                        0% Hypothetical                                      6% Hypothetical
                                    Gross Investment Return                              Gross Investment Return
                        ------------------------------------------------   ---------------------------------------------------
End of    Accumulated                        Cash                                                 Cash
Policy     Premiums        Policy         Surrender           Death            Policy           Surrender           Death
Year(1)       (2)           Value        Value(3)(4)         Benefit            Value          Value(3)(4)         Benefit
   1       $ 15,850     $     10,718    $       3,337    $       500,000   $       11,478    $      4,097      $       500,000
   2         32,492           21,323           12,806            500,000           23,518          15,000              500,000
   3         49,966           31,482           15,567            500,000           35,803          19,888              500,000
   4         68,314           41,474           25,888            500,000           48,630          33,045              500,000
   5         87,580           51,319           36,080            500,000           62,045          46,807              500,000
   6        107,809           60,996           47,255            500,000           76,057          62,317              500,000
   7        129,049           70,346           60,040            500,000           90,539          80,233              500,000
   8        151,351           79,304           72,433            500,000          105,454          98,583              500,000
   9        174,768           87,920           84,484            500,000          120,880         117,445              500,000
  10        199,356           96,183           96,183            500,000          136,853         136,853              500,000
  15        342,015          136,983          137,983            500,000          233,079         233,079              500,000
  20        527,441          163,908          163,908            500,000          356,307         356,307              500,000
  25        764,098          130,219          130,219            500,000          515,275         515,275              541,039
  30      1,066,138            2,731            2,731            500,000(5)       718,254         718,254              754,167

                   12% Hypothetical
               Gross Investment Return
         ------------------------------------
End of                   Cash
Policy    Policy      Surrender       Death
Year(1)   Value      Value(3)(4)     Benefit
   1     $ 12,241      $  4,860      $500,000
   2       25,808        17,290       500,000
   3       40,493        24,579       500,000
   4       56,712        41,127       500,000
   5       74,653        59,414       500,000
   6       94,484        80,744       500,000
   7      116,264       105,958       500,000
   8      140,160       133,289       500,000
   9      166,476       163,040       500,000
  10      195,507       195,507       500,000
  15      405,181       405,181       500,000
  20      765,780       765,780       819,384
  25    1,347,742     1,347,742     1,415,129
  30    2,269,248     2,269,248     2,382,710


---------------


* Note that the second tier Death Benefit Guarantee Premium level of $16,240 is paid from age 70.



(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.



(2) Assumes net interest of 5% compounded annually.



(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.



(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.



(5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.



THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANUFACTURERS INVESTMENT TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


                    MALE NON-SMOKER ISSUE AGE 55 (STANDARD)


                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1


                        $15,095 ANNUAL PLANNED PREMIUM*


                          ASSUMING GUARANTEED CHARGES


                                          0% Hypothetical                                       6% Hypothetical
                                      Gross Investment Return                               Gross Investment Return
                        ---------------------------------------------------   ---------------------------------------------------
End of    Accumulated                          Cash                                                  Cash
Policy     Premiums         Policy           Surrender           Death            Policy           Surrender           Death
Year(1)       (2)            Value          Value(3)(4)         Benefit            Value          Value(3)(4)         Benefit
   1       $  15,850    $        10,042   $        2,661    $       500,000   $        10,765   $        3,384    $       500,000
   2          32,492             19,891           11,373            500,000            21,968           13,450            500,000
   3          49,966             29,243           13,328            500,000            33,316           17,401            500,000
   4          68,314             38,087           22,502            500,000            44,804           29,219            500,000
   5          87,580             46,390           31,152            500,000            56,406           41,168            500,000
   6         107,809             54,120           40,380            500,000            68,102           54,362            500,000
   7         129,049             61,242           50,936            500,000            79,868           69,562            500,000
   8         151,351             67,701           60,830            500,000            91,663           84,792            500,000
   9         174,768             73,429           69,993            500,000           103,441          100,005            500,000
  10         199,356             78,355           78,355            500,000           115,153          115,153            500,000
  15         342,015             90,953           90,953            500,000           175,935          175,935            500,000
  20         527,441             74,206           74,206            500,000           240,546          240,546            500,000
  25         764,098                  0(5)             0(5)         500,000(5)        300,694          300,694            500,000
  30       1,066,138                  0(5)             0(5)         500,000(5)        362,731          362,731            500,000

                  12% Hypothetical
               Gross Investment Return
         -----------------------------------
End of                  Cash
Policy    Policy      Surrender      Death
Year(1)    Value     Value(3)(4)    Benefit
   1     $  11,492    $   4,111    $ 500,000
   2        24,136       15,619      500,000
   3        37,739       21,825      500,000
   4        52,398       36,813      500,000
   5        68,202       52,964      500,000
   6        85,264       71,524      500,000
   7       103,712       93,406      500,000
   8       123,685      116,814      500,000
   9       145,343      141,907      500,000
  10       168,884      168,884      500,000
  15       333,980      333,980      500,000
  20       634,129      634,129      678,518
  25     1,127,274    1,127,274    1,183,638
  30     1,903,391    1,903,391    1,998,561


---------------


* Note that the second tier Death Benefit Guarantee Premium level of $16,240 is paid from age 70.



(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.



(2) Assumes net interest of 5% compounded annually.



(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.



(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.



(5) In the absence of additional premium payments, the Policy will lapse, unless the Death Benefit Guarantee is in effect.



THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANUFACTURERS INVESTMENT TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


                    MALE NON-SMOKER ISSUE AGE 55 (STANDARD)


                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2


                         $17,920 ANNUAL PLANNED PREMIUM


                            ASSUMING CURRENT CHARGES


                                            0% Hypothetical                                      6% Hypothetical
                                        Gross Investment Return                              Gross Investment Return
                            ------------------------------------------------   ---------------------------------------------------
End of      Accumulated                          Cash                                                 Cash
Policy       Premiums          Policy         Surrender           Death            Policy           Surrender           Death
Year(1)         (2)             Value        Value(3)(4)         Benefit            Value          Value(3)(4)         Benefit
   1      $       18,816    $     13,394    $       5,018    $       513,394   $       14,315    $      5,939      $       514,315
   2              38,573          26,532           15,593            526,532           29,199          18,261              529,199
   3              59,317          39,066           23,152            539,066           44,313          28,399              544,313
   4              81,099          51,294           35,709            551,294           59,960          44,375              559,960
   5             103,970          63,237           47,999            563,237           76,181          60,942              576,181
   6             127,985          74,872           61,132            574,872           92,966          79,226              592,966
   7             153,200          86,015           75,709            586,015          110,145          99,839              610,145
   8             179,676          96,580           89,709            596,580          127,634         120,764              627,634
   9             207,476         106,619          103,183            606,619          145,490         142,055              645,490
  10             236,666         116,124          116,124            616,124          163,709         163,709              663,709
  15             406,022         160,845          160,845            660,845          268,285         268,285              768,285
  20             622,169         174,194          174,194            674,194          367,040         367,040              867,040
  25             898,033         101,614          101,614            601,614          392,033         392,033              892,033
  30           1,250,113               0(5)             0(5)         500,000(5)       323,023         323,023              823,023

                          12% Hypothetical
                       Gross Investment Return
         ---------------------------------------------------
End of                          Cash
Policy       Policy           Surrender           Death
Year(1)       Value          Value(3)(4)         Benefit
   1     $       15,238    $      6,862      $       515,238
   2             31,980          21,041              531,980
   3             50,001          34,087              550,001
   4             69,733          54,148              569,733
   5             91,363          76,125              591,363
   6            115,050         101,309              615,050
   7            140,795         130,489              640,795
   8            168,703         161,832              668,703
   9            199,032         195,597              699,032
  10            232,006         232,006              732,006
  15            458,720         458,720              958,720
  20            795,725         795,725            1,295,725
  25          1,244,482       1,244,482            1,736,159
  30          1,836,159       1,836,159            2,344,482


---------------


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.



(2) Assumes net interest of 5% compounded annually.



(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.



(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.



(5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.



THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANUFACTURERS INVESTMENT TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


                    MALE NON-SMOKER ISSUE AGE 55 (STANDARD)


                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2


                         $17,920 ANNUAL PLANNED PREMIUM


                          ASSUMING GUARANTEED CHARGES


                                          0% Hypothetical                                       6% Hypothetical
                                      Gross Investment Return                               Gross Investment Return
                        ---------------------------------------------------   ---------------------------------------------------
End of    Accumulated                          Cash                                                  Cash
Policy     Premiums         Policy           Surrender           Death            Policy           Surrender           Death
Year(1)       (2)            Value          Value(3)(4)         Benefit            Value          Value(3)(4)         Benefit
   1       $  18,816    $        12,621   $        4,245    $       512,621   $        13,499   $        5,123    $       513,499
   2          38,573             24,908           13,969            524,908            27,440           16,501            527,440
   3          59,317             36,543           20,629            536,543            41,506           25,592            541,506
   4          81,099             47,506           31,921            547,506            55,669           40,084            555,669
   5         103,970             57,749           42,511            557,749            69,871           54,633            569,871
   6         127,985             67,227           53,486            567,227            84,052           70,312            584,052
   7         153,200             75,888           65,582            575,888            98,146           87,840            598,146
   8         179,676             83,659           76,788            583,659           112,056          105,185            612,056
   9         207,476             90,453           87,018            590,453           125,669          122,233            625,669
  10         236,666             96,179           96,179            596,179           138,860          138,860            638,860
  15         406,022            108,762          108,762            608,762           198,852          198,852            698,852
  20         622,169             79,172           79,172            579,172           226,343          226,343            726,343
  25         898,033                  0(5)             0(5)         500,000(5)        180,769          180,769            680,769
  30       1,250,113                  0(5)             0(5)               0(5)          8,085            8,085            508,085

                  12% Hypothetical
               Gross Investment Return
         -----------------------------------
End of                  Cash
Policy    Policy      Surrender      Death
Year(1)    Value     Value(3)(4)    Benefit
   1     $  14,380    $   6,004    $ 514,380
   2        30,080       19,142      530,080
   3        46,889       30,975      546,889
   4        64,882       49,297      564,882
   5        84,112       68,873      584,112
   6       104,639       90,898      604,639
   7       126,524      116,218      626,524
   8       149,808      142,937      649,808
   9       174,519      171,084      674,519
  10       200,684      200,684      700,684
  15       363,211      363,211      863,211
  20       576,018      576,018    1,076,018
  25       833,780      833,780    1,333,780
  30     1,124,290    1,124,290    1,624,290


---------------


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Guaranteed Interest Account.



(2) Assumes net interest of 5% compounded annually.



(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 5 Policy Years. Provided the Cumulative Premium Test or the Fund Value Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force on all policies for the first three years and until age 100 on Policies issued and maintained with a minimum face amount of $250,000 and Death Benefit Option 1; to age 85 on policies issued and maintained with a face amount of at least $250,000 and if Death benefit Option 2 is selected at any time.



(4) Cash Surrender Values for first two years reflect sales charge limitations imposed by the S.E.C.



(5) Provided the Death Benefit Guarantee has been in effect, the Policy will have been kept in force until the end of the policy year in which the life insured reached attained age 85, at which time the Death Benefit Guarantee will expire and in the absence of additional premium payments, the Policy will lapse.



THE POLICY VALUE, CASH SURRENDER VALUE AND THE DEATH BENEFIT WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES. IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE RESULTS. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATION MADE BY THE POLICYOWNER, AND THE INVESTMENT RETURNS FOR THE FUNDS OF MANUFACTURERS INVESTMENT TRUST. THE POLICY VALUE, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX B

DEFINITIONS

The following terms have the following meanings when used in this Prospectus:

ADDITIONAL RATING -- an addition to the cost of insurance rate for insureds who do not meet at least the underwriting requirements of the standard risk class.

BUSINESS DAY -- any day that the New York Stock Exchange is open for trading and trading is not restricted. The net asset value of the underlying shares of a sub-account of the Separate Account will be determined at the end of each Business Day.

CASH SURRENDER VALUE -- the Policy Value less the deferred sales charge, the deferred underwriting charge and any outstanding monthly deductions due.

CUMULATIVE PREMIUM TEST -- a test that, if satisfied in the first three policy years and, where applicable, if satisfied in subsequent policy years, will maintain the Death Benefit Guarantee. To satisfy the Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less policy loans, must equal or exceed the sum of Death Benefit Guarantee Premiums since issue as at the beginning of each policy month.

DEATH BENEFIT GUARANTEE -- Manufacturers Life of America's guarantee that the Policy will not go into default even if a combination of policy loans, adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month.

DEATH BENEFIT GUARANTEE PREMIUM -- a measure of premium used in determining compliance with the Cumulative Premium Test. The Death Benefit Guarantee Premium as an annual amount is established by the Company based on issue age, sex (unless unisex rates are required by law), risk class, death benefit option, supplementary benefits and additional ratings. The Death Benefit Guarantee Premium, which is set forth in the Policy, will increase, when the policyowner reaches attained age 70, to an amount as specified in the Policy.

EFFECTIVE DATE -- the date that Manufacturers Life of America becomes obligated under the Policy and when the first monthly deductions are taken.

FUND VALUE TEST -- a test which, if satisfied in applicable policy years will maintain the Death Benefit Guarantee feature. To satisfy the Fund Value Test, the Gross Single Premium at the beginning of any applicable policy month must not be greater than the Net Policy Value.

GROSS SINGLE PREMIUM -- the amount of premium needed to endow the Policy to the expiration of the Death Benefit Guarantee assuming 4% interest and current charges.

GUARANTEED INTEREST ACCOUNT -- that part of the Policy Value which reflects the value the policyowner has in the general account of Manufacturers Life of America.

GUIDELINE ANNUAL PREMIUM -- an amount defined by S.E.C. regulation. It is used to determine maximum sales charges that may be deducted during the first two years following issuance of a Policy.

INITIAL PREMIUM -- at least 1/12 of the Target Premium. The Initial Premium must be received within 60 days after the policy date.

INVESTMENT ACCOUNT -- that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

ISSUE AGE -- the age on the nearest birthday, at policy date, as shown in the Policy.

LOAN ACCOUNT -- that part of the Policy Value which reflects the value the policyowner has transferred from the Guaranteed Interest Account or the Investment Accounts as collateral for a policy loan.

MODIFIED POLICY DEBT -- as of any date, the Policy Debt plus the amount of interest to be charged to the next policy anniversary, all discounted from the next policy anniversary to such date at an annual rate of 4%.

MONTHLY DEATH BENEFIT GUARANTEE PREMIUM -- 1/12 of the Death Benefit Guarantee Premium.

MONTHLY NO LAPSE GUARANTEE PREMIUM -- 1/12 of the No Lapse Guarantee Premium.

NET CASH SURRENDER VALUE -- the Cash Surrender Value less Policy Debt.

NET POLICY VALUE -- the Policy Value less the value in the Loan Account.

NET PREMIUM -- amount of premium allocated to the Investment Accounts or Guaranteed Interest Account. It equals gross premiums less the deduction for state, local and federal taxes.

NO LAPSE GUARANTEE -- Manufacturers Life of America guarantees that the Policy will not go into default even if a combination of Policy loans, adverse investment experience and other factors should cause the Policy's Net Cash Surrender Value to be insufficient to meet the monthly deductions due at the beginning of a policy month. In Illinois this benefit is known as the Minimum Premium Guarantee.

NO LAPSE GUARANTEE CUMULATIVE PREMIUM TEST -- a test that, if satisfied in the No Lapse Guarantee Period, will maintain the No Lapse Guarantee. To satisfy the No Lapse Guarantee Cumulative Premium Test, the sum of premiums paid, less withdrawals, and less Policy loans must equal or exceed the sum of No Lapse Guarantee Premiums since issue as at the beginning of each policy month.

NO LAPSE GUARANTEE PERIOD -- is the first 5 policy years for life insureds with an issue age up to and including 85. It is not offered to life insureds whose Issue Age exceeds 85.

NO LAPSE GUARANTEE PREMIUM -- is a measure of premium used in determining compliance with the No Lapse Guarantee Cumulative Premium Test. The No Lapse Guarantee premium for each policyowner is set forth in the Policy.

PLANNED PREMIUM -- The premium the policyowner plans to pay periodically. Subject to certain requirements of law, the Planned Premium may be changed at any time.

POLICY DATE -- The date from which policy years, policy months and policy anniversaries are determined. Monthly deductions are due on the policy date. If a check for at least the Initial Premium accompanies the application, the policy date is the date the application and check are received at the Service office. If an application accepted by the Company is not accompanied by a check for the Initial Premium, the policy will be issued with a policy date which is 7 days after issuance of the policy.

POLICY DEBT -- as of any date, the aggregate amount of policy loans, including borrowed interest, less any loan repayments.

POLICY VALUE -- the sum of the values in the Loan Account, the Guaranteed Interest Account and the Investment Accounts.

SELECT LOAN -- A loan on which the differential between the interest credited and the interest charged is currently 0%; provided, however, if at some time in the future it is determined that the current differential could cause the loan to be treated as a taxable distribution under any applicable ruling, regulation or court decision, Manufacturers Life of America has the right to increase the differential on all subsequent Select Loans either (i) to an amount that may be presented in such ruling, regulation or court decision that would result in the transaction being treated as a loan under federal tax law or (ii) if no amount is prescribed, to an amount that Manufacturers Life of America feels would be more likely to result in the transaction being treated as a loan under Federal tax law.

SELECT LOAN AMOUNT -- the amount of any Select Loan.

SERVICE OFFICE -- the office designated to service the Policies, which is shown on the cover page of this prospectus.

SURRENDER CHARGE PERIOD -- the period (usually 15 years) following issuance of the Policy or any increase in face amount during which surrender charges may be assessed if the Policy is surrendered or lapsed, the face amount is decreased or a partial withdrawal takes place.

TARGET PREMIUM -- a premium amount used to measure the maximum deferred sales charge under a Policy. The Target Premium for the initial face amount is set forth in the Policy. The policyowner will be advised of the Target Premium for any increase in face amount.

WITHDRAWAL TIER AMOUNT -- as of any date, the net Cash Surrender Value at the previous anniversary multiplied by 10%.

APPENDIX C

The maximum deferred sales charge is 50% of premiums received up to a specified number of Target Premiums that varies (from -0.180 to 3.031) with the issue age of the life insured, the face amount of the Policy and the amount of any increase. Beginning after two policy years, that maximum deferred sales charge decreases over time according to a pattern that varies with the issue age of the life insured. In all cases, the deferred sales charge is eliminated entirely by the last month of the 15th policy year. The same pattern applies to sales charges occasioned by face amount increases, with time periods and issue age computed using the date of the increase in face amount rather than the Policy Date.

The following tables show the percentage of the maximum sales charge that would be applicable in the last month of the years shown. The percentages for other months would be derived by interpolation.

If the transaction occurs in the last month of

                                                                 ISSUE AGE
POLICY  ---------------------------------------------------------------------------------------------------------------------------
YEAR*        0             1             2             3             4             5             6             7             8
------  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9666        0.9500        0.9642        0.9444        0.9555        0.9811        0.9843        0.9866        0.9885
  4          0.9666        0.9500        0.9285        0.9444        0.9555        0.9622        0.9687        0.9600        0.9655
  5          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531        0.9466        0.9540
  6          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531        0.9466        0.9540
  7          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531        0.9466        0.9540
  8          0.9333        0.9000        0.8928        0.9166        0.9111        0.9433        0.9531        0.9466        0.9540
  9          0.8503        0.8503        0.8503        0.8503        0.8503        0.8503        0.8503        0.8503        0.8503
  10         0.6803        0.6803        0.6803        0.6803        0.6803        0.6803        0.6803        0.6803        0.6803
  11         0.5442        0.5442        0.5442        0.5442        0.5442        0.5442        0.5442        0.5442        0.5442
  12         0.4082        0.4082        0.4082        0.4082        0.4082        0.4082        0.4082        0.4082        0.4082
  13         0.2721        0.2721        0.2721        0.2721        0.2721        0.2721        0.2721        0.2721        0.2721
  14         0.1361        0.1361        0.1361        0.1361        0.1361        0.1361        0.1361        0.1361        0.1361
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                   ISSUE AGE
POLICY  -----------------------------------------------------------------------------------------------
YEAR*        9            10            11            12            13            14            15
------  -----------   -----------   -----------   -----------   -----------   -----------   -----------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9861        0.9873        0.9885        0.9895        0.9875        0.9940        0.9898
  4          0.9696        0.9734        0.9765        0.9722        0.9751        0.9831        0.9796
  5          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  6          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  7          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  8          0.9595        0.9646        0.9609        0.9652        0.9689        0.9719        0.9695
  9          0.8503        0.8503        0.8503        0.8503        0.8503        0.8503        0.8503
  10         0.6803        0.6803        0.6803        0.6803        0.6803        0.6803        0.6803
  11         0.5442        0.5442        0.5442        0.5442        0.5442        0.5442        0.5442
  12         0.4082        0.4082        0.4082        0.4082        0.4082        0.4082        0.4082
  13         0.2721        0.2721        0.2721        0.2721        0.2721        0.2721        0.2721
  14         0.1361        0.1361        0.1361        0.1361        0.1361        0.1361        0.1361
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                                 ISSUE AGE
POLICY  ---------------------------------------------------------------------------------------------------------------------------
YEAR*       16            17            18            19            20            21            22            23            24
------  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9912        0.9872        0.9884        0.9842        0.9903        0.9867        0.9878        0.9887        0.9896
  4          0.9788        0.9795        0.9768        0.9789        0.9806        0.9778        0.9796        0.9804        0.9792
  5          0.9718        0.9681        0.9653        0.9631        0.9661        0.9646        0.9674        0.9699        0.9688
  6          0.9667        0.9667        0.9653        0.9631        0.9661        0.9646        0.9674        0.9699        0.9688
  7          0.9333        0.9333        0.9333        0.9333        0.9333        0.9396        0.9396        0.9396        0.9396
  8          0.9000        0.9000        0.9000        0.9000        0.9000        0.9060        0.9060        0.9060        0.9060
  9          0.8333        0.8333        0.8333        0.8333        0.8333        0.8389        0.8389        0.8389        0.8389
  10         0.6667        0.6667        0.6667        0.6667        0.6667        0.6711        0.6711        0.6711        0.6711
  11         0.5333        0.5333        0.5333        0.5333        0.5333        0.5369        0.5369        0.5369        0.5369
  12         0.4000        0.4000        0.4000        0.4000        0.4000        0.4027        0.4027        0.4027        0.4027
  13         0.2667        0.2667        0.2667        0.2667        0.2667        0.2685        0.2685        0.2685        0.2685
  14         0.1330        0.1330        0.1330        0.1330        0.1330        0.1342        0.1342        0.1342        0.1342
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                   ISSUE AGE
POLICY  -----------------------------------------------------------------------------------------------
YEAR*       25            26            27            28            29            30            31
------  -----------   -----------   -----------   -----------   -----------   -----------   -----------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9901        0.9885        0.9889        0.9897        0.9887        0.9889        0.9885
  4          0.9803        0.9793        0.9779        0.9770        0.9757        0.9772        0.9771
  5          0.9679        0.9678        0.9678        0.9659        0.9644        0.9650        0.9624
  6          0.9679        0.9678        0.9678        0.9659        0.9644        0.9650        0.9624
  7          0.9396        0.9432        0.9469        0.9507        0.9545        0.9583        0.9622
  8          0.9060        0.9122        0.9184        0.9247        0.9310        0.9375        0.9441
  9          0.8389        0.8446        0.8503        0.8562        0.8621        0.8681        0.8741
  10         0.6711        0.6757        0.6803        0.6849        0.6897        0.6944        0.6993
  11         0.5369        0.5405        0.5442        0.5479        0.5517        0.5556        0.5594
  12         0.4027        0.4054        0.4082        0.4110        0.4138        0.4167        0.4196
  13         0.2685        0.2703        0.2721        0.2740        0.2759        0.2778        0.2797
  14         0.1342        0.1351        0.1361        0.1370        0.1379        0.1389        0.1399
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

*Months not shown may be calculated by interpolation.

If the transaction occurs in the last month of

                                                                 ISSUE AGE
POLICY  ---------------------------------------------------------------------------------------------------------------------------
YEAR*       32            33            34            35            36            37            38            39            40
------  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9878        0.9886        0.9883        0.9888        0.9860        0.9859        0.9868        0.9858        0.9849
  4          0.9741        0.9758        0.9751        0.9739        0.9733        0.9728        0.9725        0.9714        0.9706
  5          0.9634        0.9630        0.9614        0.9602        0.9593        0.9577        0.9573        0.9572        0.9529
  6          0.9634        0.9630        0.9614        0.9602        0.9593        0.9577        0.9573        0.9572        0.9529
  7          0.9634        0.9630        0.9614        0.9602        0.9593        0.9577        0.9573        0.9572        0.9529
  8          0.9507        0.9574        0.9614        0.9602        0.9593        0.9577        0.9573        0.9572        0.9529
  9          0.8803        0.8865        0.8929        0.8993        0.8999        0.9006        0.9012        0.9019        0.9025
  10         0.7042        0.7092        0.7143        0.7194        0.7199        0.7205        0.7210        0.7215        0.7220
  11         0.5634        0.5674        0.5714        0.5755        0.5760        0.5764        0.5768        0.5772        0.5776
  12         0.4225        0.4255        0.4286        0.4317        0.4320        0.4323        0.4326        0.4329        0.4332
  13         0.2817        0.2837        0.2857        0.2878        0.2880        0.2882        0.2884        0.2886        0.2888
  14         0.1408        0.1418        0.1429        0.1439        0.1440        0.1441        0.1442        0.1443        0.1444
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                   ISSUE AGE
POLICY  -----------------------------------------------------------------------------------------------
YEAR*       41            42            43            44            45            46            47
------  -----------   -----------   -----------   -----------   -----------   -----------   -----------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9850        0.9828        0.9839        0.9822        0.9833        0.9819        0.9808
  4          0.9692        0.9680        0.9664        0.9651        0.9659        0.9639        0.9627
  5          0.9526        0.9501        0.9496        0.9480        0.9473        0.9446        0.9425
  6          0.9526        0.9501        0.9496        0.9480        0.9473        0.9446        0.9425
  7          0.9526        0.9501        0.9496        0.9480        0.9473        0.9190        0.9176
  8          0.9526        0.9501        0.9496        0.9480        0.9473        0.9117        0.9104
  9          0.9032        0.9038        0.9045        0.9051        0.9058        0.9045        0.9032
  10         0.7225        0.7231        0.7236        0.7241        0.7246        0.7236        0.7225
  11         0.5780        0.5785        0.5789        0.5793        0.5797        0.5789        0.5780
  12         0.4335        0.4338        0.4342        0.4345        0.4348        0.4342        0.4335
  13         0.2890        0.2892        0.2894        0.2896        0.2899        0.2894        0.2890
  14         0.1445        0.1446        0.1447        0.1448        0.1449        0.1447        0.1445
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                                 ISSUE AGE
POLICY  ---------------------------------------------------------------------------------------------------------------------------
YEAR*       48            49            50            51            52            53            54            55            56
------  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9809        0.9796        0.9786        0.9795        0.9779        0.9770        0.9763        0.9761        0.9738
  4          0.9619        0.9598        0.9577        0.9573        0.9563        0.9541        0.9523        0.9512        0.9477
  5          0.9418        0.9385        0.9354        0.9351        0.9330        0.9300        0.9268        0.9250        0.9207
  6          0.9365        0.9251        0.9137        0.9023        0.8910        0.8797        0.8684        0.8571        0.8689
  7          0.9163        0.9150        0.9101        0.8567        0.8032        0.7498        0.6963        0.6429        0.6517
  8          0.9091        0.9078        0.9029        0.8080        0.7132        0.6183        0.5235        0.4286        0.4345
  9          0.9019        0.9006        0.8993        0.7623        0.6253        0.4883        0.3513        0.2143        0.2172
  10         0.7215        0.7205        0.7194        0.5755        0.4316        0.2878        0.1439        0.0000        0.0000
  11         0.5772        0.5764        0.5755        0.4316        0.2876        0.1439        0.0000        0.0000        0.0000
  12         0.4329        0.4323        0.4317        0.2878        0.1439        0.0000        0.0000        0.0000        0.0000
  13         0.2886        0.2882        0.2878        0.1439        0.0000        0.0000        0.0000        0.0000        0.0000
  14         0.1443        0.1441        0.1439        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                   ISSUE AGE
POLICY  -----------------------------------------------------------------------------------------------
YEAR*       57            58            59            60            61            62            63
------  -----------   -----------   -----------   -----------   -----------   -----------   -----------
  1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
  3          0.9731        0.9720        0.9707        0.9711        0.9700        0.9690        0.9678
  4          0.9460        0.9441        0.9417        0.9410        0.9389        0.9367        0.9341
  5          0.9192        0.9160        0.9128        0.9109        0.9078        0.9044        0.9006
  6          0.8811        0.8939        0.9071        0.9087        0.9039        0.8986        0.8937
  7          0.6608        0.6704        0.6803        0.6907        0.7015        0.7128        0.7247
  8          0.4406        0.4469        0.4536        0.4605        0.4677        0.4752        0.4831
  9          0.2203        0.2235        0.2268        0.2302        0.2338        0.2376        0.2416
  10         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  11         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  12         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  13         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  14         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                           ISSUE AGE
POLICY   -------------------------------------------------------------------------------------------------------------
YEAR*        64            65            66            67            68            69            70            71
------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
   1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   3          0.9650        0.9638        0.9637        0.9612        0.9597        0.9573        0.9572        0.9559
   4          0.9315        0.9277        0.9261        0.9224        0.9196        0.9158        0.9144        0.9129
   5          0.8966        0.8916        0.8874        0.8836        0.8796        0.8745        0.8727        0.8700
   6          0.8872        0.8823        0.8769        0.8719        0.8665        0.8612        0.8582        0.8554
   7          0.7370        0.7500        0.7500        0.7500        0.7500        0.7500        0.7500        0.7500
   8          0.4914        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000
   9          0.2457        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500
  10          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  11          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  12          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  13          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  14          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                          ISSUE AGE
POLICY  -------------------------------------------------------------------------------------------------------------
YEAR*       72            73            74            75            76            77            78            79
------  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
   1         1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   2         1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   3         0.9555        0.9532        0.9518        0.9504        0.9491        0.9464        0.9436        0.9422
   4         0.9113        0.9078        0.9050        0.9021        0.8982        0.8939        0.8885        0.8856
   5         0.8676        0.8623        0.8581        0.8526        0.8472        0.8404        0.8347        0.8301
   6         0.8520        0.8441        0.8387        0.8317        0.8239        0.8170        0.8099        0.8054
   7         0.7500        0.7500        0.7500        0.7500        0.7500        0.7500        0.7500        0.7500
   8         0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000
   9         0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500
  10         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  11         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  12         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  13         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  14         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

*Months not shown may be calculated by interpolation.

If the transaction occurs in the last month of

                                                           ISSUE AGE
POLICY   -------------------------------------------------------------------------------------------------------------
YEAR*        80            81            82            83            84            85            86            87
------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
   1          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   2          1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000        1.0000
   3          0.9405        0.9388        0.9375        0.9362        0.9360        0.9345        0.9320        0.9303
   4          0.8824        0.8806        0.8777        0.8762        0.8747        0.8705        0.8663        0.8608
   5          0.8267        0.8235        0.8204        0.8176        0.8145        0.8079        0.8009        0.7899
   6          0.8016        0.7971        0.7940        0.7897        0.7842        0.7749        0.7627        0.7451
   7          0.7500        0.7500        0.7500        0.7500        0.7500        0.7405        0.7232        0.6964
   8          0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000        0.5000
   9          0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500        0.2500
  10          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  11          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  12          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  13          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  14          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15          0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

                                                          ISSUE AGE
POLICY  -------------------------------------------------------------------------------------------------------------
YEAR*       88            89            90            91            92            93            94            95
------  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
   1         1.0000        1.0000        1.0000        0.0000        0.0000        0.0000        0.0000        0.0000
   2         1.0000        1.0000        1.0000        0.0000        0.0000        0.0000        0.0000        0.0000
   3         0.9261        0.9191        0.9115        0.0000        0.0000        0.0000        0.0000        0.0000
   4         0.8510        0.8357        0.8165        0.0000        0.0000        0.0000        0.0000        0.0000
   5         0.7732        0.7483        0.7136        0.0000        0.0000        0.0000        0.0000        0.0000
   6         0.7192        0.6822        0.6308        0.0000        0.0000        0.0000        0.0000        0.0000
   7         0.6597        0.6068        0.5399        0.0000        0.0000        0.0000        0.0000        0.0000
   8         0.5000        0.5000        0.4439        0.0000        0.0000        0.0000        0.0000        0.0000
   9         0.2500        0.2500        0.2500        0.0000        0.0000        0.0000        0.0000        0.0000
  10         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  11         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  12         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  13         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  14         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000
  15         0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000        0.0000

*Months not shown may be calculated by interpolation.

                          [MANULIFE FINANCIAL LOGO]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    PART II


                               OTHER INFORMATION

UNDERTAKINGS

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940.

The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


CONTENTS OF REGISTRATION STATEMENT


      This registration statement comprises the following papers and documents:

      The facing sheet;


      The Prospectus, consisting of 96 pages;


      Representation pursuant to Section 26 of the Investment Company Act of
      1940;

      The signatures;

      Written consents of the following persons:


             Jones & Blouch L.L.P.
             Ernst & Young LLP
             Brian R. Koop


The following exhibits are filed as part of this Registration Statement:


1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:

     A(1) Resolutions of Board of Directors of The Manufacturers Life Insurance Company of America establishing Separate Account Three. Previously filed as Exhibit A(1) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).


     A(3)(a)(i)   Distribution Agreement between The Manufacturers Life
                  Insurance Company of America and ManEquity, Inc. Previously filed as Exhibit A(3)(a)(i) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of
                  America on September 23, 1992 (file No. 33-52310).


     A(3)(a)(ii)  Amendment to Distribution Agreement. Previously filed as
                  Exhibit A(3)(a)(ii) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

     A(3)(b)(i)   Specimen agreement between ManEquity, Inc. and registered
                  representatives. Previously filed as Exhibit A(3)(b)(i) to the Registration Statement on Form S-6 filed by The
                  Manufacturers Life Insurance Company of America on September
                  23, 1992 (file No. 33-52310).


     A(3)(b)(ii)  Specimen agreement between ManEquity, Inc. and dealers.
                  Previously filed as Exhibit A(3)(b)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).


     A(3)(c) Schedule of Sales Commissions. Previously filed as Exhibit A(3)(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).


     A(5)(a) Form of Flexible Premium Variable Life Insurance Policy. Previously filed as Exhibit A(5)(a) to the Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 10, 1993 (file No. 33-52310).


     A(5)(a)(i)   Endorsement No. 776-1ua to Flexible Premium Variable Life
                  Insurance Policy. Previously filed as Exhibit A(5)(a)(i) to the Post-Effective Amendment No. 11 to the Registration
                  Statement on Form S-6 filed by The Manufacturers Life
                  Insurance Company of America on April 29, 1997 (file No.
                  33-52310).**

     A(5)(a)(ii)  Endorsement No. 770-10ua to Flexible Premium Variable Life
                  Insurance Policy. Previously filed as Exhibit A(5)(a)(ii) to the Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 29, 1997 (file No. 33-52310).**

     A(6)(a) Restated Articles of Redomestication of The Manufacturers Life Insurance Company of America. Incorporated by reference to Exhibit 3(a)(i) to Post-Effective Amendment No. 6 on
                  Form S-1 filed by The Manufacturers Life Insurance Company of America on December 9, 1996 (file No. 33-57020).**

     A(6)(b) By-Laws of The Manufacturers Life Insurance Company of America. Incorporated by reference to Exhibit 3(b)(i) to Post-Effective Amendment No. 6 on Form S-1 filed by The Manufacturers Life Insurance Company of America on December 9, 1996 (file No. 33-57020).**


     A(8)(a) Service Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company. Previously filed as Exhibit A(8)(a) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).


**   Filed electronically

     A(8)(a)(i)   Amendment to Service Agreement (re redomestication).
                  Previously filed as Exhibit A(8)(a)(i) to Pre-Effective
                  Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).


     A(8)(a)(ii)  Amendment to Service Agreement (re extension of term).
                  Previously filed as Exhibit A(8)(a)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).


     A(8)(a)(iii) Amendment to Service Agreement (re Miscellaneous).  Previously
                  filed as Exhibit A(8)(a)(iii) to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 10, 1993 (file No. 33-52310).


     A(8)(b) Stoploss Reinsurance Agreement between The Manufacturers Life Insurance Company of America and The Manufacturers Life Insurance Company. Previously filed as Exhibit A(8)(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on June 21, 1993 (file No. 33-52310).


     A(8)(c) Service Agreement between The Manufacturers Life Insurance Company and ManEquity, Inc. dated January 2, 1991 as amended March 1, 1994. Previously filed as Exhibit A(8)(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 26, 1994 (file No. 33-52310).

     A(10) Form of Application for Flexible Premium Variable Life Insurance Policy. Previously filed as Exhibit (A)(10) to Post-Effective Amendment No. 7 on Form S-6 filed by The Manufacturers Life Insurance Company of America on April 26, 1996 (file No. 33-52310).**



     A(10)(a) Form of Application Supplement for Flexible Premium Variable Life Insurance Policy. Previously filed as Exhibit A(10)(a) to Post Effective Amendment No. 9 on Form S-6 filed by The Manufacturers Life Insurance Company of America on December 23, 1996 (File No. 33-52310)**



2.    See Exhibit A(5).

3. Opinion and consent of James D. Gallagher, Esq., General Counsel of The Manufacturers Life Insurance Company of America. Previously filed as
      Exhibit 3 to the Post-Effective Amendment No.9 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on December 23, 1996 (file No. 33-52310)**


4. No financial statements are omitted from the prospectus pursuant to instruction 1(b) or (c) of Part I.

5.    Not applicable.

6. Opinion and consent of Brian R. Koop, actuary of The Manufacturers Life Insurance Company of America.


7. Form of notice of withdrawal right ("free look" notice). Previously filed as Exhibit 7 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

8(a). Form of notice of right of surrender while sales charge limitation applies (initial purchase). Previously filed as Exhibit 8(a) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

8(b). Form of notice of cancellation right (face amount increase). Previously filed as Exhibit 8(b) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

8(c). Form of notice of right of surrender while sales charge limitation applies (default). Previously filed as Exhibit 8(c) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on September 23, 1992 (file No. 33-52310).

** Filed electronically

9. Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Previously filed as
      Exhibit 9 to Post Effective Amendment No. 8 on Form S-6 filed by the Manufacturers Life Insurance Company of America on December 1, 1996 (file no. 33-52310).**


10.   Consent of Ernst & Young LLP.

11.   Consent of Jones & Blouch L.L.P.




12. Power of Attorney. Incorporated by reference of Exhibit 12 to Post Effective Amendment No. 10 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on February 28, 1997 (File No. 33-52310).**











** Filed electronically.

                               SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 the registrant, SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, and the depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, certify that the registrant meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the registration statement to be signed on their behalf by the undersigned thereunto duly authorized, and the seal of the depositor to be hereunto affixed and attested, all in the City of Toronto, Province of Ontario, Canada, on the 27th day of April, 1998.


                            SEPARATE ACCOUNT THREE OF THE
                            MANUFACTURERS LIFE INSURANCE
                            COMPANY OF AMERICA
                                  (Registrant)

                            By: THE MANUFACTURERS LIFE
                                INSURANCE COMPANY OF AMERICA
                                     (Depositor)


                            By:    /s/ Donald A. Guloien
                                ------------------------------------
                            DONALD A. GULOIEN
                            President


                            THE MANUFACTURERS LIFE INSURANCE
                            COMPANY OF AMERICA
[SEAL]

                            By:     /s/ Donald A. Guloien
                                ------------------------------------
                            DONALD A. GULOIEN
                            President



Attest
/s/ James D. Gallagher
----------------------------
JAMES D. GALLAGHER
Secretary

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of l933, this amended registration statement has been signed by the following persons in the capacities indicated on this 27th day of April 1998.




  Signature                     Title                           Date
 -----------                   -------                         ------


             *             Chairman and Director
  ----------------------                                  ----------------
  JOHN D. RICHARDSON

             *             President and Director
  ----------------------   (Principal Executive Officer)  ----------------
  DONALD A. GULOIEN

             *
  ----------------------   Director                       ----------------
  SANDRA M. COTTER


  /s/ James D. Gallagher   Director                       April 27, 1998
  ----------------------                                  ----------------
  JAMES D. GALLAGHER

             *             Director
  ----------------------                                  ----------------
  BRUCE GORDON

             *             Director
  -----------------------                                 ----------------
  JOSEPH J. PIETROSKI

             *
  ----------------------   Director                       ----------------
  THEODORE KILKUSKIE, JR.


             *             Vice President, Finance
  ----------------------   (Principal Financial           ----------------
  DOUGLAS H. MYERS          and Accounting Officer)


 */s/ James D. Gallagher                                  April 27, 1998
  ----------------------                                  ----------------
  JAMES D. GALLAGHER
  Pursuant to Power of Attorney




Exhibit No.          Description                           Page No.
-----------          -----------                      ------------------

99.A(1)              Resolutions of Board             Previously filed as
                     of Directors of The              Exhibit A(1) to the
                     Manufacturers Life               Registration Statement
                     Insurance Company of             on Form S-6 filed by
                     America establishing             The Manufacturers Life
                     Separate Account Three           Insurance Company of
                                                      America on September 23,
                                                      1992 (file No. 33-52310).

99.A(3)(a)(i)        Distribution Agreement           Previously filed as
                     between The Manufacturers        Exhibit A(3)(a)(i) to
                     Life Insurance Company of        the Registration State-
                     America and ManEquity, Inc.      ment on Form S-6 filed
                                                      by The Manufacturers
                                                      Life Insurance Company
                                                      of America on September
                                                      23, 1992 (file No. 33-52310).

99.A(3)(a)(ii)       Amendment to Distribution        Previously filed as
                     Agreement                        Exhibit A(3)(a)(ii) to
                                                      the Registration State-
                                                      ment on Form S-6 filed
                                                      by The Manufacturers
                                                      Life Insurance Company
                                                      of America on September 23,
                                                      1992 (file No. 33-52310).

99.A(3)(b)(i)        Specimen agreement               Previously filed as
                     between ManEquity, Inc.          Exhibit A(3)(b)(i) to
                     and registered repre-            the Registration
                     sentatives.                      Statement on Form S-6
                                                      filed by The Manufacturers
                                                      Life Insurance Company of
                                                      America on September 23,
                                                      1992 (file No. 33-52310).

99.A(3)(b)(ii)       Specimen agreement               Previously filed as
                     between ManEquity, Inc.          Exhibit A(3)(b)(ii) to
                     and dealers.                     Pre-Effective Amendment
                                                      No. 1 to the Registration
                                                      Statement on Form S-6 filed
                                                      by The Manufacturers Life
                                                      Insurance Company of America
                                                      on June 21, 1993 (file No.
                                                      33-52310).




Exhibit No.          Description                           Page No.
-----------          -----------                      ------------------

99. A(3)(c)          Schedule of Sales                 Previously filed as
                     Commissions.                      Exhibit A(3)(c) to
                                                       Pre-Effective Amendment
                                                       No. 1 to the Registra-
                                                       tion Statement on Form
                                                       S-6 filed by The Manu-
                                                       facturers Life Insurance
                                                       Company of America on
                                                       June 21, 1993 (file
                                                       No. 33-52310).


99. A(5)(a)          Form of Flexible Premium          Previously filed as
                     Variable Life Insurance           Exhibit A(5)(a) to Pre-
                     Policy.                           Effective Amendment No.2
                                                       to the Registration
                                                       Statement on Form S-6
                                                       filed by The Manufacturers
                                                       Life Insurance Company of
                                                       America on September 10,
                                                       1993 (file No. 33-52310).


99. A(5)(a)(i)       Endorsement No. 776-1ua to        Previously filed as Exhibit
                     Flexible Premium Variable         A(5)(a)(i) to Post-
                     Life Insurance Policy             Effective Amendment No. 11
                                                       to the Registration Statement
                                                       on Form S-6 filed by The
                                                       Manufacturers Life Insurance
                                                       Company of America on April 29,
                                                       1997 (file No. 33-52310).**


99. A(5)(a)(ii)      Endorsement No. 770-10ua to       Previously filed as Exhibit
                     Flexible Premium Variable         A(5)(a)(ii) to Post-
                     Life Insurance Policy             Effective Amendment No. 11
                                                       to the Registration Statement
                                                       on Form S-6 filed by The
                                                       Manufacturers Life Insurance
                                                       Company of America on April 29,
                                                       1997 (file No. 33-52310).**


99. A(6)(a)          Restated Articles of Redomes-     Incorporated by reference
                     tication of The Manu-             to Exhibit A(3)(i) to
                     facturers Life Insurance          Post-Effective Amendment
                     Company of America.               No. 6 on Form S-1 filed by The
                                                       Manufacturers Life Insurance
                                                       Company of America on
                                                       December 9, 1996 (file
                                                       No. 33-57020).**


99. A(6)(b)          By-Laws of The Manu-              Incorporated by reference
                     facturers Life Insurance          to Exhibit A(3)b) to Post-
                     Company of America.               Effective Amendment No. 6 on
                                                       Form S-1 filed by The
                                                       Manufacturers Life Insurance
                                                       Company of America on
                                                       December 9, 1996 (file
                                                       No. 33-57020).**


**   Filed electronically




Exhibit No.          Description                           Page No.
-----------          -----------                      ------------------

99.A(8)(a)           Service Agreement between        Previously filed as
                     The Manufacturers Life           Exhibit A(8)(a) to the
                     Insurance Company of             Registration Statement
                     America and The Manu-            on Form S-6 filed by The
                     facturers Life Insurance         Manufacturers Life
                     Company.                         Insurance Company of
                                                      America on September 23,
                                                      1992 (file No.
                                                      33-52310).


99.A(8)(a)(i)        Amendment to Service             Previously filed as
                     Agreement (re                    Exhibit A(8)(a)(i) to
                     redomestication).                Pre-Effective Amendment
                                                      No. 1 to the Registra-
                                                      tion Statement on Form
                                                      S-6 filed by The Manu-
                                                      facturers Life Insurance
                                                      Company America on June
                                                      21, 1993 (file No.
                                                      33-52310).


99.A(8)(a)(ii)       Amendment to Service             Previously filed as
                     Agreement (re extension          Exhibit A(8)(a)(ii) to
                     of term).                        Pre-Effective Amendment
                                                      No. 1 to the Registra-
                                                      tion Statement on Form
                                                      S-6 filed by The Manu-
                                                      facturers Life Insurance
                                                      Company America on June 21,
                                                      1993 (file No. 33-52310).


99.A(8)(a)(iii)      Amendment to Service             Previously filed as
                     Agreement (re Miscellaneous).    Exhibit A(8)(a)(iii) to
                                                      Pre-Effective Amendment
                                                      No. 2 to the Registra-
                                                      tion Statement on Form
                                                      S-6 filed by The Manu-
                                                      facturers Life Insurance
                                                      Company America on
                                                      September 21, 1993
                                                      (file No. 33-52310).





Exhibit No.          Description                           Page No.
-----------          -----------                      ------------------

99.A(8)(b)           Stoploss Reinsurance             Previously filed as
                     Agreement between The            Exhibit A(8)(b) to Pre-
                     Manufacturers Life               Effective Amendment
                     Insurance Company of             No. 1 to the Registra-
                     America and The Manu-            tion Statement on Form
                     facturers Life Insurance         S-6 filed by The Manu-
                     Company.                         facturers Life Insurance
                                                      Company of America on
                                                      June 21, 1993 (file No.
                                                      33-52310).


99.A(8)(c)           Service Agreement                Previously filed as
                     between The Manufacturers        Exhibit A(8)(c) to Post-
                     Life Insurance Company           Effective Amendment No. 2
                     and ManEquity, Inc. dated        to the Registration
                     January 2, 1991 as amended       Statement on Form S-6
                     March 1, 1994.                   filed by The Manufac-
                                                      turers Life Insurance
                                                      Company of America on
                                                      April 26, 1994
                                                      (file No. 33-52310).


99.A(10)             Form of Application for          Previously filed as
                     Flexible Premium Variable        Exhibit A(10) to Post-
                     Life Insurance Policy.           Effective Amendment No. 7
                                                      on Form S-6 filed by
                                                      The Manufacturers Life
                                                      Insurance Company America
                                                      on April 26, 1996
                                                      (file No. 33-52310).**


99.A(10)(a)          Form of Application              Previously filed as
                     Supplement for Flexible          Exhibit (A)(10)(a) to Post-
                     Premium Variable Life            Effective Amendment No. 9
                     Insurance Policy.                on Form S-6 filed by
                                                      The Manufacturers Life
                                                      Insurance Company of
                                                      America on December 23, 1996
                                                      (file No. 33-52310).**





** Filed electronically


Exhibit No.              Description                            Page No.
----------               -----------                       ------------------



99.2.                    See Exhibit A(5).


99.3.                    Opinion and consent of            Previously filed as
                         James D. Gallagher, Esq.,         Exhibit 3 to the
                         General Counsel of The            Post Effective Amendment
                         Manufacturers Life Insurance      No. 9 to the Registration
                         Company of America.               Statement on Form S-6 filed
                                                           by The Manufacturers Life
                                                           Insurance Company of
                                                           America on December 23,
                                                           1996 (file No.33-52310).**

99.4.                    No financial statements
                         are omitted from the
                         prospectus pursuant to
                         instruction 1(b) or (c)
                         of Part I.


99.5.                    Not applicable.


99.6.                    Opinion and consent of
                         Brian R. Koop actuary
                         of The Manufacturers Life
                         Insurance Company of America.




99.7.                    Form of notice of withdrawal       Previously filed as
                         right ("free look" notice).        Exhibit 7 to the
                                                            Registration Statement
                                                            on Form S-6 filed by The
                                                            Manufacturers Life
                                                            Insurance Company of
                                                            America on September 23,
                                                            1992 (file No.33-52310).



**  Filed electronically


Exhibit No.             Description                             Page No.
-----------             -----------                       -------------------


99.8(a).                Form of notice of right of         Previously filed as
                        surrender while sales charge       Exhibit 8(a) to the
                        limitation applies (initial        Registration Statement
                        purchase).                         on Form S-6 filed by The
                                                           Manufacturers Life
                                                           Insurance Company of
                                                           America on September 23,
                                                           1992 (file No.33-52310)

99.8(b).                Form of notice of                  Previously filed as
                        cancellation right                 Exhibit 8(b) to the
                        (face amount increase).            Registration Statement
                                                           on Form S-6 filed by The
                                                           Manufacturers Life
                                                           Insurance Company of
                                                           America on September 23,
                                                           1992 (file No.33-52310)


99.8(c).                Form of notice of right            Previously filed as
                        of surrender while sales           Exhibit 8(c) to the
                        charge limitation applies          Registration Statement
                        (default).                         on Form S-6 filed by The
                                                           Manufacturers Life
                                                           Insurance Company of
                                                           America on September 23,
                                                           1992 (file No.33-52310)


99.9.                   Memorandum Regarding               Previously filed as
                        Issuance, Face Amount              Exhibit 9 to Post-
                        Increase, Redemption               Effective Amendment No.
                        and Transfer Procedures            8 on Form S-6 filed by
                        for the Policies.                  The Manufactureres Life
                                                           Insurance Company of
                                                           America on December 1,
                                                           1996 (file No.33-55310).**


99.C.1.                 Consent of Ernst &
                        Young LLP.








99.C.6.                 Consent of Jones &
                        Blouch L.L.P.








99.12.                  Power of Attorney                  Previously filed as
                                                           Exhibit (12) to Post-
                                                           Effective Amendment No.
                                                           10 on Form S-6 filed by
                                                           The Manufacturers Life
                                                           Insurance Company of
                                                           America on February 28,
                                                           1997 (file No.33-52310)**


**   Filed electronically